UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

February 28, 2007

Marshall Large-Cap Value Fund

Marshall Large-Cap Growth Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Government Money Market Fund

Marshall Prime Money Market Fund

Marshall Tax-Free Money Market Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2007

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2007 (9/1/06-2/28/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)
Large-Cap Value
Actual	$1,000.00	$1,077.80	1.22%	$6.26	$1,000.00	$1,077.80	1.22%	$6.26	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,018.97	1.22	6.08	1,000.00	1,018.97	1.22	6.08	—	—	—	—
Large-Cap Growth
Actual	1,000.00	1,079.30	1.27	6.53	1,000.00	1,079.30	1.27	6.53	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.72	1.27	6.34	1,000.00	1,018.72	1.27	6.34	—	—	—	—
Mid-Cap Value
Actual	1,000.00	1,134.50	1.22	6.43	1,000.00	1,134.50	1.22	6.43	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.97	1.22	6.09	1,000.00	1,018.97	1.22	6.09	—	—	—	—
Mid-Cap Growth
Actual	1,000.00	1,094.20	1.26	6.52	1,000.00	1,094.20	1.26	6.52	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.77	1.26	6.28	1,000.00	1,018.77	1.26	6.28	—	—	—	—

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)	Beginning account value 9/1/06	Ending account value 2/28/07	Annualized Expense Ratio	Expenses paid during period 9/1/06- 2/28/07(1)
Small-Cap Growth
Actual	$1,000.00	$1,151.50	1.54%	$8.21	$1,000.00	$1,151.50	1.54%	$8.21	$—	$—	—%	$—
Hypothetical (5% return before expenses)	1,000.00	1,017.37	1.54	7.70	1,000.00	1,017.37	1.54	7.70	—	—	—	—
International Stock
Actual	1,000.00	1,116.10	1.42	7.46	1,000.00	1,116.10	1.42	7.46	1,000.00	1,117.60	1.17	6.15
Hypothetical (5% return before expenses)	1,000.00	1,017.95	1.42	7.11	1,000.00	1,017.95	1.42	7.11	1,000.00	1,019.19	1.17	5.86
Government Income(2)
Actual	1,000.00	1,030.30	1.14	5.75	1,000.00	1,031.50	0.91	4.60	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.33	1.14	5.72	1,000.00	1,020.47	0.91	4.57	—	—	—	—
Intermediate Bond(2)
Actual	1,000.00	1,024.80	0.96	4.82	1,000.00	1,026.00	0.73	3.67	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.96	4.81	1,000.00	1,021.38	0.73	3.66	—	—	—	—
Intermediate Tax-Free(2)
Actual	—	—	—	—	1,000.00	1,020.80	0.62	3.12	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,021.91	0.62	3.12	—	—	—	—
Short-Term Income(2)
Actual	1,000.00	1,026.80	0.80	4.04	1,000.00	1,027.90	0.57	2.88	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,021.01	0.80	4.03	1,000.00	1,022.15	0.57	2.88	—	—	—	—
Government Money Market
Actual	—	—	—	—	1,000.00	1,024.50	0.45	2.26	1,000.00	1,025.70	0.20	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.77	0.45	2.26	1,000.00	1,024.01	0.20	1.00
Prime Money Market
Actual	1,000.00	1,023.30	0.75	3.76	1,000.00	1,024.80	0.45	2.26	1,000.00	1,026.10	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.75	3.76	1,000.00	1,022.76	0.45	2.26	1,000.00	1,024.00	0.20	1.01
Tax-Free Money Market
Actual	—	—	—	—	1,000.00	1,016.10	0.45	2.25	1,000.00	1,017.40	0.20	1.00
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,022.77	0.45	2.25	1,000.00	1,024.01	0.20	1.00

(1)	Expenses are equal to the Funds’ expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Marshall Funds filed an amendment to its registration statement on March 15, 2007, expected to be effective June 1, 2007, that includes changes to the Total Annual Fund Operating Expenses (after waivers) for certain Funds. If the proposed changes had been in place throughout the period for an investment of $1,000, the actual Ending Account Value, Annualized Expense Ratio and Expenses paid during the Period would have been, respectively, for Government Income—Advisor Class: $1,034.83, 0.80% and $4.04; Government Income—Investor Class: $1,031.43, 0.80% and $4.03; Intermediate Bond—Advisor Class: $1,026.41, 0.80% and $4.02; Intermediate Bond—Investor Class: $1,024.11, 0.80% and $4.01; Intermediate Tax-Free—Investor Class: $1,027.52, 0.55% and $2.76; Short-Term Income—Advisor Class: $1,028.84, 0.60% and $3.02; and Short-Term Income—Investor Class: $1,026.54, 0.60% and $3.01. If the proposed changes had been in place throughout the period for an investment of $1,000, the hypothetical (5% return before expenses) Ending Account Value, Annualized Expense Ratio and Expenses paid during the Period would have been, respectively, for Government Income—Advisor Class: $1,028.43, 0.80% and $4.02; Government Income—Investor Class: $1,026.13, 0.80% and $4.02; Intermediate Bond—Advisor Class: $1,026.61, 0.80% and $4.02; Intermediate Bond—Investor Class: $1,024.31, 0.80% and $4.02; Intermediate Tax-Free—Investor Class: $1,025.72, 0.55% and $2.76; Short-Term Income—Advisor Class: $1,027.04, 0.60% and $3.02; and Short-Term Income—Investor Class: $1,024.74, 0.60% and $3.01.

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.1%

Consumer Discretionary — 8.6%

Apparel Retail — 0.5%
TJX Companies, Inc.	59,300	$ 1,630,750

Apparel, Accessories & Luxury Goods — 0.9%
Liz Claiborne, Inc.	31,100	1,399,500
VF Corp.	22,000	1,755,820

		3,155,320

Department Stores — 1.9%
J.C. Penney Co., Inc. (1)	21,100	1,711,421
Sears Holdings Corp. (1)(2)	28,000	5,047,000

		6,758,421

Home Improvement Retail — 0.3%
Home Depot, Inc.	27,300	1,081,080

Homebuilding — 0.3%
Lennar Corp.	24,400	1,201,456

Household Appliances — 0.9%
Black & Decker Corp.	24,900	2,098,323
Whirlpool Corp.	12,600	1,111,446

		3,209,769

Housewares & Specialties — 0.8%
Newell Rubbermaid, Inc.	89,100	2,728,242

Movies & Entertainment — 2.1%
News Corp.	112,300	2,530,119
Walt Disney Co.	131,200	4,494,912

		7,025,031

Publishing — 0.3%
Gannett Co., Inc.	19,300	1,182,318

Restaurants — 0.6%
Brinker International, Inc.	64,350	2,188,543

Total Consumer Discretionary		30,160,930

Consumer Staples — 4.1%

Agricultural Products — 0.4%
Archer-Daniels-Midland Co.	38,100	1,309,878

Packaged Foods & Meats — 0.2%
General Mills, Inc.	13,400	755,224

Soft Drinks — 0.8%
Coca-Cola Co.	63,500	2,964,180

Tobacco — 2.7%
Altria Group, Inc.	65,000	5,478,200
Reynolds American, Inc.	16,400	1,001,220
UST, Inc.	46,700	2,711,402

		9,190,822

Total Consumer Staples		14,220,104

Energy — 13.0%

Integrated Oil & Gas — 10.7%
Chevron Corp.	175,900	12,068,499
ConocoPhillips	181,800	11,893,356
Exxon Mobil Corp.	114,300	8,193,024
Hess Corp. (1)	34,200	1,814,310
Marathon Oil Corp.	44,000	3,992,560

		37,961,749

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production — 1.7%
Apache Corp. (1)	32,300	$ 2,213,519
Devon Energy Corp.	44,000	2,891,240
EOG Resources, Inc.	13,700	928,038

		6,032,797

Oil & Gas-Refining and Marketing — 0.6%
Valero Energy Corp.	35,700	2,058,105

Total Energy		46,052,651

Financials — 34.5%

Asset Management & Custody Banks — 0.6%
Bank of New York Co., Inc.	53,800	2,185,356

Diversified Banks — 5.4%
U.S. Bancorp (1)	246,000	8,772,360
Wells Fargo & Co.	288,900	10,024,830

		18,797,190

Investment Banking & Brokerage — 9.4%
A.G. Edwards, Inc.	45,400	2,915,134
Goldman Sachs Group, Inc.	23,000	4,636,800
Lehman Brothers Holdings, Inc.	111,000	8,136,300
Merrill Lynch & Co., Inc.	106,000	8,870,080
Morgan Stanley	117,600	8,810,592

		33,368,906

Multi-Line Insurance — 1.3%
Hartford Financial Services Group, Inc.	48,200	4,557,792

Other Diversified Financial Services — 6.4%
Bank of America Corp.	212,700	10,820,049
Citigroup, Inc.	164,900	8,310,960
JP Morgan Chase & Co.	70,800	3,497,520

		22,628,529

Property & Casualty Insurance — 6.2%
Allstate Corp.	53,800	3,231,228
Chubb Corp.	81,400	4,155,470
Cincinnati Financial Corp.	42,700	1,845,494
Old Republic International Corp.	47,800	1,066,896
Travelers Co., Inc.	181,300	9,202,788
W.R. Berkley Corp.	69,150	2,254,290

		21,756,166

Real Estate Investment Trusts — 1.9%
Archstone-Smith Trust	44,000	2,482,040
Boston Properties, Inc.	14,700	1,765,470
ProLogis	34,200	2,261,646

		6,509,156

Regional Banks — 3.3%
BB&T Corp.	91,300	3,878,424
KeyCorp	50,800	1,917,192
National City Corp. (1)	58,600	2,218,010
PNC Financial Services Group (1)	48,900	3,584,859

		11,598,485

Total Financials		121,401,580

Healthcare — 7.3%

Biotechnology — 0.9%
Amgen, Inc. (2)	23,400	1,503,684
Gilead Sciences, Inc. (2)	25,100	1,796,156

		3,299,840

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Technology — 0.5%
IMS Health, Inc.	59,600	$ 1,721,248

Managed Healthcare — 0.5%
WellPoint, Inc. (1)(2)	22,900	1,818,031

Pharmaceuticals — 5.4%
Abbott Laboratories	39,100	2,135,642
Bristol-Myers Squibb Co.	134,700	3,554,733
Johnson & Johnson	44,000	2,774,200
Pfizer, Inc.	413,800	10,328,448

		18,793,023

Total Healthcare		25,632,142

Industrials — 6.4%

Aerospace & Defense — 2.9%
General Dynamics Corp.	30,800	2,354,968
Honeywell International, Inc.	39,100	1,815,804
Lockheed Martin Corp.	34,700	3,375,616
Northrop Grumman Corp.	39,100	2,809,335

		10,355,723

Construction & Farm Machinery and Heavy Trucks — 1.0%
Cummins, Inc.	10,000	1,346,800
Deere & Co. (1)	18,500	2,005,770

		3,352,570

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	58,600	2,525,074

Industrial Machinery — 0.9%
Eaton Corp.	22,900	1,855,129
Parker Hannifin Corp.	14,700	1,211,133

		3,066,262

Railroads — 0.9%
Burlington Northern Santa Fe Corp.	16,100	1,274,959
Norfolk Southern Corp.	38,300	1,815,420

		3,090,379

Total Industrials		22,390,008

Information Technology — 6.1%

Application Software — 0.5%
AutoDesk, Inc. (1)(2)	46,900	1,929,935

Communications Equipment — 1.3%
Motorola, Inc.	237,400	4,396,648

Computer Hardware — 2.2%
Hewlett Packard Co.	168,000	6,615,840
International Business Machines Corp.	12,800	1,190,528

		7,806,368

Computer Storage & Peripherals — 0.4%
Western Digital Corp. (2)	70,600	1,353,402

Data Processing & Outsourced Services — 0.5%
Fiserv, Inc. (2)	32,200	1,705,312

Semiconductor Equipment — 0.3%
Lam Research Corp. (2)	24,400	1,089,704

Systems Software — 0.9%
Microsoft Corp. (1)	107,400	3,025,458

Total Information Technology		21,306,827

Description	Shares	Value
Common Stocks (continued)

Materials — 3.0%

Commodity Chemicals — 0.4%
Lyondell Chemical Co.	43,900	$ 1,398,654

Diversified Chemicals — 0.7%
Dow Chemical Co.	59,500	2,606,100

Diversified Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc. (1)	21,500	1,234,315
Phelps Dodge Corp.	30,300	3,784,773

		5,019,088

Forest Products — 0.2%
Louisiana-Pacific Corp.	39,000	804,960

Metal & Glass Containers — 0.2%
Ball Corp.	15,200	703,760

Total Materials		10,532,562

Telecommunication Services — 7.2%

Integrated Telecommunication Services — 7.2%
AT&T, Inc.	342,000	12,585,600
Citizens Communications Co.	40,500	610,335
Verizon Communications	322,700	12,078,661

		25,274,596

Total Telecommunication Services		25,274,596

Utilities — 6.9%

Electric Utilities — 2.7%
Entergy Corp.	35,100	3,464,370
FirstEnergy Corp.	26,200	1,639,334
Progress Energy, Inc. (1)	88,900	4,343,654

		9,447,358

Gas Utilities — 0.7%
ONEOK, Inc.	61,900	2,578,754

Independent Power Producers & Energy Traders — 0.5%
TXU Corp.	24,200	1,600,830

Multi-Utilities — 3.0%
CenterPoint Energy, Inc. (1)	168,100	2,998,904
Energy East Corp.	96,600	2,386,986
OGE Energy Corp.	65,200	2,517,372
TECO Energy, Inc.	152,400	2,555,749

		10,459,011

Total Utilities		24,085,953

Total Common Stocks (identified cost $282,597,119)		341,057,353

Short-Term Investments — 10.7%

Collateral Pool Investment for Securities on Loan — 8.9% (See Note 2 of the Financial Statements)		31,029,957

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Large-Cap Value Fund (continued)

Description	Shares or Principal Amount	Value

Short-Term Investments (continued)

Repurchase Agreement — 1.8%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007 to be repurchased at $6,416,688 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 9/15/2008, with a market value of $6,544,415 (at amortized cost)	$6,415,744	$ 6,415,744

Total Short-Term Investments (identified cost $37,445,701)		37,445,701

Total Investments — 107.8% (identified cost $320,042,820)		378,503,054
Other Assets and Liabilities — (7.8)%		(27,506,865)

Total Net Assets — 100.0%		$350,996,189

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	8.6%
Consumer Staples	4.1%
Energy	13.0%
Financials	34.5%
Healthcare	7.3%
Industrials	6.4%
Information Technology	6.1%
Materials	3.0%
Telecommunication Services	7.2%
Utilities	6.9%
Short-Term Investments	10.7%
Other Assets & Liabilities	(7.8)%

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.9%

Consumer Discretionary — 11.5%

Apparel Retail — 0.6%
American Eagle Outfitters, Inc.	43,500	$ 1,350,675

Apparel, Accessories & Luxury Goods — 1.3%
Coach, Inc. (1)(2)	68,050	3,211,960

Automotive Retail — 0.6%
Carmax, Inc. (1)(2)	25,490	1,343,323

Broadcasting & Cable TV — 1.3%
Comcast Corp., Class A (1)(2)	124,575	3,204,069

Computer & Electronics Retail — 1.1%
Best Buy, Inc.	55,400	2,574,438

Department Stores — 2.4%
J.C. Penney Co., Inc. (1)	38,880	3,153,557
Kohl’s Corp. (2)	20,460	1,411,535
Sears Holdings Corp. (1)(2)	8,530	1,537,533

		6,102,625

Home Improvement Retail — 1.1%
Home Depot, Inc.	66,940	2,650,824

Homebuilding — 0.3%
D.R. Horton, Inc. (1)	32,300	819,451

Movies & Entertainment — 0.7%
Walt Disney Co.	52,980	1,815,095

Restaurants — 0.9%
McDonald’s Corp.	27,710	1,211,481
Starbucks Corp. (1)(2)	28,680	886,212

		2,097,693

Specialty Stores — 0.6%
Staples, Inc.	51,550	1,341,331

Tires & Rubber — 0.6%
Goodyear Tire & Rubber Co. (1)(2)	59,240	1,458,489

Total Consumer Discretionary		27,969,973

Consumer Staples — 8.8%

Agricultural Products — 0.4%
Archer-Daniels-Midland Co.	26,700	917,946

Household Products — 3.7%
Colgate-Palmolive Co.	35,500	2,391,280
Kimberly-Clark Corp.	11,000	749,210
Procter & Gamble Co.	94,010	5,968,695

		9,109,185

Hypermarkets & Supercenters — 0.7%
Wal-Mart Stores, Inc.	34,800	1,680,840

Packaged Foods & Meats — 1.0%
General Mills, Inc.	21,490	1,211,176
Kellogg Co.	24,960	1,246,003

		2,457,179

Soft Drinks — 1.9%
PepsiCo, Inc.	72,830	4,599,215

Tobacco — 1.1%
Altria Group, Inc.	31,300	2,637,964

Total Consumer Staples		21,402,329

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy — 3.6%

Integrated Oil & Gas — 1.9%
ConocoPhillips	15,111	$ 988,562
Exxon Mobil Corp.	19,900	1,426,432
Hess Corp. (1)	8,000	424,400
Marathon Oil Corp.	13,775	1,249,944
Occidental Petroleum Corp.	11,030	509,365

		4,598,703

Oil & Gas-Drilling — 0.4%
ENSCO International, Inc.	4,620	231,508
Unit Corp. (2)	15,020	735,229

		966,737

Oil & Gas-Exploration and Production — 1.3%
Apache Corp.	16,900	1,158,157
XTO Energy, Inc.	40,630	2,098,946

		3,257,103

Total Energy		8,822,543

Financials — 10.3%

Asset Management & Custody Banks — 0.9%
Bank of New York Co., Inc.	26,600	1,080,492
Franklin Resources, Inc.	10,010	1,175,074

		2,255,566

Investment Banking & Brokerage — 3.8%
Goldman Sachs Group, Inc.	20,500	4,132,800
Lehman Brothers Holdings, Inc.	11,000	806,300
Merrill Lynch & Co., Inc.	32,450	2,715,416
Morgan Stanley	19,700	1,475,924

		9,130,440

Multi-Line Insurance — 0.3%
Hartford Financial Services Group, Inc.	8,400	794,304

Other Diversified Financial Services — 1.2%
Bank of America Corp.	13,920	708,110
Citigroup, Inc.	25,700	1,295,280
JP Morgan Chase & Co.	18,700	923,780

		2,927,170

Property & Casualty Insurance — 1.8%
Chubb Corp.	13,870	708,064
Fidelity National Financial, Inc.	33,213	797,112
Philadelphia Consolidated Holding Corp. (2)	44,430	2,039,781
Travelers Co., Inc.	14,500	736,020

		4,280,977

Real Estate Investment Trusts — 0.6%
ProLogis	20,328	1,344,291

Regional Banks — 1.3%
Synovus Financial Corp. (1)	97,730	3,163,520

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp. (1)	17,800	1,074,230

Total Financials		24,970,498

Description	Shares	Value
Common Stocks (continued)

Healthcare — 19.2%

Biotechnology — 7.8%
Amgen, Inc. (2)	45,780	$ 2,941,823
Biogen Idec, Inc. (2)	58,700	2,652,653
Celgene Corp. (1)(2)	39,930	2,128,269
Cephalon, Inc. (1)(2)	24,860	1,767,049
Genzyme Corp. (1)(2)	45,250	2,796,450
Gilead Sciences, Inc. (1)(2)	92,830	6,642,914

		18,929,158

Healthcare Distributors — 1.6%
AmerisourceBergen Corp.	15,920	838,506
Cardinal Health, Inc.	41,400	2,901,726
McKesson Corp.	3,800	211,888

		3,952,120

Healthcare Equipment — 2.3%
Boston Scientific Corp. (2)	26,600	433,846
Medtronic, Inc. (1)	101,000	5,086,359

		5,520,205

Healthcare Services — 2.0%
Caremark Rx, Inc.	23,400	1,441,206
Express Scripts, Inc. (2)	13,900	1,048,199
Medco Health Solutions, Inc. (2)	35,000	2,366,350

		4,855,755

Managed Healthcare — 0.4%
WellPoint, Inc. (1)(2)	12,330	978,879

Pharmaceuticals — 5.1%
Abbott Laboratories	16,980	927,448
Allergan, Inc. (1)	15,700	1,753,847
Eli Lilly & Co.	28,700	1,510,768
Johnson & Johnson	58,800	3,707,340
Sepracor, Inc. (1)(2)	49,230	2,587,529
Wyeth	36,900	1,805,148

		12,292,080

Total Healthcare		46,528,197

Industrials — 11.3%

Aerospace & Defense — 6.2%
Boeing Co.	82,200	7,173,594
General Dynamics Corp.	16,350	1,250,121
Lockheed Martin Corp.	57,300	5,574,144
Precision Castparts Corp.	4,360	396,629
United Technologies Corp.	12,200	800,686

		15,195,174

Construction & Engineering — 0.8%
Fluor Corp.	22,300	1,883,681

Electrical Components & Equipment — 1.3%
Emerson Electric Co.	70,800	3,050,772

Industrial Conglomerates — 1.0%
3M Co.	32,700	2,422,416

Industrial Machinery — 1.4%
Illinois Tool Works, Inc. (1)	64,820	3,351,194

Railroads — 0.6%
Norfolk Southern Corp.	32,840	1,556,616

Total Industrials		27,459,853

Information Technology — 27.5%

Application Software — 1.1%
AutoDesk, Inc. (2)	62,600	2,575,990

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 4.5%
Cisco Systems, Inc. (2)	288,100	$ 7,473,313
Harris Corp.	27,300	1,339,884
Juniper Networks, Inc. (1)(2)	46,860	886,123
Motorola, Inc.	64,270	1,190,280

		10,889,600

Computer Hardware — 4.4%
Apple Computer, Inc. (2)	68,040	5,756,864
Hewlett Packard Co.	59,570	2,345,867
International Business Machines Corp.	26,500	2,464,765

		10,567,496

Computer Storage & Peripherals — 2.6%
EMC Corp. (1)	214,500	2,992,275
SanDisk Corp. (1)(2)	24,300	885,006
Seagate Technology	26,630	716,347
Western Digital Corp. (2)	90,460	1,734,118

		6,327,746

Data Processing & Outsourced Services — 0.3%
Affiliated Computer Services, Inc. (1)(2)	15,640	812,811

Internet Software & Services — 1.8%
Google, Inc., Class A (2)	9,490	4,265,281

Semiconductor Equipment — 2.0%
Applied Materials, Inc. (1)	116,020	2,154,491
Lam Research Corp. (2)	41,880	1,870,361
MEMC Electronic Materials, Inc. (1)(2)	16,650	858,641

		4,883,493

Semiconductors — 4.3%
Broadcom Corp. (2)	48,570	1,655,751
Intel Corp.	180,770	3,588,285
NVIDIA Corp. (2)	23,900	740,900
Texas Instruments, Inc.	147,800	4,575,888

		10,560,824

Systems Software — 6.5%
Microsoft Corp.	331,300	9,332,720
Oracle Corp. (2)	338,350	5,559,091
Symantec Corp. (2)	73,060	1,249,326

		16,141,137

Total Information Technology		67,024,378

Materials — 1.6%

Diversified Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc. (1)	43,500	2,497,335
Phelps Dodge Corp.	10,270	1,282,826

		3,780,161

Total Materials		3,780,161

Telecommunication Services — 0.7%

Wireless Telecommunication Services — 0.7%
Sprint Nextel Corp. (1)	48,610	937,201
Telephone and Data Systems, Inc.	15,760	877,674

		1,814,875

Total Telecommunication Services		1,814,875

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities — 1.4%

Independent Power Producers & Energy Traders — 1.4%
Constellation Energy Group	42,770	$ 3,364,716

Total Common Stocks (identified cost $206,545,752)		233,137,523

Short-Term Investments — 17.9%

Collateral Pool Investment for Securities on Loan — 15.2% (See Note 2 of the Financial Statements)		36,751,173

Repurchase Agreement — 2.6%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $6,351,202 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 9/14/2007, with a market value of $6,477,806 (at amortized cost)	$6,350,267	6,350,267

U.S. Treasury Bill — 0.1%
4.840%, 3/22/2007 (13)	300,000	299,154

Total Short-Term Investments (identified cost $43,400,594)		43,400,594

Total Investments — 113.8% (identified cost $249,946,346)		276,538,117
Other Assets and Liabilities — (13.8)%		(33,610,119)

Total Net Assets — 100.0%		$242,927,998

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.5%
Consumer Staples	8.8%
Energy	3.6%
Financials	10.3%
Healthcare	19.2%
Industrials	11.3%
Information Technology	27.5%
Materials	1.6%
Telecommunication Services	0.7%
Utilities	1.4%
Short-Term Investments	17.9%
Other Assets & Liabilities	(13.8)%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.0%

Consumer Discretionary — 15.0%

Advertising — 2.6%
Harte-Hanks, Inc.	349,100	$ 9,582,795
Interpublic Group of Cos., Inc. (1)(2)	548,500	6,905,615

		16,488,410

Apparel Retail — 2.1%
Chico’s FAS, Inc. (1)(2)	129,400	2,902,442
Ross Stores, Inc.	308,100	10,096,437

		12,998,879

Auto Parts & Equipment — 2.5%
Autoliv, Inc.	162,250	9,256,363
Johnson Controls, Inc.	67,200	6,303,360

		15,559,723

Broadcasting & Cable TV — 2.4%
Clear Channel Communications, Inc.	180,700	6,537,726
Liberty Media Corp. Capital (2)	80,900	8,727,492

		15,265,218

Home Furnishings — 2.7%
Furniture Brands International, Inc. (1)	526,500	8,445,060
Mohawk Industries, Inc. (1)(2)	101,200	8,857,024

		17,302,084

Home Improvement Retail — 0.8%
Sherwin-Williams Co.	76,200	5,071,110

Homebuilding — 1.1%
Lennar Corp.	146,000	7,189,040

Household Appliances — 0.8%
Snap-On Tools Corp.	103,800	5,200,380

Total Consumer Discretionary		95,074,844

Consumer Staples — 7.4%

Food Retail — 1.6%
Kroger Co.	398,980	10,241,817

Hypermarkets & Supercenters — 1.4%
BJ’s Wholesale Club, Inc. (2)	278,000	8,973,840

Packaged Foods & Meats — 3.0%
Del Monte Foods Co.	933,000	10,729,500
Pilgrim’s Pride Corp.	252,900	7,748,856

		18,478,356

Soft Drinks — 1.4%
Coca-Cola Enterprises, Inc.	452,800	9,096,752

Total Consumer Staples		46,790,765

Energy — 6.0%

Integrated Oil & Gas — 2.6%
Hess Corp. (1)	152,700	8,100,735
Murphy Oil Corp. (1)	156,400	8,104,648

		16,205,383

Oil & Gas-Equipment and Services — 0.7%
Grant Prideco, Inc. (2)	108,400	4,705,644

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production — 2.7%
Newfield Exploration Co. (2)	117,100	$ 5,061,062
Noble Energy, Inc. (1)	206,300	11,876,691

		16,937,753

Total Energy		37,848,780

Financials — 19.6%

Asset Management & Custody Banks — 2.5%
Affiliated Managers Group, Inc. (1)(2)	31,000	3,518,500
Ameriprise Financial, Inc.	48,300	2,823,618
State Street Corp.	144,400	9,459,644

		15,801,762

Investment Banking & Brokerage — 1.1%
Bear Stearns Co., Inc.	46,800	7,124,832

Life & Health Insurance — 2.2%
Protective Life Corp.	247,500	10,991,475
StanCorp Financial Group, Inc.	66,700	3,214,940

		14,206,415

Property & Casualty Insurance — 6.2%
ACE Ltd.	211,800	11,894,688
Ambac Financial Group, Inc.	169,000	14,811,159
XL Capital Ltd.	164,700	11,693,700

		38,399,547

Regional Banks — 2.7%
City National Corp.	66,600	4,807,188
Huntington Bancshares, Inc.	138,100	3,197,015
Zions Bancorp.	104,000	8,879,520

		16,883,723

Reinsurance — 1.8%
PartnerRe Ltd.	164,800	11,450,304

Specialized Finance — 1.7%
CIT Group, Inc.	191,000	10,785,770

Thrifts & Mortgage Finance — 1.4%
MGIC Investment Corp. (1)	152,000	9,173,200

Total Financials		123,825,553

Healthcare — 11.5%

Healthcare Distributors — 1.6%
AmerisourceBergen Corp.	201,200	10,597,204

Healthcare Facilities — 1.7%
Community Health Systems, Inc. (2)	281,600	10,489,600

Healthcare Services — 1.5%
Omnicare, Inc.	231,600	9,620,664

Healthcare Supplies — 0.9%
DENTSPLY International, Inc.	186,700	5,888,518

Healthcare Technology — 1.5%
IMS Health, Inc.	321,200	9,276,256

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc. (1)(2)	184,400	8,347,788

Managed Healthcare — 1.5%
Health Net, Inc. (1)(2)	173,000	9,250,310

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 1.5%
Biovail Corp. (1)	450,600	$ 9,354,456

Total Healthcare		72,824,796

Industrials — 9.7%

Aerospace & Defense — 1.6%
Alliant Techsystems, Inc. (1)(2)	114,500	9,909,975

Airlines — 1.5%
Southwest Airlines Co.	613,200	9,277,716

Commercial Printing — 1.4%
Donnelley (R.R.) & Sons Co.	242,600	8,777,268

Environmental & Facilities Services — 1.3%
Republic Services, Inc.	195,200	8,212,064

Human Resource & Employment Services — 1.1%
Manpower, Inc.	92,000	6,835,600

Industrial Conglomerates — 1.6%
ITT Corp.	174,100	10,310,202

Trucking — 1.2%
J.B. Hunt Transport Services, Inc.	293,000	7,782,080

Total Industrials		61,104,905

Information Technology — 10.4%

Application Software — 2.6%
Cadence Design Systems, Inc. (1)(2)	446,300	8,899,222
Synopsys, Inc. (1)(2)	311,900	7,978,402

		16,877,624

Communications Equipment — 0.6%
Juniper Networks, Inc. (1)(2)	195,000	3,687,450

Computer Storage & Peripherals — 1.0%
Electronics for Imaging, Inc. (2)	277,270	6,327,301

Data Processing & Outsourced Services — 1.4%
Fiserv, Inc. (1)(2)	171,200	9,066,752

Electronic Manufacturing Services — 0.5%
Jabil Circuit, Inc.	108,500	2,899,120

Office Electronics — 1.6%
Xerox Corp. (2)	602,400	10,403,448

Semiconductor Equipment — 0.5%
Novellus Systems, Inc. (1)(2)	91,800	2,955,960

Technology Distributors — 2.2%
Arrow Electronics, Inc. (1)(2)	274,200	10,507,344
Ingram Micro, Inc. (2)	166,100	3,227,323

		13,734,667

Total Information Technology		65,952,322

Materials — 6.1%

Paper Packaging — 2.6%
Packaging Corp. of America	332,600	8,148,700
Sealed Air Corp.	123,000	7,926,120

		16,074,820

Paper Products — 1.3%
MeadWestvaco Corp.	280,500	8,541,225

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 1.4%
Valspar Corp.	332,400	$ 9,011,364

Steel — 0.8%
Nucor Corp.	81,300	4,948,731

Total Materials		38,576,140

Telecommunication Services — 4.0%

Integrated Telecommunication Services — 2.7%
Citizens Communications Co. (1)	435,500	6,562,985
Embarq Corp. (1)	188,900	10,455,615

		17,018,600

Wireless Telecommunication Services — 1.3%
Alltel Corp.	136,500	8,270,535

Total Telecommunication Services		25,289,135

Utilities — 8.3%

Electric Utilities — 6.1%
Edison International	241,600	11,335,872
Entergy Corp.	90,000	8,883,000
PPL Corp.	312,000	11,862,240
Progress Energy, Inc. (1)	134,300	6,561,898

		38,643,010

Multi-Utilities — 2.2%
CMS Energy Corp. (1)	418,700	7,306,315
Xcel Energy, Inc.	291,000	6,876,330

		14,182,645

Total Utilities		52,825,655

Total Common Stocks (identified cost $509,326,234)		620,112,895

Short-Term Investments — 18.0%

Collateral Pool Investment for Securities on Loan — 15.7% (See Note 2 of the Financial Statements)		99,654,300

Repurchase Agreement — 2.2%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $13,977,252 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 8/22/2008, with a market value of $14,255,252 (at amortized cost)	$13,975,194	13,975,194

U.S. Treasury Bill — 0.1%
5.023%, 3/15/2007 (3)	500,000	499,001

Total Short-Term Investments (identified cost $114,128,539)		114,128,495

Total Investments — 116.0% (identified cost $623,454,773)		734,241,390
Other Assets and Liabilities — (16.0)%		(101,192,488)

Total Net Assets — 100.0%		$633,048,902

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.0%
Consumer Staples	7.4%
Energy	6.0%
Financials	19.6%
Healthcare	11.5%
Industrials	9.7%
Information Technology	10.4%
Materials	6.1%
Telecommunication Services	4.0%
Utilities	8.3%
Short-Term Investments	18.0%
Other Assets & Liabilities	(16.0)%

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.9%

Consumer Discretionary — 15.8%

Apparel Retail — 1.8%
Aeropostale, Inc. (2)	27,300	$ 1,000,272
Limited Brands, Inc.	53,800	1,489,184
TJX Companies, Inc.	46,800	1,287,000

		3,776,456

Apparel, Accessories & Luxury Goods — 1.9%
Coach, Inc. (1)(2)	41,900	1,977,680
Polo Ralph Lauren Co.	21,700	1,887,466

		3,865,146

Broadcasting & Cable TV — 1.2%
Comcast Corp., Class A (1)(2)	60,700	1,561,204
EchoStar Communications Corp., Class A (2)	24,800	1,006,880

		2,568,084

Casinos & Gaming — 1.0%
International Game Technology	51,100	2,107,875

Catalog Retail — 0.9%
Liberty Media Corp. Interactive (2)	83,900	1,977,523

Computer & Electronics Retail — 0.9%
GameStop Corp. (2)	35,400	1,855,668

Department Stores — 1.6%
Federated Department Stores, Inc.	22,900	1,022,714
J.C. Penney Co., Inc. (1)	28,400	2,303,524

		3,326,238

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.	96,300	2,396,907

Home Furnishing Retail — 0.9%
Rent-A-Center, Inc. (2)	66,600	1,886,112

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Hotels, Resorts & Cruise Lines — 0.9%
Hilton Hotels Corp.	53,200	$ 1,877,960

Housewares & Specialties — 0.5%
Newell Rubbermaid, Inc.	33,300	1,019,646

Internet Retail — 1.3%
Priceline.com, Inc. (1)(2)	52,800	2,767,248

Leisure Facilities — 0.9%
LIFE TIME FITNESS, Inc. (1)(2)	37,600	1,797,280

Specialty Stores — 0.8%
Blockbuster, Inc., Class A (1)	265,800	1,764,912

Total Consumer Discretionary		32,987,055

Consumer Staples — 2.2%

Agricultural Products — 0.5%
Corn Products International, Inc.	35,400	1,131,738

Brewers — 0.5%
Molson Coors Brewing Co.	12,700	1,072,388

Food Retail — 1.2%
SUPERVALU, Inc.	66,500	2,457,840

Total Consumer Staples		4,661,966

Energy — 6.9%

Coal & Consumable Fuels — 0.6%
Cameco Corp. (1)	32,300	1,193,808

Oil & Gas-Drilling — 0.4%
ENSCO International, Inc.	15,700	786,727

Oil & Gas-Equipment and Services — 1.3%
BJ Services Co.	28,800	771,552
Grant Prideco, Inc. (2)	15,300	664,173
National-Oilwell Varco, Inc. (2)	19,700	1,371,908

		2,807,633

Oil & Gas-Exploration and Production — 3.7%
Chesapeake Energy Corp. (1)	65,000	1,981,850
Denbury Resources, Inc. (2)	52,800	1,522,752
Southwestern Energy Co. (2)	29,700	1,158,300
Ultra Petroleum Corp. (2)	15,000	762,150
XTO Energy, Inc.	44,700	2,309,202

		7,734,254

Oil & Gas-Storage and Transportation — 0.9%
Williams Companies, Inc.	69,800	1,882,506

Total Energy		14,404,928

Financials — 8.4%

Asset Management & Custody Banks — 3.5%
Affiliated Managers Group, Inc. (1)(2)	21,500	2,440,250
BlackRock, Inc.	8,200	1,304,128
Franklin Resources, Inc.	18,800	2,206,932
Nuveen Investments, Class A	24,600	1,197,774

		7,149,084

Insurance Brokers — 0.6%
Willis Group Holdings, Ltd.	33,800	1,341,860

Investment Banking & Brokerage — 0.6%
GFI Group, Inc. (1)(2)	21,800	1,343,098

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance — 0.8%
Assured Guaranty, Ltd.	59,200	$ 1,675,360

Real Estate Investment Trusts — 0.7%
Essex Property Trust, Inc.	11,100	1,541,679

Real Estate Management & Development — 0.9%
CB Richard Ellis Group, Inc., Class A (2)	54,000	1,799,280

Specialized Finance — 1.3%
IntercontinentalExchange, Inc. (2)	17,300	2,609,705

Total Financials		17,460,066

Healthcare — 17.2%

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (1)(2)	30,200	1,113,776
BioMarin Pharmaceutical, Inc. (1)(2)	100,400	1,709,812
Celgene Corp. (1)(2)	29,100	1,551,030
Cephalon, Inc. (1)(2)	17,800	1,265,224
MedImmune, Inc. (1)(2)	20,600	657,346

		6,297,188

Healthcare Equipment — 3.9%
Baxter International, Inc.	49,200	2,460,492
C.R. Bard, Inc.	26,700	2,130,660
Hologic, Inc. (1)(2)	31,300	1,723,065
Hospira, Inc. (2)	17,100	654,417
Kyphon, Inc. (2)	28,400	1,281,124

		8,249,758

Healthcare Facilities — 3.5%
Brookdale Senior Living, Inc. (1)	30,500	1,439,905
Manor Care, Inc. (1)	30,300	1,623,474
Psychiatric Solutions, Inc. (1)(2)	66,400	2,653,344
Sunrise Senior Living, Inc. (1)(2)	39,000	1,528,410

		7,245,133

Healthcare Services — 0.8%
DaVita, Inc. (2)	28,900	1,576,495

Healthcare Supplies — 0.9%
Inverness Medical Innovations, Inc. (1)(2)	43,000	1,814,600

Healthcare Technology — 0.8%
Cerner Corp. (1)(2)	31,200	1,625,832

Life Sciences Tools & Services — 1.4%
Covance, Inc. (2)	20,400	1,257,864
Thermo Fisher Scientific, Inc. (2)	37,500	1,697,625

		2,955,489

Pharmaceuticals — 2.9%
Allergan, Inc. (1)	13,000	1,452,230
Forest Laboratories, Inc. (2)	33,700	1,744,312
Medicis Pharmaceutical Corp., Class A (1)	26,100	948,996
Shire PLC ADR	30,700	1,979,229

		6,124,767

Total Healthcare		35,889,262

Description	Shares	Value
Common Stocks (continued)

Industrials — 15.2%

Aerospace & Defense — 3.5%
DRS Technologies, Inc.	32,600	$ 1,727,474
Precision Castparts Corp.	40,600	3,693,382
Rockwell Collins, Inc.	26,600	1,741,768

		7,162,624

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc. (2)	18,800	1,698,392

Construction & Farm Machinery and Heavy Trucks — 2.8%
CNH Global N.V.	50,000	1,878,500
Deere & Co.	18,700	2,027,454
Manitowoc Company, Inc. (1)	30,700	1,802,090

		5,708,044

Diversified Commercial & Professional Services — 1.0%
Dun & Bradstreet Corp.	24,000	2,118,720

Electrical Components & Equipment — 1.0%
Roper Industries, Inc. (1)	40,300	2,140,736

Heavy Electrical Equipment — 0.9%
ABB, Ltd. ADR (1)	115,000	1,925,100

Industrial Conglomerates — 2.3%
Harsco Corp.	21,000	1,801,800
ITT Corp.	33,600	1,989,792
Textron, Inc.	11,100	1,024,419

		4,816,011

Office Services & Supplies — 1.1%
Herman Miller, Inc.	62,200	2,392,834

Trading Companies & Distributors — 1.8%
GATX Corp.	32,500	1,500,200
UAP Holding Corp.	87,400	2,217,338

		3,717,538

Total Industrials		31,679,999

Information Technology — 21.8%

Application Software — 4.0%
Adobe Systems, Inc. (2)	46,800	1,836,900
ANSYS, Inc. (2)	30,800	1,571,416
AutoDesk, Inc. (2)	35,300	1,452,595
Parametric Technology Corp. (2)	66,500	1,268,155
Synopsys, Inc. (1)(2)	88,100	2,253,598

		8,382,664

Computer Hardware — 0.5%
Sun Microsystems, Inc. (2)	158,300	970,379

Computer Storage & Peripherals — 1.1%
Network Appliance, Inc. (2)	59,200	2,289,264

Consulting & Other Services — 1.5%
Cognizant Technology Solutions Corp. (2)	22,500	2,029,500
Satyam Computer Services, Ltd. ADR (1)	55,200	1,190,112

		3,219,612

Data Processing & Outsourced Services — 6.3%
Alliance Data Systems Corp. (2)	29,500	1,762,625
DST Systems, Inc. (1)(2)	25,700	1,809,794
Electronic Data Systems Corp.	74,400	2,084,688
Fidelity National Information Services, Inc.	33,900	1,557,705
Mastercard, Inc., Class A (1)	14,600	1,564,828
Paychex, Inc. (1)	45,500	1,848,665
VeriFone Holdings, Inc. (1)(2)	59,400	2,319,570

		12,947,875

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Equipment Manufacturers — 0.7%
Amphenol Corp., Class A	23,100	$ 1,490,874

Home Entertainment Software — 1.5%
Activision, Inc. (2)	104,700	1,750,584
Electronic Arts, Inc. (2)	25,400	1,280,668

		3,031,252

Internet Software & Services — 3.4%
Akamai Technologies, Inc. (1)(2)	27,900	1,438,803
Digital River, Inc. (1)(2)	19,900	1,102,261
Equinix, Inc. (1)(2)	25,100	2,075,017
SINA Corp. (1)(2)	17,400	600,822
Webex Communications, Inc. (1)(2)	44,400	1,928,292

		7,145,195

Semiconductor Equipment — 1.9%
ASML Holding N.V. (1)(2)	53,700	1,319,946
MEMC Electronic Materials, Inc. (1)(2)	49,400	2,547,558

		3,867,504

Systems Software — 0.9%
Check Point Software Technologies Ltd. (2)	78,800	1,779,304

Total Information Technology		45,123,923

Materials — 3.1%

Fertilizers & Agricultural Chemicals — 0.9%
Monsanto Co.	35,000	1,844,150

Industrial Gases — 1.5%
Air Products and Chemicals, Inc.	17,500	1,309,350
Praxair, Inc.	30,100	1,856,869

		3,166,219

Specialty Chemicals — 0.7%
Ecolab, Inc.	34,000	1,438,200

Total Materials		6,448,569

Telecommunication Services — 5.3%

Alternative Carriers — 0.1%
Gilat Satellite Networks Ltd. (1)(2)	32,200	272,734

Wireless Telecommunication Services — 5.2%
America Movil S.A. de C.V. ADR (1)	49,200	2,154,960
American Tower Corp. (1)(2)	67,800	2,626,572
Crown Castle International Corp. (1)(2)	49,300	1,615,068

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Telecommunication Services (continued)

Wireless Telecommunication Services (continued)
Leap Wireless International, Inc. (2)	29,400	$ 1,986,558
NII Holdings, Inc. (2)	32,300	2,288,132

		10,671,290

Total Telecommunication Services		10,944,024

Total Common Stocks (identified cost $167,404,942)		199,599,792

Short-Term Investments — 32.6%

Collateral Pool Investment for Securities on Loan — 31.2% (See Note 2 of the Financial Statements)		64,787,008

Repurchase Agreement — 1.3%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $2,761,622 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 1/15/2030, with a market value of $2,817,694 (at amortized cost)	$2,761,215	2,761,215

U.S. Treasury Bill — 0.1%
5.081%, 3/15/2007	300,000	299,401

Total Short-Term Investments (identified cost $67,847,624)		67,847,624

Total Investments — 128.5% (identified cost $235,252,584)		267,447,416
Other Assets and Liabilities — (28.5)%		(59,239,440)

Total Net Assets — 100.0%		$208,207,976

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.8%
Consumer Staples	2.2%
Energy	6.9%
Financials	8.4%
Healthcare	17.2%
Industrials	15.2%
Information Technology	21.8%
Materials	3.1%
Telecommunication Services	5.3%
Short-Term Investments	32.6%
Other Assets & Liabilities	(28.5)%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.5%

Consumer Discretionary — 13.5%

Advertising — 0.8%
National CineMedia, Inc. (2)	70,770	$ 1,855,589

Apparel Retail — 1.8%
Iconix Brand Group, Inc. (1)(2)	95,200	2,087,736
Wet Seal, Inc. (1)(2)	364,500	2,190,645

		4,278,381

Computer & Electronics Retail — 0.8%
GameStop Corp. (2)	38,100	1,997,202

Department Stores — 0.7%
Bon-Ton Stores, Inc. (1)	33,900	1,661,778

General Merchandise Stores — 0.8%
Big Lots, Inc. (1)(2)	72,500	1,814,675

Home Furnishings — 1.1%
Tempur-Pedic International, Inc.	107,000	2,663,230

Home Furnishing Retail — 0.9%
Rent-A-Center, Inc. (2)	75,400	2,135,328

Internet Retail — 2.3%
Priceline.com, Inc. (1)(2)	57,500	3,013,575
Vistaprint Ltd. (2)	61,700	2,296,474

		5,310,049

Leisure Facilities — 0.9%
LIFE TIME FITNESS, Inc. (1)(2)	42,900	2,050,620

Leisure Products — 0.8%
Smith & Wesson Holding Corp. (1)(2)	148,600	1,845,612

Restaurants — 0.5%
Benihana, Inc. (2)	37,500	1,152,750

Specialty Stores — 2.1%
Blockbuster, Inc., Class A (1)(2)	380,500	2,526,520
Cabela’s, Inc. (1)(2)	102,000	2,535,720

		5,062,240

Total Consumer Discretionary		31,827,454

Consumer Staples — 1.5%

Food Distributors — 1.5%
Central European Distribution Corp. (1)(2)	53,400	1,451,412
Topps Company, Inc.	220,400	2,018,864

Total Consumer Staples		3,470,276

Energy — 5.7%

Oil & Gas-Equipment and Services — 0.5%
Input/Output, Inc. (1)(2)	83,300	1,130,381

Oil & Gas-Exploration and Production — 5.2%
Arena Resources, Inc. (1)(2)	56,800	2,565,088
BPZ Energy, Inc. (1)(2)	489,016	2,361,947
Denbury Resources, Inc. (2)	47,600	1,372,784
Parallel Petroleum Corp. (2)	114,000	2,183,100
Petroleum Development Corp. (2)	31,400	1,644,418
Toreador Resources Corp. (1)(2)	86,500	2,076,865

		12,204,202

Total Energy		13,334,583

Description	Shares	Value
Common Stocks (continued)

Financials — 9.3%

Asset Management & Custody Banks — 1.6%
Affiliated Managers Group, Inc. (1)(2)	22,300	$ 2,531,050
Nuveen Investments, Class A	27,400	1,334,106

		3,865,156

Consumer Finance — 0.9%
First Cash Financial Services, Inc. (2)	93,900	2,110,872

Investment Banking & Brokerage — 0.7%
GFI Group, Inc. (1)(2)	24,900	1,534,089

Multi-Sector Holdings — 0.5%
PICO Holdings, Inc. (1)(2)	25,600	1,077,760

Property & Casualty Insurance — 3.0%
Amerisafe, Inc. (2)	149,900	2,770,152
Assured Guaranty Ltd.	85,000	2,405,500
Tower Group, Inc.	62,200	2,125,996

		7,301,648

Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc., Class A (2)	45,800	1,526,056

Thrifts & Mortgage Finance — 2.0%
Clayton Holdings, Inc. (2)	77,300	1,714,514
NexCen Brands, Inc. (2)	276,600	2,887,704

		4,602,218

Total Financials		22,017,799

Healthcare — 20.1%

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (1)(2)	33,300	1,228,104
Applera Corp.-Celera Genomics Group (1)(2)	90,700	1,261,637
BioMarin Pharmaceutical, Inc. (1)(2)	110,900	1,888,627
Digene Corp. (1)(2)	30,400	1,437,312
Metabolix, Inc. (2)	52,100	970,102

		6,785,782

Healthcare Distributors — 0.6%
MWI Veterinary Supply, Inc. (2)	45,300	1,405,659

Healthcare Equipment — 4.7%
Cutera, Inc. (2)	70,900	2,477,955
Hologic, Inc. (1)(2)	33,300	1,833,165
Kyphon, Inc. (2)	31,800	1,434,498
Natus Medical, Inc. (2)	105,200	1,694,772
NuVasive, Inc. (2)	89,200	2,107,796
Volcano Corp. (1)(2)	80,800	1,536,008

		11,084,194

Healthcare Facilities — 5.0%
Five Star Quality Care, Inc. (1)(2)	190,000	2,171,700
Kindred Healthcare, Inc. (2)	36,300	1,194,996
MedCath Corp. (1)(2)	49,200	1,427,784
Psychiatric Solutions, Inc. (1)(2)	71,200	2,845,152
Sun Healthcare Group, Inc. (1)(2)	172,300	2,265,745
Sunrise Senior Living, Inc. (1)(2)	45,100	1,767,469

		11,672,846

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Services — 1.7%
AMN Healthcare Services, Inc. (2)	66,400	$ 1,845,920
HMS Holdings Corp. (1)(2)	114,900	2,275,020

		4,120,940

Healthcare Supplies — 1.8%
DJO, Inc. (2)	43,200	1,692,576
Inverness Medical Innovations, Inc. (1)(2)	59,600	2,515,120

		4,207,696

Healthcare Technology — 0.5%
Phase Forward, Inc. (2)	92,300	1,221,129

Life Sciences Tools & Services — 1.7%
ICON PLC ADR (2)	57,000	2,368,350
PAREXEL International Corp. (2)	49,400	1,680,094

		4,048,444

Pharmaceuticals — 1.2%
Medicis Pharmaceutical Corp. Class A (1)	28,900	1,050,804
New River Pharmaceuticals, Inc. (1)(2)	27,700	1,752,025

		2,802,829

Total Healthcare		47,349,519

Industrials — 22.7%

Aerospace & Defense — 6.9%
AAR Corp. (2)	89,900	2,616,989
BE Aerospace, Inc. (1)(2)	106,100	3,203,159
DRS Technologies, Inc.	39,700	2,103,703
Ladish Co., Inc. (1)(2)	45,600	1,906,080
Moog, Inc., Class A (1)(2)	58,800	2,240,868
Stanley, Inc. (1)(2)	108,600	1,637,688
TransDigm Group, Inc. (2)	69,500	2,217,050

		15,925,537

Air Freight & Logistics — 0.5%
Hub Group, Inc. (1)(2)	38,200	1,209,794

Building Products — 0.9%
Apogee Enterprises, Inc.	103,300	2,167,234

Construction & Farm Machinery and Heavy Trucks —2.2%
Lindsay Corp. (1)	76,700	2,633,878
Titan International, Inc. (1)	106,200	2,595,528

		5,229,406

Diversified Commercial & Professional Services — 2.9%
Advisory Board Co. (2)	46,700	2,428,867
Teletech Holdings, Inc. (1)(2)	137,300	4,322,205

		6,751,072

Electrical Components & Equipment — 1.4%
First Solar, Inc. (1)(2)	40,600	1,938,650
LSI Industries, Inc.	88,000	1,452,880

		3,391,530

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Human Resource & Employment Services — 0.7%
On Assignment, Inc. (1)(2)	134,700	$ 1,651,422

Industrial Machinery — 1.9%
Kadant, Inc. (2)	43,800	1,026,672
Middleby Corp. (1)(2)	18,100	1,996,068
TurboChef Technologies, Inc. (1)(2)	103,800	1,558,038

		4,580,778

Marine — 1.2%
American Commercial Lines, Inc. (1)(2)	40,600	1,466,878
Genco Shipping & Trading Ltd. (1)	45,000	1,368,000

		2,834,878

Office Services & Supplies — 1.8%
Herman Miller, Inc.	61,000	2,346,670
PeopleSupport, Inc. (2)	90,800	1,921,328

		4,267,998

Trading Companies & Distributors — 1.8%
UAP Holding Corp.	98,000	2,486,260
WESCO International, Inc. (2)	18,900	1,261,197
Williams Scotsman International, Inc. (1)(2)	27,800	566,008

		4,313,465

Trucking — 0.5%
Celadon Group, Inc. (2)	67,900	1,216,089

Total Industrials		53,539,203

Information Technology — 17.9%

Application Software — 1.5%
ANSYS, Inc. (2)	36,900	1,882,638
Kenexa Corp. (2)	47,650	1,605,329

		3,487,967

Data Processing & Outsourced Services — 1.8%
Syntel, Inc.	48,000	1,722,240
VeriFone Holdings, Inc. (1)(2)	62,200	2,428,910

		4,151,150

Electronic Manufacturing Services — 0.6%
Smart Modular Technologies (WWH), Inc. (2)	126,500	1,372,525

Home Entertainment Software — 0.8%
THQ, Inc. (2)	59,700	1,922,937

Internet Software & Services — 9.4%
Akamai Technologies, Inc. (1)(2)	20,100	1,036,557
DealerTrack Holdings, Inc. (2)	65,400	1,893,330
Digital River, Inc. (1)(2)	33,000	1,827,870
Equinix, Inc. (1)(2)	27,300	2,256,891
Greenfield Online, Inc. (2)	123,800	1,845,858
Internap Network Services Corp. (1)(2)	109,000	2,051,380
Perficient, Inc. (1)(2)	58,600	1,138,598
SAVVIS, Inc. (1)(2)	49,500	2,127,015
Sina Corp. (2)	53,400	1,843,902
ValueClick, Inc. (1)(2)	88,900	2,355,850

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)
Information Technology (continued)
Internet Software & Services (continued)
Vignette Corp. (2)	97,700	$ 1,742,968
Webex Communications, Inc. (1)(2)	50,300	2,184,529

		22,304,748

Semiconductor Equipment — 0.7%
Tessera Technologies, Inc. (2)	40,400	1,632,968

Semiconductors — 1.5%
JA Solar Holdings Co. Ltd. (1)(2)	78,200	1,505,350
Silicon Motion Technology Corp. ADR (1)(2)	92,800	1,935,808

		3,441,158

Systems Software — 1.6%
Double-Take Software, Inc. (2)	81,900	1,156,428
Sonic Foundry, Inc. (2)	179,000	685,570
VASCO Data Security International, Inc. (1)(2)	115,700	2,035,163

		3,877,161

Total Information Technology		42,190,614

Materials — 1.5%

Gold — 0.4%
Kinross Gold Corp. (1)(2)	71,800	1,010,944

Specialty Chemicals — 1.1%
Landec Corp. (2)	180,500	2,415,090

Total Materials		3,426,034

Telecommunication Services — 3.3%

Alternative Carriers — 0.6%
Gilat Satellite Networks, Ltd. (1)(2)	162,200	1,373,834

Integrated Telecommunication Services — 1.0%
Cbeyond Communications, Inc. (1)(2)	79,500	2,470,065

Wireless Telecommunication Services — 1.7%
InPhonic, Inc. (1)(2)	169,600	2,108,128
SBA Communications Corp. (2)	70,200	1,893,294

		4,001,422

Total Telecommunication Services		7,845,321
Total Common Stocks (identified cost $182,213,721)		225,000,803

Short-Term Investments — 41.5%

Collateral Pool Investment for Securities on Loan — 37.0%
(See Note 2 of the Financial Statements)		87,158,824

Repurchase Agreement — 4.3%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $10,127,332 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 12/21/2016, with a market value of $10,328,510 (at amortized cost)	$10,125,841	10,125,841

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

U.S. Treasury Bill — 0.2%
4.915%, 3/15/2007 (3)(13)	$ 500,000	$ 499,001

Total Short-Term Investments (identified cost $97,783,734)		97,783,665

Total Investments — 137.0% (identified cost $279,997,455)		322,784,468

Other Assets and Liabilities — (37.0)%		(87,112,795)

Total Net Assets — 100.0%		$235,671,673

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.5%
Consumer Staples	1.5%
Energy	5.7%
Financials	9.3%
Healthcare	20.1%
Industrials	22.7%
Information Technology	17.9%
Materials	1.5%
Telecommunication Services	3.3%
Short-Term Investments	41.5%
Other Assets & Liabilities	(37.0)%

Total	100.0%

International Stock Fund

Description	Shares	Value
Common Stocks — 97.8%

Australia — 3.8%
AMP Ltd.	46,036	$ 373,854
Caltex Australian Ltd.	45,764	806,504
Commonwealth Bank of Australia	66,954	2,645,827
Insurance Australia Group Ltd.	195,040	927,918
Leighton Holdings Ltd.	52,393	1,282,764
Oxiana Ltd. (1)	547,938	1,234,896
QBE Insurance Group Ltd.	266,212	6,705,634
Santos Ltd.	269,870	2,010,337
Woolworths Ltd.	10,634	227,821
Zinifex Ltd.	193,377	2,584,554

		18,800,109

Austria — 0.2%
Raiffeisen International Bank-Holding AG	2,635	351,906
Voestalpine AG	13,329	821,609

		1,173,515

Belgium — 1.3%
Belgacom	5,996	256,385
Colruyt SA	822	179,195
Delhaize Group (1)	5,119	425,520
Dexia (1)	31,737	933,755
KBC GROEP NV (1)	39,656	4,810,683

		6,605,538

Bermuda — 0.0%
Orient Overseas International Ltd.	10,000	81,729

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Canada — 0.5%
Canadian Imperial Bank of Commerce	8,800	$ 757,360
IPSCO, Inc.	5,900	642,160
LionOre Mining International Ltd. (2)	12,000	161,081
Lundin Mining Corp. (2)	5,100	55,552
Teck Cominco Ltd.	11,600	818,030

		2,434,183

Cayman Islands — 0.0%
ASM Pacific Technology Ltd.	34,000	197,970
Solomon Systech International Ltd.	228,000	45,032

		243,002

Denmark — 0.0%
Topdanmark A/S (2)	600	106,714

Finland — 0.4%
Metso Corp. (1)	35,900	1,770,311

France — 8.3%
Air France-KLM (1)	154,507	6,692,979
Alstom (1)(2)	35,631	4,285,945
Axa (1)	74,000	3,133,854
BNP Paribas SA (1)	91,537	9,525,649
Bouyhues SA	12,691	882,745
Carrefour SA (1)	68,600	4,566,406
CNP Assurances	1,377	154,006
LVMH Moet Hennessy Louis Vuitton SA (1)	34,300	3,789,088
Sanofi-Aventis (1)	40,900	3,470,804
Societe Generale	4,396	738,556
Societe Television Francaise (1)	103,700	3,485,605
Vinci SA	5,049	696,166

		41,421,803

Germany — 10.9%
Allianz AG (1)	28,821	6,205,052
Bayer AG (1)	64,000	3,677,929
Bayerische Hypo-und Vereinsbank AG	24,400	1,222,842
Beiersdorf AG (1)	2,871	185,699
Commerzbank AG	131,400	5,424,346
Deutsche Boerse AG	357	71,527
Deutsche Lufthansa AG (1)	213,780	5,782,603
GEA Group AG (1)	194,800	4,466,256
Heidelberger Druckmaschinen AG	5,046	215,928
MAN AG (1)	81,853	8,796,999
Metro AG (1)	55,528	3,838,843
Porsche AG, Pfd	1,116	1,460,589
Salzgitter AG (1)	24,731	3,045,167
SAP AG (1)	91,100	4,202,781
Stada Arzneimittel AG (1)	56,600	3,253,502
ThyssenKrupp AG	51,289	2,509,923

		54,359,986

Hong Kong — 2.3%
Cathay Pacific Airways Ltd.	49,000	122,452
Cheung Kong Ltd.	171,000	2,100,317
Hong Kong Exchanges & Clearing Ltd.	24,500	253,173
Hutchison Whampoa Ltd.	504,000	4,795,350

Description	Shares	Value
Common Stocks (continued)

Hong Kong (continued)
Sun Hung Kai Properties	283,500	$ 3,359,170
Techtronic Industries Co., Ltd.	374,000	513,273

		11,143,735

Iceland — 0.8%
Kaupthing Bank HF	257,300	3,818,761

Indonesia — 0.3%
PT Gundang Garam Tbk	1,073,434	1,277,913

Italy — 5.8%
Banca Italease (1)	63,300	4,348,843
Banca Popolare di Milano Scarl	30,498	475,509
Banco Popolare di Verona e Novara Scrl (1)	73,881	2,236,675
Enel SpA	75,612	789,619
Fiat SpA (2)	177,117	4,214,958
Fondiaria-Sai SpA	11,605	534,344
Intesa Sanpaolo	579,882	4,212,543
Marzotto SpA	3,222	14,556
Mediaset SpA (1)	345,600	4,028,093
Mediobanca SpA	195,691	4,398,485
Saipem SpA (1)	126,900	3,433,307

		28,686,932

Japan — 19.9%
AEON CREDIT SERVICE Co., Ltd.	32,100	608,972
BROTHER INDUSTRIES, Ltd.	43,000	564,710
Canon, Inc.	153,550	8,303,863
Central Japan Railway Co.	462	5,527,739
Credit Saison Co., Ltd.	85,620	2,822,928
Daiei, Inc. (1)(2)	73,000	995,836
Daimaru, Inc.	177,000	2,485,521
Diamond Lease Co., Ltd. (1)	4,300	211,331
Don Quijote Co., Ltd. (1)	95,200	1,877,463
FamilyMart Co., Ltd.	3,400	93,109
Fuji Heavy Industries Ltd.	163,000	884,883
FUJIFILM Holdings Corp.	19,500	834,276
Fujikura Ltd.	287,000	2,012,140
Furukawa Electric Co., Ltd.	275,000	1,816,003
Haseko Corp. (1)(2)	985,000	3,773,341
Hitachi Construction Machinery Co., Ltd.	17,400	495,465
HOYA CORPORATION	52,200	1,801,844
JFE Holdings, Inc.	37,400	2,308,341
KDDI Corp.	608	4,763,537
Keyence Corp.	12,850	3,040,765
KOMATSU Ltd.	47,100	1,042,249
Komeri Co., Ltd.	70,600	2,325,857
KONICA MINOLTA HOLDINGS, Inc. (2)	80,187	1,029,126
KUBOTA Corp.	173,000	1,708,544
Matsushita Electric Industrial Co., Ltd.	39,000	782,426
Mazda Motor Corp.	32,000	187,764
Mitsubishi Chemical Holdings Corp.	66,500	537,488
Mitsubishi Electric Corp.	55,000	548,377
Mitsubishi UFJ Financial Group, Inc.	264	3,234,597
Mitsui OSK Lines, Ltd. (1)	131,000	1,473,602
Mizuho Financial Group, Inc.	465	3,249,552
NGK Spark Plug Co., Ltd.	12,000	226,525
NIKON Corp. (1)	104,000	2,378,700
Nippon Electric Glass Co., Ltd.	58,972	1,436,297

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
NIPPON OIL Corp.	38,000	$ 276,655
NIPPON STEEL Corp.	90,000	612,943
Nippon Television Network Corp.	7,950	1,323,634
Nissan Motor Co., Ltd.	183,000	2,102,832
Nitori Co., Ltd.	43,350	2,048,300
Nomura Holdings, Inc.	80,400	1,737,461
Pacific Metals Co., Ltd.	22,000	312,093
Santen Pharmaceutical Co., Ltd.	3,400	92,970
SBI Holdings, Inc.	8,563	3,645,095
Seven & I Holdings Co., Ltd.	87,040	2,785,415
SFCG Co., Ltd.	7,880	1,283,689
SMC Corp.	6,500	869,789
Sumikin Bussan Corp.	26,000	125,717
Sumitomo Metal Industries, Ltd.	357,000	6,345,726
Suzuki Motor Corp. Ltd. (1)	145,400	3,979,588
THK Co., Ltd.	87,157	2,186,452
Tokyo Electric Power Co., Inc.	4,300	149,925
Tokyo Electron Ltd.	3,200	233,941
TOKYO TEKKO Co., Ltd.	4,000	33,400
TOYOTA BOSHOKU Corp.	37,677	905,435
UFJ NICOS Co., Ltd. (1)	59,645	207,379
Yamada Denki Co., Ltd.	30,100	2,675,646
Yamaha Motor Co., Ltd.	16,300	482,947
YAMATO KOGYO Co., Ltd.	4,100	131,796

		99,931,999

Luxembourg — 0.7%
Acergy, SA (2)	196,381	3,716,536

Malaysia — 0.3%
Resorts World Berhad	358,305	1,544,682

Netherlands — 4.3%
Aegon NV	481,203	9,474,943
ASML Holding NV (2)	14,731	360,679
Heineken NV	61,391	3,020,591
ING Groep NV (1)	148,394	6,340,799
Koninklijke Boskalis Westminster NV	672	61,262
Randstad Holding NV	31,800	2,222,078

		21,480,352

New Zealand — 0.1%
Telecom Corp. of New Zealand Ltd.	81,308	275,661

Norway — 3.0%
Aker Kvaerner ASA (1)	28,800	3,322,404
Petroleum Geo-Services ASA (2)	179,800	4,181,789
Statoil ASA (1)	119,387	3,050,428
Tandberg ASA	9,400	167,918
Yara International ASA	148,000	4,111,860

		14,834,399

Russian Federation — 0.1%
GMK Norilsk Nickel, ADR	3,514	629,357

Singapore — 0.6%
Chartered Semiconductor Manufacturing Ltd. (2)	975,000	939,469
Neptune Orient Lines Ltd.	59,000	111,284
SembCorp Industries Ltd.	38,000	109,461
Singapore Telecommunications Ltd.	886,602	1,858,414

		3,018,628

Description	Shares	Value
Common Stocks (continued)

South Korea — 3.8%
CJ Home Shopping	11,036	$ 778,124
Hana Financial Group, Inc.	29,800	1,584,272
Hanjin Shipping Co., Ltd.	2,010	67,757
Hynix Semiconductor, Inc. (2)	101,720	3,399,404
Hyundai Motor Co.	20,240	1,489,843
Hyundai Steel Co.	2,770	98,164
Kookmin Bank, ADR	16,700	1,491,978
KT Corp.	37,850	1,689,395
KT&G Corp.	7,339	445,584
LG Telecom Ltd. (2)	7,256	88,748
LG.Philips LCD Co., Ltd. (2)	5,980	194,988
POSCO	3,309	1,231,782
Samsung Electronics Co., Ltd.	7,392	4,478,146
Shinhan Financial Group Co., Ltd.	31,803	1,804,650
SK Corp.	2,072	176,862
SK Telecom Co., Ltd.	701	145,155

		19,164,852

Spain — 3.8%
Acerinox, SA (1)	37,091	983,885
ACS, SA	46,186	2,604,283
Banco Bilbao Vizcaya Argentaria, SA	197,265	4,791,211
Banco Santander Central Hispano, SA (1)	565,448	10,449,703
Fomento de Construcciones y Contratas, SA	1,566	162,305

		18,991,387

Sweden — 3.6%
Atlas Copco AB, Class A (1)	137,900	4,322,378
JM AB	27,600	820,061
Lindex AB (1)	9,800	125,519
Nordea Bank AB (1)	127,500	1,935,122
Sandvik AB (1)(2)	320,190	4,999,279
Skandinaviska Enskilda Banken AB, Class A (1)	66,600	2,033,533
Tele2 AB, Class B	233,900	3,513,311

		17,749,203

Switzerland — 5.6%
Geberit AG	606	998,501
Julius Baer Holding Ltd., AG	34,566	4,352,253
Nestle SA	12,154	4,524,922
Novartis AG-REG (1)	68,084	3,782,164
Roche Holding AG (1)	22,595	4,023,057
Swatch Group AG	5,346	1,302,660
Swiss Life Holding (2)	1,534	389,420
Zurich Financial Services AG	29,850	8,514,813

		27,887,790

Taiwan — 1.4%
Advanced Semiconductor Engineering, Inc. (2)	410,000	479,642
China Steel Corp.	131,000	143,556
Compal Electronics	1,557,457	1,358,716
Nanya Technology Corp.	480,643	370,477
Powerchip Semiconductor Corp.	1,871,000	1,200,695
Taiwan Semiconductor Manufacturing Co., Ltd.	1,520,209	3,039,551
United Microelectronics Corp. (2)	444,000	265,051

		6,857,688

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Thailand — 0.7%
Advanced Info Service Public Company Ltd.	390,900	$ 855,557
Bangkok Bank PCL	544,500	1,807,027
PTT Exploration and Production Public Co., Ltd.	365,440	1,052,553

		3,715,137

Turkey — 0.8%
Dogan Sirketler Grubu Holding AS	604,441	982,759
Eregli Demir ve Celik Fabrikalari AS	107,659	885,797
Koc Holding AS	189,798	828,733
Tofas Turk Otomobil Fabrikasi	62,222	231,745
Tupras-Turkiye Petrol Rafinerileri AS	44,668	863,249
Turk Hava Yollari Anonim Ortakligi (2)	12,121	64,456
Turkcell Iletisim Hizmetleri	0	2
Vestel Elektronik Sanayi ve Ticaret AS	23,444	58,190

		3,914,931

United Kingdom — 14.1%
Alliance Boots PLC	21,943	339,473
Antofagasta PLC	377,265	3,420,955
ARM Holdings PLC	1,404,800	3,525,007
Ashtead Group PLC	66,653	219,046
AstraZeneca PLC	150,281	8,421,163
Barclays PLC	247,500	3,585,966
BHP Billiton PLC	26,323	530,463
British American Tobacco PLC	101,081	3,073,337
British Sky Broadcasting Group PLC	384,200	4,197,780
BT Group PLC	639,390	3,714,055
Capita Group PLC	38,410	487,796
Diageo PLC	183,250	3,610,433
Drax Group PLC	15,060	210,846
easyJet PLC (2)	27,266	352,324
HSBC Holdings PLC	487,216	8,512,082
Imperial Tobacco Group PLC	7,300	304,072
International Power PLC	50,142	359,296
Kazakhmys PLC	26,964	580,015
Marks & Spencer Group PLC	221,312	2,928,653
Michael Page International PLC	14,497	136,335
National Grid PLC	207,682	3,115,149
Next PLC	6,952	278,623
Prudential PLC	240,900	3,190,846
Royal Dutch Shell PLC, Class A	338,908	11,037,434
Xstrata PLC	83,500	3,905,402

		70,036,551

United States — 0.4%
News Corp. (1)	89,025	2,114,759

Total Common Stocks (identified cost $406,585,833)		487,788,143

Short-Term Investments — 31.3%

Collateral Pool Investment for Securities on Loan — 29.9% (See Note 2 of the Financial Statements)		149,268,927

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 1.4%
Agreement with IBT Corp., 4.500%, dated 2/28/2007, to be repurchased at $6,822,719 on 3/1/2007, collateralized by various U.S. Government Agency Obligations with various maturities to 1/25/2027, with a market value of $7,162,960 (at amortized cost)	$6,821,866	$ 6,821,866

Total Short-Term Investments (identified cost $156,090,793)		156,090,793

Total Investments — 129.1% (identified cost $562,676,626)		643,878,936
Other Assets and Liabilities — (29.1)%		(145,245,631)

Total Net Assets — 100.0%		$498,633,305

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.8%
Consumer Staples	5.8%
Energy	6.8%
Financials	31.5%
Healthcare	4.6%
Industrials	15.1%
Information Technology	8.2%
Materials	8.5%
Telecommunication Services	3.6%
Utilities	0.9%
Short-Term Investments	31.3%
Other Assets & Liabilities	(29.1)%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Industry Division

Industry	Market Value	% of Total Net Assets
Airlines	$13,014,814	2.6%
Automobiles	15,684,162	3.1
Beverages	6,631,024	1.3
Chemicals	8,327,276	1.7
Commercial Banks	78,778,675	15.8
Commercial Services	3,065,254	0.6
Computers	1,358,716	0.3
Cosmetics	185,699	0.0
Distribution/Wholesale	125,717	0.0
Diversified Financial Services	23,151,472	4.6
Diversified Holding Companies	14,862,184	3.0
Diversified Manufacturing	4,242,103	0.9
Electronics	16,039,957	3.2
Engineering & Construction	14,713,293	3.0
Entertainment	1,544,682	0.3
Food & Staple Retailing	13,762,708	2.8
Home Furnishings	840,616	0.2
Insurance	46,052,197	9.2
Leisure Time	482,947	0.1
Machinery	31,206,613	6.3
Media	18,794,967	3.8
Metals & Mining	34,026,647	6.8
Office & Business Equipment	8,303,864	1.7
Oil & Gas	30,605,657	6.1
Pharmaceuticals	23,043,660	4.6
Real Estate	5,459,487	1.1
Retail	21,040,198	4.2
Semiconductor Equipment & Products	18,535,062	3.7
Software	4,202,781	0.8
Telecommunications	17,328,137	3.5
Textiles	14,556	0.0
Tobacco	5,100,906	1.0
Transportation	7,262,112	1.5

Total Common Stocks	487,788,143	97.8
Investment for Collateral Pool for Securities on Loan	149,268,927	29.9
Repurchase Agreement	6,821,866	1.4

Total Investments	643,878,936	129.1
Other Assets & Liabilities	(145,245,631)	(29.1)

Total Net Assets	$498,633,305	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.7%

Federal Home Loan Mortgage Corporation — 0.2%
5.580%, 8/25/2031, (Series T-32-A1) (4)(5)	$ 1,156,754	$ 1,162,516

Other Financial — 0.5%
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029 (5)	2,472,118	2,482,380
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)(5)	970,862	967,283

		3,449,663

Total Asset-Backed Securities (identified cost $4,604,763)		4,612,179

Collateralized Mortgage Obligations — 14.7%

Federal Home Loan Mortgage Corporation — 4.5%
5.000%, 10/15/2029, (Series 2745-AY) (5)	5,000,000	4,939,170
5.000%, 10/15/2031, REMIC (Series 2543-LN)	4,192,208	4,164,925
5.000%, 5/15/2033, REMIC (Series 2791-BL) (5)	2,464,839	2,433,641
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	560,576	557,689
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,727,377	1,667,128
5.500%, 10/15/2035, (Series 3058-WC)	3,434,064	3,441,921
5.670%, 6/15/2025, (Series 2993-TF) (4)(5)	10,074,927	10,073,607
6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	1,569,587	1,571,590

		28,849,671

Federal National Mortgage Association — 1.6%
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	485,506	463,937
5.000%, 10/25/2016, REMIC (Series 2003-16-PD) (5)	5,000,000	4,997,335
5.500%, 11/25/2035, (Series 2005-100-DA)	2,028,297	2,027,346
5.570%, 1/25/2031, REMIC (Series 2001-25-FA) (4)(5)	2,633,898	2,640,038

		10,128,656

Other Financial — 8.6%
Chase Mortgage Financial Corp., Class 11A1, (Series 2007-A1), 5.686%, 3/25/2037 (4)	10,000,000	10,027,734
Countrywide Home Loans, (Series 2003-J1-1A8), 5.750%, 3/25/2033 (5)	1,635,525	1,626,900
Credit Suisse Mortgage Capital Certificate, Class A1, (Series 2006-TF2A), 5.420%, 10/15/2021 (4)(5)(7)	4,984,637	4,987,733

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 5.410%, 11/5/2021 (4)(5)(7)	$ 4,891,272	$ 4,894,314
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	6,000,000	5,922,126
Master Asset Securitization Trust, REMIC (Series 2004-3-4A5), 5.000%, 3/25/2034 (5)	15,215,000	15,015,257
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033 (5)	1,991,079	1,924,810
Structured Asset Securities Corporation, (Series 2003-21-2A2), 5.250%, 8/25/2033 (5)	3,908,787	3,829,536
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 5.420%, 3/25/2037 (4)(5)	8,000,000	8,000,000

		56,228,410

Total Collateralized Mortgage Obligations (identified cost $95,666,320)		95,206,737

Corporate Bonds & Notes — 8.1%

Automotive & Related — 0.5%
DaimlerChrysler North America Holding Corp., Company Guarantee, 5.600%, 3/7/2007 (4)(5)	3,000,000	3,000,015

Banks — 0.8%
Suntrust Bank, 5.360%, 4/21/2008 (4)(5)	5,000,000	5,005,170

Broker/Dealers — 2.4%
Bear Stearns Co., Inc., 5.550%, 2/1/2012 (4)	6,000,000	6,003,000
Goldman Sachs Group, Inc., (Series MTN), 5.440%, 11/16/2009 (4)(5)	5,000,000	5,006,500
Goldman Sachs Group, Inc., (Series MTNB), 5.455%, 12/22/2008 (4)(5)	5,000,000	5,009,180

		16,018,680

Financial Services — 2.3%
Countrywide Home Loans, (Series MTN), 5.520%, 2/27/2008 (4)(5)	5,000,000	5,006,125
John Deere Capital Corp., (Series MTN), 5.410%, 4/15/2008 (4)(5)	5,000,000	5,005,830
SLM Corp., Note, (Series MTNA), 5.500%, 7/27/2009 (4)(5)	5,000,000	5,008,505

		15,020,460

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Insurance — 0.5%
HSB Capital I, Company Guarantee, (Series B), 6.270%, 7/15/2027 (4)	$ 3,000,000	$ 3,017,163

Multimedia — 0.8%
Time Warner, Inc., 5.590%, 11/13/2009 (4)(5)	5,000,000	5,012,965

Real Estate — 0.8%
iStar Financial, Inc., 5.760%, 3/3/2008 (4)(5)	5,000,000	5,013,370

Total Corporate Bonds & Notes (identified cost $51,988,220)		52,087,823

Government Agencies — 13.2%

Federal Home Loan Bank — 2.3%
5.375%, 3/14/2008 (5)	15,000,000	15,000,000

Federal Home Loan Mortgage Corporation — 1.5%
5.125%, 2/27/2008 (5)	10,000,000	10,010,220

Federal National Mortgage Association — 1.5%
5.000%, 2/27/2008 (5)	10,000,000	9,981,634

U.S. Government National Note — 7.9%
Wisconsin Treasury Security, 4.625%, 2/15/2017	50,000,000	50,304,700

Total Government Agencies (identified cost $85,250,490)		85,296,554

Mortgage-Backed Securities — 74.1%

Federal Home Loan Mortgage Corporation — 5.6%
3.750%, 3/15/2007 (1)(5)	15,000,000	14,990,939
5.000%, 8/1/2014 (5)	3,372,467	3,341,808
5.000%, 5/1/2021	4,004,828	3,952,926
5.000%, 10/1/2033	3,489,339	3,396,090
5.500%, 11/1/2018 (5)	4,236,337	4,256,701
5.500%, 10/1/2021	4,705,722	4,716,544
6.500%, 9/1/2016	269,302	276,010
7.000%, 11/1/2009	122,177	122,400
7.500%, 9/1/2013	100,115	104,877
7.500%, 4/1/2024	285,566	298,505
7.500%, 4/1/2027	155,450	162,550
8.000%, 8/1/2030	196,818	207,019
8.500%, 9/1/2024	154,092	165,342
9.000%, 6/1/2019	251,571	268,519
9.500%, 2/1/2025	194,608	210,415

		36,470,645

Federal National Mortgage Association — 65.9%
5.000%, 5/1/2018	2,746,259	2,717,417
5.000%, 5/1/2020	5,369,565	5,300,089
5.000%, 7/1/2035	5,008,658	4,863,797
5.000%, 2/1/2036	6,497,353	6,309,437
5.000%, 12/1/2036	33,667,588	32,693,854
5.000%, 12/1/2036	14,930,813	14,499,193
5.225%, 6/21/2007 (1)(4)(5)	10,000,000	10,001,280
5.500%, 1/1/2023	2,970,414	2,971,830
5.500%, 10/1/2024	3,429,162	3,427,567
5.500%, 2/1/2033	1,875,835	1,866,218
5.500%, 6/1/2035	6,010,016	5,963,907
5.500%, 8/1/2036	3,885,361	3,855,552

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 11/1/2036 (1)	$ 27,727,472	$ 27,515,995
5.500%, 12/1/2036	19,837,977	19,686,672
5.500%, 3/15/2037 (6)	170,000,000	168,671,960
6.000%, 9/1/2013 (5)	1,139,383	1,158,101
6.000%, 10/1/2016	703,943	715,946
6.000%, 9/1/2021	6,236,695	6,336,457
6.000%, 3/13/2037 (6)	95,000,000	95,831,250
6.500%, 9/1/2016	427,891	438,708
6.500%, 9/1/2016 (5)	853,078	874,643
6.500%, 8/1/2030	4,519,034	4,650,045
6.500%, 12/1/2031	280,477	288,280
7.000%, 12/1/2010 (5)	219,244	219,510
7.000%, 3/1/2029	391,029	405,205
7.000%, 7/1/2029 (5)	1,095,102	1,134,802
7.000%, 2/1/2030 (5)	919,256	952,581
7.500%, 12/1/2009 (5)	481,838	486,063
7.500%, 10/1/2030	177,023	184,671
8.000%, 10/1/2028 (5)	1,343,403	1,421,989
8.000%, 4/1/2030	302,117	318,861

		425,761,880

Government National Mortgage Association — 2.6%
5.000%, 4/15/2034	2,243,491	2,196,523
5.500%, 9/15/2033 (1)	5,626,313	5,627,573
6.000%, 12/20/2033 (1)	6,275,735	6,368,646
6.500%, 9/15/2032	1,019,847	1,049,819
7.000%, 6/15/2029	568,651	593,010
7.000%, 8/15/2031	263,079	274,020
8.500%, 6/15/2010	216,956	222,560
9.000%, 11/15/2009 (5)	315,664	319,628
9.000%, 1/15/2010	113,586	115,915
9.500%, 10/15/2024	102,457	111,758

		16,879,452
Total Mortgage-Backed Securities (identified cost $478,610,658)		479,111,977

U.S. Treasury Bonds & Notes — 22.3%
3.625%, 6/30/2007 (5)	20,000,000	19,909,380
3.750%, 3/31/2007 (5)	40,000,000	39,959,400
4.000%, 8/31/2007 (5)	10,000,000	9,952,740
4.000%, 4/15/2010 (1)	10,000,000	9,850,400
4.375%, 5/15/2007 (5)	20,000,000	19,973,440
4.375%, 1/31/2008 (1)	25,000,000	24,883,800
4.375%, 11/15/2008 (1)	20,000,000	19,902,360

Total U.S. Treasury Bonds & Notes (identified cost $144,719,135)		144,431,520

Short-Term Investments — 35.1%

Collateral Pool Investment for Securities on Loan — 19.0% (See Note 2 of the Financial Statements)		122,502,284

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 16.1%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007 to be repurchased at $104,150,628 on 3/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 10/17/2013, with a market value of $106,218,661 (at amortized cost)	$104,135,297	$ 104,135,297

Total Short-Term Investments (identified cost $226,637,581)		226,637,581

Total Investments — 168.2% (identified cost $1,087,477,167)		1,087,384,371
Other Assets and Liabilities — (68.2)%		(440,897,286)

Total Net Assets — 100.0%		$646,487,085

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.7%
Collateralized Mortgage Obligations	14.7%
Corporate Bonds & Notes	8.1%
Government Agencies	13.2%
Mortgage-Backed Securities	74.1%
U.S. Treasury Bonds & Notes	22.3%
Short-Term Investments	35.1%
Other Assets & Liabilities	(68.2)%

Total	100.0%

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities — 0.5%

Other Financial — 0.5%
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	$ 2,884,138	$ 2,896,110
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	970,862	967,283

Total Asset-Backed Securities (identified cost $3,861,499)		3,863,393

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 4.8%

Federal Home Loan Mortgage Corporation — 2.0%
5.000%, 10/15/2029, (Series 2745-AY) (1)	$ 605,000	$ 597,640
5.500%, 7/15/2032, (Series 2686-MH)	10,000,000	9,996,870
5.500%, 10/15/2035, (Series 3058-WC)	4,006,408	4,015,574

		14,610,084

Federal National Mortgage Association — 0.3%
5.500%, 11/25/2035, (Series 2005-100-DA)	2,028,297	2,027,346

Other Financial — 2.5%
Chase Mortgage Financial Corp., Class 11A1, (Series 2007-A1), 5.686%, 2/1/2036 (4)	11,000,000	11,030,508
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	1,868,525	1,844,059
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	4,000,000	3,948,084
Prudential Home Mortgage Securities 1993-H, Class 2B, 6.980%, 9/28/2008 (4)(7)	21,462	21,325
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,991,079	1,924,810

		18,768,785

Total Collateralized Mortgage Obligations (identified cost $35,617,437)		35,406,216

Corporate Bonds & Notes — 40.2%

Automotive & Related — 2.2%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.050%, 6/4/2008 (5)	7,000,000	6,892,340
DaimlerChrysler North America Holding Corp., Company Guarantee, 5.600%, 3/7/2007 (4)(5)	4,000,000	4,000,020
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008 (1)	5,000,000	4,948,525

		15,840,885

Banks — 7.1%
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,145,810
CSFB, London, 7.900%, 4/29/2049 (4)(7)	5,000,000	5,018,370
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (7)	15,000,000	15,199,830
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,367,138
Suntrust Bank, 5.360%, 4/21/2008 (4)(5)	5,000,000	5,005,170

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008 (5)	$10,000,000	$ 9,899,020
UBS Preferred Funding Trust, 8.622%, 10/1/2049 (4)	7,000,000	7,778,806

		52,414,144

Beverages & Foods — 2.6%
Diageo Capital PLC, 5.500%, 9/30/2016 (1)	7,000,000	7,041,839
General Mills, Inc., Note, 3.875%, 11/30/2007 (5)	5,000,000	4,949,090
General Mills, Inc., Note, 5.700%, 2/15/2017 (1)	4,000,000	4,070,920
Safeway, Inc., 5.716%, 3/27/2009 (4)(5)	3,000,000	3,002,904

		19,064,753

Broker/Dealers — 6.3%
Bear Stearns Co., 3.250%, 3/25/2009 (1)	10,000,000	9,657,480
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	5,036,905
Bear Stearns Co., Inc., 5.550%, 2/1/2012 (4)(5)	3,000,000	3,001,500
Goldman Sachs Group, Inc., (Series MTNB), 5.625%, 1/15/2017	5,000,000	5,014,815
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,974,534
Morgan Stanley, 3.875%, 1/15/2009 (1)	10,000,000	9,800,410
Morgan Stanley, Sr. Note, (Series MTNF), 5.485%, 1/18/2008 (4)(5)	7,000,000	7,011,179

		46,496,823

Construction Equipment — 1.1%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	4,127,520
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,276,156

		8,403,676

Corporate-Other — 0.7%
Core Investment Grade Trust, Pass-Thru Certificate, 4.642%, 11/30/2007 (5)	5,303,705	5,279,865

Domestic & International Oil — 0.3%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,479,085

Electrical Equipment — 0.7%
General Electric Co., Note, 5.000%, 2/1/2013 (1)	5,000,000	4,989,310

Financial Services — 8.4%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012 (1)	2,500,000	2,530,353
Countrywide Financial Corp., Note, (Series MTNA), 4.500%, 6/15/2010 (1)	6,000,000	5,877,330

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
General Electric Capital Corp., Note, 5.400%, 2/15/2017	$18,000,000	$ 18,186,479
General Electric Capital Corp., Note, 5.410%, 3/4/2008 (4)(5)	4,000,000	4,004,208
General Electric Capital Corp., Note, 6.000%, 6/15/2012	5,000,000	5,217,275
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009 (1)	6,000,000	5,905,704
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,953,144
Residential Capital Corp., 6.500%, 4/17/2013	4,000,000	4,043,704
Residential Capital Corp., Unsecured, 6.739%, 6/29/2007 (4)(5)	7,000,000	7,017,311
SLM Corp., Note, (Series MTNA), 5.500%, 7/27/2009 (4)(5)	5,000,000	5,008,505

		61,744,013

Healthcare Cost Containment — 1.4%
McKesson HBOC, Inc., 5.250%, 3/1/2013	10,000,000	9,958,000

Healthcare Providers & Services — 1.1%
United Healthcare Group, Unsecured, 5.450%, 3/2/2009 (4)(5)	8,000,000	8,001,376

Home Builders — 1.1%
Centex Corp., Note, (Series MTN), 5.610%, 8/1/2007 (4)(5)	8,000,000	8,006,280

Insurance — 2.9%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (5)(7)	7,000,000	7,063,763
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,174,253
HSB Capital I, Company Guarantee, (Series B), 6.270%, 7/15/2027 (4)	4,000,000	4,022,884
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008 (7)	5,000,000	5,054,285

		21,315,185

Leasing — 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,981,772

Media — 0.8%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016	6,000,000	5,784,564

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Multimedia — 0.7%
Time Warner, Inc., 5.590%, 11/13/2009 (4)(5)	$5,000,000	$ 5,012,965

Real Estate — 1.4%
iStar Financial, Inc., 5.760%, 3/3/2008 (4)(5)	5,000,000	5,013,370
iStar Financial, Inc., 5.950%, 10/15/2013 (7)	5,000,000	5,084,045

		10,097,415

Short-Term Business Credit — 0.7%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007 (5)	5,000,000	4,945,635

Telecommunications — 0.4%
Telecom Italia Capital, Note, 5.840%, 2/1/2011 (4)(5)	3,000,000	3,001,353

Total Corporate Bonds & Notes (identified cost $294,301,819)		294,817,099

Government Agencies — 9.6%

Federal Home Loan Bank — 2.7%
5.375%, 3/14/2008 (5)	15,000,000	15,000,000
5.430%, 11/17/2008 (1)	5,000,000	5,055,370

		20,055,370

Federal Home Loan Mortgage Corporation — 3.5%
5.000%, 7/15/2014 (1)	10,000,000	10,127,030
5.125%, 2/27/2008 (1)	15,000,000	15,015,330

		25,142,360

Federal National Mortgage Association — 3.4%
5.000%, 2/27/2008 (1)	15,000,000	14,971,902
5.125%, 1/2/2014 (1)	10,000,000	10,068,950

		25,040,852

Total Government Agencies (identified cost $69,800,812)		70,238,582

Mortgage-Backed Securities — 30.3%

Federal Home Loan Mortgage Corporation — 1.5%
5.500%, 10/1/2021	2,863,713	2,870,509
5.500%, 10/1/2021	4,705,722	4,716,545
6.000%, 10/1/2021 (1)	2,845,266	2,890,528
7.500%, 2/1/2031	423,979	442,302
7.500%, 6/1/2031	119,133	124,204

		11,044,088

Federal National Mortgage Association — 28.7%
5.000%, 8/1/2020	21,751,061	21,477,128
5.000%, 7/1/2035	2,468,410	2,397,018
5.000%, 12/1/2036	24,884,688	24,165,321
5.500%, 11/1/2018	9,673,375	9,720,349
5.500%, 7/1/2020 (1)	3,938,866	3,951,160
5.500%, 11/1/2036 (1)	19,557,152	19,407,990
5.500%, 12/1/2036	29,756,965	29,530,009
5.500%, 3/15/2037 (6)	20,000,000	19,843,760
6.000%, 9/1/2021 (1)	8,358,425	8,492,126
6.000%, 3/13/2037 (6)	70,000,000	70,612,500
6.500%, 10/1/2031	750,862	771,752
7.000%, 12/1/2015	626,726	644,930

		211,014,043

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Government National Mortgage Association — 0.1%
7.000%, 3/15/2032	$ 412,976	$ 429,384

Total Mortgage-Backed Securities (identified cost $222,693,034)		222,487,515

U.S. Treasury Bonds & Notes — 17.3%
4.375%, 11/15/2008 (1)	50,000,000	49,755,900
4.500%, 2/15/2009 (1)	32,000,000	31,921,280
4.625%, 2/15/2017	25,000,000	25,152,350
4.875%, 5/31/2008 (1)	20,000,000	20,025,800

Total U.S. Treasury Bonds & Notes (identified cost $126,503,688)		126,855,330

Short-Term Investments — 42.8%

Collateral Pool Investment for Securities on Loan — 29.2% (See Note 2 of the Financial Statements)		214,637,331

Repurchase Agreement — 13.6%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $99,710,195 on 3/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 4/26/2017, with a market value of $101,689,631 (at amortized cost)	99,695,517	99,695,517

Total Short-Term Investments (identified cost $314,332,848)		314,332,848

Total Investments — 145.5% (identified cost $1,067,111,137)		1,068,000,983
Other Assets and Liabilities — (45.5)%		(333,787,702)

Total Net Assets — 100.0%		$734,213,281

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.5%
Collateralized Mortgage Obligations	4.8%
Corporate Bonds & Notes	40.2%
Government Agencies	9.6%
Mortgage-Backed Securities	30.3%
U.S. Treasury Bonds & Notes	17.3%
Short-Term Investments	42.8%
Other Assets & Liabilities	(45.5)%

Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Ratings (9)	Principal Amount	Value
Municipals — 96.3%

Arizona — 2.5%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,385,000	$ 1,488,833
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	558,520

		2,047,353

Arkansas — 0.3%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa; Call Date 7/1/2007	270,000	273,078

California — 2.6%
State of California, GO UT Refunding Bonds, 5.000%, (Original Issue Yield: 3.72%), 9/1/2012 A+/A1	2,000,000	2,130,120

Colorado — 5.8%
Eagle, Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/(Original Issue Yield: 3.88%), 12/1/2018 AAA/Aaa	1,000,000	1,085,290
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa; Call Date 12/1/2011	1,875,000	2,046,506
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	1,445,000	1,571,929

		4,703,725

Florida — 4.7%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.95%), 10/1/2018 AAA/Aaa; Call Date 10/1/2015	1,525,000	1,653,131

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

Florida (continued)
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.06%), 7/1/2019 AAA/Aaa; Call Date 7/1/2012	$2,000,000	$ 2,130,920

		3,784,051

Georgia — 3.0%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.79%), 6/1/2017 NR/Aaa	1,200,000	1,324,344
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,093,280

		2,417,624

Illinois — 3.7%
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa; Call Date 10/1/2014	1,125,000	1,236,870
Streamwood Park District, IL, GO Ltd., (Series 2006 B), 4.875%, (Original Issue Yield: 3.87%), 12/1/2008	620,000	629,405
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,148,595

		3,014,870

Iowa — 3.7%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997), (IPSCO Project), 6.000%, 6/1/2027, (Mandatory Tender 6/1/2007) NR; Call Date 6/1/2007 (10)	3,000,000	3,008,550

Kentucky — 2.7%
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA)/(Original Issue Yield: 3.95%), 8/1/2018 AAA/Aaa	2,000,000	2,208,680

Louisiana — 2.7%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/ (Original Issue Yield: 3.76%), 7/1/2015 AAA/Aaa	1,000,000	1,087,110

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG INS)/(Original Issue Yield: 4.38%), 7/15/2017 AAA/Aaa; Call Date 7/15/2016	$1,000,000	$ 1,091,270

		2,178,380

Michigan — 5.1%
Detroit, MI, City School District, School Building & Site Improvement Bonds, (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	2,000,000	2,058,740
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	2,000,000	2,013,520

		4,072,260

Minnesota — 2.6%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa (10)	2,000,000	2,119,780

Mississippi — 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA INS)/ (Original Issue Yield: 3.98%), 10/1/2014 AAA/Aaa	1,000,000	1,083,770

Nevada — 2.6%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds, (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/Aaa; Call Date 6/15/2011	1,880,000	2,059,296

New Jersey — 1.6%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.86%), 6/15/2012 AA-/Aaa	1,200,000	1,277,664

New Mexico — 1.3%
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2; Call Date 6/15/2009	1,000,000	1,051,520

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

New York — 8.9%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/ (Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	$1,500,000	$ 1,718,190
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/ (Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa; Call Date 2/1/2013	2,000,000	2,190,440
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,204,819
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,234,002
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1/NR	820,000	819,541

		7,166,992

North Dakota — 6.0%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/ (Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,142,713
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa; Call Date 8/1/2010	1,545,000	1,661,756

		4,804,469

Ohio — 7.6%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 12/1/2017 NR/Aaa	2,450,000	2,713,963
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.05%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	2,115,000	2,261,633

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Olentangy, OH, Local School District, (Series 2004 B), GO UT, Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa; Call Date 6/1/2014	$1,000,000	$ 1,114,010

		6,089,606

Pennsylvania — 2.7%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC INS)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,196,960

Tennessee — 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,304,376

Texas — 9.4%
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.15%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,151,180
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa; Call Date 2/15/2008	2,000,000	2,073,900
University of Texas Revenue Financing System Bonds, (Series 2006 E), 5.000%, (Original Issue Yield: 3.89%), 8/15/2019 AAA/Aaa; Call Date 2/15/2017	3,000,000	3,274,979

		7,500,059

Utah — 1.5%
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	1,100,000	1,184,095

Virginia — 1.9%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/ (Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,558,695

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (9)	Principal Amount	Value
Municipals (continued)

Washington — 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (10)	$1,000,000	$ 1,040,250

West Virginia — 3.2%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2; Call Date 9/1/2010	1,000,000	1,109,850
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project, (Series A), 5.000%, (AMBAC INS)/(Original Issue Yield: 4.38%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	1,345,000	1,453,353

		2,563,203

Wisconsin — 6.0%
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.17%), 4/1/2019 NR/Aaa; Call Date 4/1/2016	500,000	520,010
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.21%), 4/1/2020 NR/Aaa; Call Date 4/1/2016	595,000	617,890
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.25%), 4/1/2021 NR/Aaa; Call Date 4/1/2016	630,000	653,266
Village of Grafton, WI, Bond Anticipation Notes, (Series 2006 B), 4.000%, (Original Issue Yield: 3.75%), 12/1/2010 NR/A1; Call Date 12/1/2009	1,180,000	1,186,643
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3; Call Date 5/1/2010	1,750,000	1,871,975

		4,849,784

Total Municipals (identified cost $76,402,543)		77,689,210

Description/Credit Ratings (9)	Shares	Value
Mutual Funds — 2.3%
Marshall Tax-Free Money Market Fund, Class I	1,827,964	$ 1,827,964

Total Mutual Funds (identified cost $1,827,964)		1,827,964

Total Investments — 98.6% (identified cost $78,230,507)		79,517,174
Other Assets and Liabilities — 1.4%		1,109,255

Total Net Assets — 100.0%		$80,626,429

Portfolio Sector Allocations*
Sector	Fund
AAA	74.5%
AA	6.1%
A	11.2%
BBB	1.3%
NR	4.6%
Other Assets & Liabilities	2.3%

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 14.1%

Other Financial — 14.1%
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008	$ 896,379	$ 889,172
Capital One Auto Finance Trust 2007-A, Class A3A, 5.250%, 8/15/2011	2,000,000	2,009,114
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	653,016	649,809
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	186,091	185,669
DaimlerChrysler Auto Trust 2006-C, Class A4, 4.980%, 11/8/2011	2,000,000	2,003,520
GE Capital Credit Card Master Note Trust 2006-1, Class A, 5.080%, 9/15/2012	1,850,000	1,858,900
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	1,236,059	1,241,190
Harley-Davidson Motorcycle Trust 2002-2, Class A2, 3.090%, 6/15/2010	1,286,442	1,283,659
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	989,001	984,261

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)	$ 750,654	$ 364,536
Residential Asset Mortgage Products, Inc. 2006-NC3, Class A1, 5.390%, 3/25/2036 (4)	2,030,982	2,032,469
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	93,991	93,974
USAA Auto Owner Trust 2006-4, Class A4, 4.980%, 10/15/2012	1,650,000	1,652,463
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	800,776	789,859
World Omni Auto Receivables Trust 2007-A, Class A3, 5.230%, 2/15/2011	1,750,000	1,749,735

Total Asset-Backed Securities (identified cost $18,138,563)		17,788,330

Collateralized Mortgage Obligations — 25.7%

Federal Home Loan Mortgage Corporation — 4.8%
3.150%, Class A3, 5/15/2010	1,284,870	1,265,495
5.250%, Class DW, 1/15/2034	695,551	695,661
5.900%, Class BV, 11/15/2035	1,577,000	1,596,037
6.000%, Class NA, 3/15/2027	2,499,438	2,535,962

		6,093,155

Federal National Mortgage Association — 0.5%
5.000%, Series 2003-63, Class CU, 7/25/2033	574,006	571,052

Government National Mortgage Association — 2.4%
2.866%, Series 2003-48, Class AB, 2/16/2020	592,830	576,949
3.206%, Series 2003-72, Class A, 4/16/2018	857,944	840,469
3.313%, Series 2002-83, Class A, 4/16/2017	867,976	853,829
3.590%, Series 2004-78, Class A, 11/16/2017	834,468	814,830

		3,086,077

Other Financial — 18.0%
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	1,804,319	1,786,911
Countrywide Home Loans 2006-HYB1, Class 2A2A, 5.583%, 3/20/2036	1,760,172	1,757,782
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	417,082	411,620
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	129,412	128,948
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.427%, 12/25/2034	997,441	988,514

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
GSR Mortgage Loan Trust 2005-AR5, Class 2A2, 5.177%, 10/25/2035	$ 1,447,605	$ 1,440,378
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	170,004	169,348
JP Morgan Alternative Loan Trust 2006-A5, Class 2A4, 5.850%, 10/25/2036	2,000,000	1,999,688
JP Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	958,016	926,571
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,042,583	1,014,444
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,866,670
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	556,128	548,086
Residential Funding Mortgage Securities 2006-SA3, Class 2A2, 6.003%, 9/25/2036	1,792,881	1,798,837
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,209,943	1,176,145
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,145,082	1,119,949
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	186,472	185,877
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034	3,000,000	2,932,476
Washington Mutual 2005-AR5, Class A2, 4.674%, 5/25/2035	2,500,000	2,484,915

		22,737,159

Total Collateralized Mortgage Obligations (identified cost $32,773,048)		32,487,443

Corporate Bonds & Notes — 14.4%

Automotive & Related — 1.8%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008 (1)	2,300,000	2,276,322

Banks — 1.2%
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,499,076

Corporate-Other — 1.2%
Core Investment Grade Trust, Pass-Thru Certificate, 4.642%, 11/30/2007	1,502,715	1,495,961

Electrical Equipment — 0.8%
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,014,294

Energy — 1.2%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,499,664

Industrial Services — 1.7%
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,195,637

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance — 2.8%
HSB Capital I, Company Guarantee, (Series B), 6.270%, 7/15/2027 (4)(7)(8)	$ 2,430,000	$ 2,443,901
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,100,141

		3,544,042

Real Estate — 2.5%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,471,577
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,707,920

		3,179,497

Real Estate Investment Trusts — 1.2%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,499,360

Total Corporate Bonds & Notes (identified cost $18,271,661)		18,203,853

Government Agencies — 15.6%

Federal Home Loan Bank — 1.4%
3.875%, 2/15/2008	1,800,000	1,781,186

Federal Home Loan Mortgage Corporation — 5.9%
4.300%, 5/5/2008 (1)	3,000,000	2,978,169
5.250%, 2/24/2011 (1)	4,500,000	4,514,639

		7,492,808

Federal National Mortgage Association — 8.3%
4.000%, 12/14/2007	3,500,000	3,467,961
4.125%, 6/16/2008 (1)	4,000,000	3,961,904
4.200%, 6/8/2009 (1)	3,000,000	2,960,574

		10,390,439

Total Government Agencies (identified cost $19,755,282)		19,664,433

Mortgage-Backed Securities — 0.7%

Federal Home Loan Mortgage Corporation — 0.1%
9.000%, 7/1/2014	23,295	23,896
11.000%, 8/1/2019	37,058	39,487

		63,383

Federal National Mortgage Association — 0.5%
7.000%, 12/1/2015	169,260	174,177
7.500%, 9/1/2015	210,930	217,320
8.000%, 8/1/2007	58	58
8.000%, 5/1/2008	8,406	8,451
9.000%, 7/1/2009	20,326	20,772
9.500%, 12/1/2024	76,096	83,222
9.500%, 1/1/2025	72,976	79,810
9.500%, 1/1/2025	53,924	59,103
10.000%, 7/1/2020	40,128	44,536
11.000%, 12/1/2015	117,823	126,769

		814,218

Description	Shares or Principal Amount	Value
Mortgage-Backed Securities (continued)

Government National Mortgage Association — 0.1%
9.000%, 12/15/2019	$ 64,501	$ 69,264

Total Mortgage-Backed Securities (identified cost $935,324)		946,865

Mutual Funds — 8.7%
Eaton Vance Institutional Senior Loan Fund (11)	591,340	5,482,005
Fidelity Advisor Floating Rate High Income Fund	553,421	5,523,141

Total Mutual Funds (identified cost $11,000,466)		11,005,146

Short-Term Investments — 32.6%

Collateral Pool Investment for Securities on Loan — 12.1% (See Note 2 of the Financial Statements)		15,274,632

Federal Home Loan Mortgage Corporation — 0.2%
5.024%, 5/15/2007 (3)(13)	$ 200,000	197,868

Repurchase Agreement — 20.3%
Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007, to be repurchased at $25,584,809 on 3/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 6/6/2031, with a market value of $26,092,679 (at amortized cost)	25,581,043	25,581,043

Total Short-Term Investments (identified cost $41,053,581)		41,053,543

Total Investments — 111.8% (identified cost $141,927,925)		141,149,613
Other Assets and Liabilities — (11.8)%		(14,865,697)

Total Net Assets — 100.0%		$126,283,916

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	14.1%
Collateralized Mortgage Obligations	25.7%
Corporate Bonds & Notes	14.4%
Government Agencies	15.6%
Mortgage-Backed Securities	0.7%
Mutual Funds	8.7%
Short-Term Investments	32.6%
Other Assets & Liabilities	(11.8)%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Money Market Fund

Description	Principal Amount	Value
Government Agencies — 17.7%

Federal Home Loan Bank — 9.0%
2.510%, 1/23/2008	$ 450,000	$ 439,336
3.750%, 3/7/2007	1,000,000	999,649
3.750%, 8/15/2007	350,000	347,654
4.750%, 8/17/2007	250,000	249,510
4.850%, 2/6/2008	1,395,000	1,389,989
5.220%, 4/4/2007 (4)	25,000,000	24,999,088

		28,425,226

Federal Home Loan Mortgage Corporation — 8.0%
2.700%, 3/16/2007	1,090,000	1,088,891
3.500%, 9/15/2007	290,000	287,357
3.650%, 1/23/2008	450,000	443,775
3.800%, 6/28/2007	250,000	248,671
5.235%, 6/19/2007 (4)	20,000,000	20,000,000
5.300%, 2/1/2008	2,000,000	2,000,000
5.500%, 1/18/2008	1,000,000	1,002,063

		25,070,757

Federal National Mortgage Association — 0.7%
2.500%, 7/16/2007	580,000	573,883
3.550%, 1/17/2008	500,000	493,002
3.750%, 5/17/2007	512,000	510,303
3.800%, 1/18/2008	354,000	349,621
4.750%, 8/3/2007	236,000	235,457

		2,162,266

Total Government Agencies		55,658,249

Repurchase Agreements — 82.3%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 5.320%, dated 2/28/2007, to be repurchased at $60,008,867 on 3/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with a maturity of 4/16/2007, with a market value of $61,204,873	60,000,000	60,000,000
Agreement with Cantor Fitzgerald, Inc., 5.360%, dated 2/28/2007, to be repurchased at $50,007,444 on 3/1/2007, collateralized by U.S. Government Agency SBA Pools with various maturities to 8/15/2031, with a market value of $51,000,001	50,000,000	50,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 5.340%, dated 2/28/2007, to be repurchased at $60,008,900 on 3/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 2/1/2037, with a market value of $61,200,000	60,000,000	60,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Morgan Stanley & Co., Inc., 5.320%, dated 2/28/2007, to be repurchased at $39,005,763 on 3/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 1/1/2037, with a market value of $40,125,672	$39,000,000	$ 39,000,000
Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 2/28/2007, to be repurchased at $10,621,475 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity of 5/10/2007, with a market value of $11,385,000	10,619,971	10,619,971
Agreement with Wachovia Capital, LLC, 5.330%, dated 2/28/2007, to be repurchased at $40,005,922 on 3/1/2007, collateralized by a U.S. Government Agency Mortgage Pool with a maturity of 12/10/2015, with a market value of $40,800,998	40,000,000	40,000,000

Total Repurchase Agreements		259,619,971

Total Investments — 100.0% (at amortized cost)		315,278,220
Other Assets and Liabilities — 0.0%		30,551

Total Net Assets — 100.0%		$315,308,771

Portfolio Sector Allocations*
Sector	Fund
Government Agencies	17.7%
Repurchase Agreements	82.3%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Prime Money Market Fund

Description	Principal Amount	Value
Collateralized Loan Agreements — 6.1%

Brokerage — 6.1%
Deutsche Bank Alex Brown, Inc., 5.363%, 3/1/2007	$100,000,000	$100,000,000
Morgan Stanley & Co., Inc., 5.373%, 3/1/2007	100,000,000	100,000,000
Wachovia Securities, Inc., 5.380%, 3/1/2007	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper — 26.7%

Asset-Backed Securities — 14.8%
Beta Finance, Inc., 5.350%, 1/25/2008 (4)(7)(8)	25,000,000	25,005,598
Beta Finance, Inc., 5.355%, 7/16/2007 (4)(7)(8)	50,000,000	50,001,188
Beta Finance, Inc., 5.355%, 11/19/2007 (4)(7)(8)	23,000,000	23,004,228
CRC Funding LLC, 5.250%, 3/27/2007 (7)(8)(13)	15,000,000	14,943,125
CRC Funding LLC, 5.250%, 3/28/2007 (7)(8)(13)	35,000,000	34,862,188
Crown Point Capital Co., 5.270%, 3/9/2007 (7)(8)(13)	100,000,000	99,882,889
Dorada Finance, Inc., 5.110%, 6/5/2007 (7)(8)(13)	16,000,000	15,781,973
Dorada Finance, Inc., 5.240%, 4/4/2007 (7)(8)(13)	25,000,000	24,876,278
Fairway Finance, 5.260%, 3/14/2007 (7)(8)(13)	15,120,000	15,091,280
Fairway Finance, 5.260%, 3/16/2007 (7)(8)(13)	17,071,000	17,033,586
Fairway Finance, 5.260%, 3/21/2007 (7)(8)(13)	30,650,000	30,560,434
Jupiter Security Corp., 5.260%, 3/19/2007 (7)(8)(13)	17,297,000	17,251,509
Jupiter Security Corp., 5.260%, 3/20/2007 (7)(8)(13)	25,635,000	25,563,834
Jupiter Security Corp., 5.260%, 4/4/2007 (7)(8)(13)	25,140,000	25,015,110
Jupiter Security Corp., 5.270%, 3/22/2007 (7)(8)(13)	10,249,000	10,217,493
Lexington Parker Cap. Co. LLC, 5.260%, 3/6/2007 (7)(8)(13)	100,000,000	99,926,945
Liquid Funding Ltd., (Series MTN), 5.335%, 6/22/2007 (4)(7)(8)	50,000,000	50,000,000
Liquid Funding Ltd., (Series MTN), 5.335%, 10/23/2007 (4)(7)(8)	50,000,000	49,995,111
World Omni Vehicle Leasing, Inc., 5.280%, 3/28/2007 (7)(8)(13)	100,000,000	99,604,000

		728,616,769

Banks — 2.0%
Societe Generale, Inc., 5.330%, 3/1/2007 (13)	100,000,000	100,000,000

Diversified — 2.0%
Liberty Light U.S. Capital, (Series MTN), 5.320%, 1/7/2008 (4)(7)(8)	50,000,000	49,991,563

Description	Principal Amount	Value
Commercial Paper (continued)

Diversified (continued)
Sigma Financial, Inc., 5.350%, 1/25/2008 (4)(7)(8)	$ 50,000,000	$ 50,008,850

		100,000,413

Foreign Banks — 3.0%
Britannia Building Society, 5.260%, 5/14/2007 (13)	99,250,000	98,177,400
Northern Rock PLC, 5.240%, 3/7/2007 (7)(8)(13)	50,000,000	49,956,334

		148,133,734

Insurance — 1.6%
Prudential Financial, Inc., 5.270%, 3/15/2007 (7)(8)(13)	25,000,000	24,948,764
Torchmark Corp., 5.290%, 3/21/2007 (7)(8)(13)	20,000,000	19,941,222
Torchmark Corp., 5.300%, 3/22/2007 (7)(8)(13)	8,400,000	8,374,030
Torchmark Corp., 5.310%, 3/1/2007 (7)(8)(13)	10,000,000	10,000,000
Torchmark Corp., 5.310%, 3/5/2007 (7)(8)(13)	15,000,000	14,991,150

		78,255,166

Mortgage Banking — 2.2%
Alliance & Leicester PLC, 5.240%, 3/8/2007 (7)(8)(13)	17,500,000	17,482,169
Countrywide Financial Corp., 5.300%, 3/7/2007 (13)	90,000,000	89,920,500

		107,402,669

Telecommunication Services — 1.1%
AT&T, Inc., 5.250%, 3/20/2007 (7)(8)(13)	29,000,000	28,919,646
Verizon Communications, 5.270%, 3/5/2007 (7)(8)(13)	25,000,000	24,985,361

		53,905,007

Total Commercial Paper		1,316,313,758

Corporate Bonds & Notes — 6.5%

Banks — 0.5%
Bank One NA Illinois, 5.500%, 3/26/2007	18,216,000	18,219,464
JP Morgan Chase & Co., 5.350%, 3/1/2007	5,000,000	5,000,000

		23,219,464

Foreign Banks — 0.9%
HBOS Treasury Services, PLC, 3.625%, 7/23/2007 (7)(8)	20,000,000	19,860,742
HBOS Treasury Services, PLC, (Series YCD), 5.350%, 1/24/2008	25,000,000	24,992,439

		44,853,181

Insurance — 1.3%
American General Finance, (Series MTNG), 5.406%, 3/23/2007 (4)	47,000,000	47,001,810
American General Finance, (Series MTNG), 5.750%, 3/15/2007	19,075,000	19,078,257

		66,080,067

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Leasing — 0.8%
International Lease Finance Corp., 5.625%, 6/1/2007	$ 40,000,000	$ 40,007,281

Office Machines — 1.9%
3M Co., 5.656%, 12/12/2007 (7)(8)	90,000,000	90,269,319

Retail — 0.7%
Wal-Mart Stores, 5.877%, 6/1/2007	35,000,000	35,042,962

Utilities — 0.4%
National Rural Utilities, (Series MTNC), 3.240%, 7/23/2007	22,285,000	22,105,696

Total Corporate Bonds & Notes		321,577,970

Notes-Variable — 53.5%

Banks — 15.2%
Bayerische Landesbank, (Series MTN), 5.396%, 6/25/2007 (4)	62,500,000	62,512,113
Branch Banking & Trust, (Series BKNT), 5.350%, 5/16/2007 (4)	5,000,000	5,000,155
Canadian Imperial Bank of Commerce, (Series YCD), 5.420%, 4/2/2007 (4)	80,000,000	80,006,919
Citigroup Global, (Series MTNA), 5.431%, 3/16/2007 (4)	51,000,000	51,002,518
Comerica Bank, (Series CD), 5.330%, 10/15/2007 (4)	93,000,000	92,995,381
Credit Suisse New York, (Series YCD1), 5.335%, 7/19/2007 (4)	85,000,000	85,000,000
First Tennessee Bank, 5.330%, 2/15/2008 (4)(7)(8)	45,000,000	45,000,000
HSBC Finance Corp., (Series MTN), 5.400%, 5/10/2007 (4)	50,000,000	50,006,581
HSBC Finance Corp., (Series MTN), 5.400%, 10/4/2007 (4)	22,000,000	22,009,797
National City Bank, (Series BKNT), 5.350%, 2/13/2008 (4)	25,000,000	25,006,278
Washington Mutual, Inc., (Series CD), 5.350%, 6/26/2007 (4)	50,000,000	50,000,000
Washington Mutual, Inc., (Series CD1), 5.340%, 8/24/2007 (4)	50,000,000	50,000,000
Wells Fargo & Co., 5.426%, 3/23/2007 (4)	100,000,000	100,006,353
Westpac Bank NY, (Series MTN), 5.393%, 4/11/2008 (4)	25,000,000	25,000,000

		743,546,095

Broker/Dealers — 9.5%
Bank of America Securities, LLC, 5.330%, 5/26/2007 (4)(7)(8)	100,000,000	100,000,000

Description	Principal Amount	Value
Notes-Variable (continued)

Broker/Dealers (continued)
Bear Stearns Master Note, 5.370%, 8/24/2007 (4)(7)(8)	$100,000,000	$100,000,000
Goldman Sachs Group, Inc., 5.485%, 7/2/2007 (4)	25,000,000	25,012,719
Goldman Sachs Group, Inc., (Series MTN), 5.485%, 10/5/2007 (4)	52,700,000	52,747,563
Lehman Brothers, Inc., (Series MTNG), 5.470%, 2/22/2008 (4)	25,000,000	25,000,000
Lehman Brothers, Inc., (Series MTNG), 5.480%, 4/20/2007 (4)	13,270,000	13,272,564
Merrill Lynch & Co., Inc., (Series MTN1), 5.336%, 7/27/2007 (4)	40,000,000	40,000,000
Merrill Lynch & Co., Inc., (Series MTN1), 5.400%, 3/3/2008 (4)	7,000,000	7,001,746
Merrill Lynch & Co., Inc., (Series MTNB), 5.390%, 2/14/2008 (4)	25,000,000	25,015,221
Merrill Lynch & Co., Inc., (Series MTNC), 5.485%, 10/19/2007 (4)	17,000,000	17,016,401
Wachovia Securities Financial Holdings LLC, 5.420%, 2/4/2008 (4)(7)(8)	65,000,000	65,000,000

		470,066,214

Construction Equipment — 1.6%
Caterpillar Financial Services Corp., (Series MTNF), 5.370%, 7/27/2007 (4)	79,900,000	79,908,922

Financial Services — 0.9%
GE Capital Corp., (Series MTN), 5.445%, 9/17/2007 (4)	40,000,000	40,000,000
GE Capital Corp., (Series MTNA), 5.425%, 6/22/2007 (4)	4,500,000	4,501,353

		44,501,353

Foreign Banks — 14.9%
Australia & New Zealand Banking Group, 5.339%, 12/28/2007 (4)(7)(8)	100,000,000	100,000,000
BNP Paribas, 5.330%, 2/19/2008 (4)(7)(8)	100,000,000	100,000,000
Credit Agricole, 5.330%, 1/23/2008 (4)(7)(8)	75,000,000	75,000,000
Dekabank, 5.380%, 5/15/2008 (4)	100,000,000	100,000,000
Depfa-Bank PLC, (Series EXL), 5.400%, 1/15/2008 (4)	50,000,000	50,000,000
HBOS Treasury Services, PLC, (Series MTN), 5.430%, 11/20/2007 (4)(7)(8)	30,000,000	30,000,000
HSBC Finance Corp., (Series MTN), 5.409%, 6/1/2007 (4)	27,800,000	27,803,357

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Notes-Variable (continued)

Foreign Banks (continued)
Natexis Banques Populaires U.S. Finance Co., 5.350%, 12/7/2007 (4)(7)(8)	$100,000,000	$100,000,000
Northern Rock PLC, (Series MTN), 5.443%, 3/7/2008 (4)(7)(8)	50,000,000	50,000,000
Westlb AG NY, 5.380%, 2/8/2008 (4)(7)(8)	100,000,000	100,000,000

		732,803,357

Insurance — 5.4%
Genworth Life Insurance Co., 5.420%, 4/20/2007 (4)(7)(12)	75,000,000	75,000,000
Metropolitan Life Insurance Co., 5.409%, 6/1/2007 (4)(7)(12)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 5.400%, 2/1/2008 (4)(7)(12)	50,000,000	50,000,000
Pricoa Global Funding, Inc., 5.470%, 3/2/2007 (4)(7)(8)	74,065,000	74,065,747
Principal Life Insurance Co., (Series MTN), 5.380%, 12/7/2007 (4)	2,550,000	2,550,787

		266,616,534

Personal Credit — 3.7%
American Express Credit, (Series MTNB), 5.420%, 2/5/2008 (4)	30,000,000	30,000,397
American Honda Finance Corp., (Series MTN), 5.323%, 12/6/2007 (4)(7)(8)	55,000,000	55,000,000
American Honda Finance Corp., (Series MTN), 5.336%, 9/26/2007 (4)(7)(8)	45,000,000	45,000,000
SLM Corp., (Series MTNA), 5.440%, 1/25/2008 (4)	53,220,000	53,267,150

		183,267,547

Short-Term Business Loans — 0.8%
CIT Group, Inc., (Series MTN), 5.430%, 8/24/2007 (4)	37,500,000	37,516,148

Telecommunications — 1.5%
Verizon Global Funding, 5.470%, 4/13/2007 (4)(7)(8)	75,000,000	75,000,000

Total Notes-Variable		2,633,226,170

Description	Principal Amount	Value

Repurchase Agreements — 3.2%

Agreement with Morgan Stanley & Co., Inc., 5.300%, dated 2/28/2007 to be repurchased at $75,011,042 on 3/1/2007, collateralized by U.S. Government Agency Obligations with various maturities to 6/30/2025, with a market value of $77,209,449

	$ 75,000,000	$ 75,000,000
Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 2/28/2007 to be repurchased at $82,077,122 on 3/1/2007, collateralized by a U.S. Government Agency Obligation with a maturity date of 3/1/2007, with a market value of $83,709,588	82,065,496	82,065,496

Total Repurchase Agreements		157,065,496

Trust Demand Notes — 3.3%

Broker/Dealers — 3.3%
Greenwich Capital Holdings, 5.400%, 3/1/2007 (4)(7)(8)	100,000,000	100,000,000
JP Morgan Securities, Inc., 5.330%, 3/1/2007 (4)(7)(8)	63,000,000	63,000,000

Total Trust Demand Notes		163,000,000

Total Investments — 99.3% (at amortized cost)		4,891,183,394
Other Assets and Liabilities — 0.7%		33,951,929

Total Net Assets — 100.0%		$4,925,135,323

Portfolio Sector Allocations*
Sector	Fund
Collateralized Loan Agreements	6.1%
Commercial Paper	26.7%
Corporate Bonds & Notes	6.5%
Notes-Variable	53.5%
Repurchase Agreements	3.2%
Trust Demand Notes	3.3%
Other Assets and Liabilities	0.7%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 96.0%

Alabama — 2.9%
Birmingham-Medical Center, East Alabama Special Care Facilities Financing Authority, Revenue Bonds, 3.600%, 7/1/2015 (4)	$ 5,000,000	$ 5,000,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.770%, 4/1/2017, Call Date 3/1/2007 (4)	805,000	805,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.720%, 10/1/2032, Call Date 3/1/2007 (4)	1,062,000	1,062,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.720%, 10/1/2032, Call Date 3/1/2007 (4)	1,284,000	1,284,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.720%, 10/1/2032, Call Date 3/1/2007 (4)	1,400,000	1,400,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.720%, 10/1/2032, Call Date 3/1/2007 (4)	3,283,000	3,283,000

		12,834,000

Alaska — 0.0%
Alaska Industrial Development & Export Authority, Revenue Bonds, 4.030%, 7/1/2007, Call Date 3/7/2007 (4)	30,000	30,000

Arizona — 3.4%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 3.730%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
Phoenix, Arizona Civic Improvement Corp., Revenue Bonds (Series Z-11), 3.710%, 5/8/2034 (4)	6,893,000	6,893,000

		14,893,000

Colorado — 5.7%
Aspen Valley Hospital District, Colorado, Revenue Bonds, 3.670%, 10/15/2033, Call Date 3/1/2007 (4)	5,250,000	5,250,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.650%, 9/1/2034, Call Date 3/1/2007 (4)	6,135,000	6,135,000
Colorado Health Facilities Authority, Revenue Bonds, 3.650%, 3/1/2030, Call Date 3/1/2007 (4)	900,000	900,000

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Denver, Colorado City & County Economic Development, Revenue Bonds, 3.800%, 7/1/2029, Call Date 3/7/2007 (4)	$ 1,950,000	$ 1,950,000
Denver, Colorado City & County Excise Tax, Revenue Bonds (Series B), 3.650%, 9/1/2025, Call Date 3/1/2007 (4)	1,785,000	1,785,000
Denver, Colorado City & County, Certificate Participation, 3.520%, 12/1/2029, Call Date 3/1/2007 (4)	2,520,000	2,520,000
Park Creek Metropolitan District, Revenue Bonds, 3.680%, 12/1/2037, Call Date 6/1/2008 (4)	6,500,000	6,500,000

		25,040,000

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Revenue Bonds (Series C), 3.640%, 7/1/2032, Call Date 3/7/2007 (4)	2,000,000	2,000,000

Delaware — 1.6%
Delaware State Economic Development Authority, Revenue Bonds, 3.670%, 7/1/2036, Call Date 3/1/2007 (4)	2,900,000	2,900,000
Delaware State Economic Development Authority, Revenue Bonds, 3.760%, 12/1/2032, Call Date 3/1/2007 (4)	4,200,000	4,200,000

		7,100,000

District of Columbia — 1.6%
District of Columbia, Revenue Bonds, 3.720%, 10/1/2023, Call Date 3/1/2007 (4)	3,595,000	3,595,000
District of Columbia, Revenue Bonds, 3.770%, 3/1/2026, Call Date 3/1/2007 (4)	3,465,000	3,465,000

		7,060,000

Florida — 2.9%
Dade County, Florida Industrial Development Authority, Revenue Bonds, 3.710%, 4/1/2020, Call Date 3/1/2007 (4)	1,635,000	1,635,000
Florida Development Finance Corp., Revenue Bonds, 3.770%, 7/1/2026, Call Date 3/1/2007 (4)	2,000,000	2,000,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-9), 3.710%, 4/17/2015 (4)	1,875,000	1,875,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-12), 3.710%, 5/15/2015 (4)	3,685,000	3,685,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Orange County, Florida Health Facilities Authority, Revenue Bonds, 3.730%, 11/15/2014, Call Date 3/1/2007 (4)	$ 1,400,000	$ 1,400,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.570%, 7/1/2024, Call Date 3/1/2007 (4)	2,250,000	2,250,000

		12,845,000

Georgia — 1.2%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.540%, 6/1/2026, Call Date 3/1/2007 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.570%, 1/1/2021, Call Date 3/7/2007 (4)	100,000	100,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.570%, 1/1/2021, Call Date 3/7/2007 (4)	875,000	875,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.710%, 10/1/2022, Call Date 3/1/2007 (4)	955,000	955,000
Richmond County, Georgia Development Authority, Revenue Bonds, 3.720%, 6/1/2018 (4)	2,810,000	2,810,000

		5,370,000

Hawaii — 0.7%
ABN AMRO Munitops Certificates Trust, Revenue Bonds, 3.700%, 7/1/2012 (4)	3,000,000	3,000,000

Illinois — 5.3%
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.690%, 11/15/2029, Call Date 3/1/2007 (4)	3,000,000	3,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.880%, 12/1/2020 (4)	5,510,000	5,510,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.710%, 4/3/2034 (4)	4,900,000	4,900,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.720%, 12/15/2021 (4)	2,865,000	2,865,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.720%, 6/15/2033 (4)	500,000	500,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.860%, 4/1/2020, Call Date 3/1/2007 (4)	$ 4,075,000	$ 4,075,000
Will County, Illinois Community Unit School District No. 365, GO UT (Series Z-10), 3.710%, 4/15/2020 (4)	2,115,000	2,115,000
Will County, Illinois Revenue Bonds, 3.580%, 12/1/2025, Call Date 3/1/2007 (4)	400,000	400,000

		23,365,000

Indiana — 1.5%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.950%, 4/1/2021, Call Date 3/1/2007 (4)	200,000	200,000
Indiana Health Facility Financing Authority, Revenue Bonds, 3.730%, 12/1/2021, Call Date 3/1/2007 (4)	3,300,000	3,300,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.730%, 12/1/2029, Call Date 3/1/2007 (4)	400,000	400,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds (Series Z-7), 3.710%, 9/9/2019 (4)	2,325,000	2,325,000
Terre Haute, Indiana Economic Development, Revenue Bonds, 3.580%, 12/1/2015, Call Date 3/1/2007 (4)	600,000	600,000

		6,825,000

Iowa — 1.1%
Iowa State School Cash Anticipation Program, Revenue Notes (Series B), 4.250%, 1/25/2008	5,000,000	5,029,238

Kentucky — 1.0%
Jefferson County, Kentucky Industrial Building Revenue, 3.730%, 1/1/2009 (4)	1,400,000	1,400,000
Jefferson County, Kentucky Industrial Building Revenue, 3.730%, 3/1/2010 (4)	3,000,000	3,000,000

		4,400,000

Louisiana — 3.1%
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.730%, 7/1/2009, Call Date 3/1/2007 (4)	2,050,000	2,050,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.950%, 12/15/2014, Call Date 3/1/2007 (4)	1,035,000	1,035,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Louisiana Housing Finance Agency, Revenue Bonds, 3.580%, 12/1/2025 (4)	$ 2,115,000	$ 2,115,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.710%, 7/1/2034, Call Date 7/1/2016 (4)	8,470,000	8,470,000

		13,670,000

Maryland — 1.4%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.810%, 12/1/2015, Call Date 3/1/2007 (4)	2,500,000	2,500,000
Maryland State Community Development Administration, Revenue Notes, 3.670%, 9/12/2007	2,500,000	2,500,000
Washington Suburban Sanitary District, GO UT, 3.420%, 6/1/2023 (4)	1,300,000	1,300,000

		6,300,000

Massachusetts — 0.2%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.820%, 12/1/2019, Call Date 3/7/2007 (4)	1,000,000	1,000,000

Minnesota — 0.5%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.900%, 1/1/2045, Call Date 3/1/2007 (4)	2,000,000	2,000,000

Mississippi — 1.2%
Newton, Mississippi Industrial Development, Revenue Bonds, 3.720%, 6/1/2009, Call Date 3/1/2007 (4)	5,350,000	5,350,000

Montana — 0.9%
Montana State Board of Investment Economic Development, Revenue Bonds, 3.850%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 3.710%, 9/1/2007, Call Date 3/1/2007 (4)	300,000	300,000

Nevada — 0.4%
Clark County, Nevada School District, Putters (Series 1159), GO UT, 3.700%, 6/15/2013 (4)	1,985,000	1,985,000

New Hampshire — 0.5%
New Hampshire State Business Finance Authority, Revenue Bonds, 3.670%, 12/1/2036, Call Date 3/1/2007 (4)	2,290,000	2,290,000

Description	Principal Amount	Value
Municipals (continued)

New York — 11.6%
JP Morgan Chase & Co., Putters (Series 1684P), Revenue Bonds, 3.910%, 8/15/2014 (4)	$ 3,700,000	$ 3,700,000
Municipal Securities Trust Certificates, Revenue Bonds, (Series 5020), 144A, 3.650%, 7/1/2018 (4)(7)	3,000,000	3,000,000
New York, New York, GO UT, 3.640%, 8/15/2029, Call Date 3/1/2007 (4)	6,230,000	6,230,000
New York, New York, GO UT (Series E), 3.640%, 8/1/2034 (4)	1,350,000	1,350,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.900%, 10/1/2035, Call Date 3/1/2007 (4)	27,400,000	27,400,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.820%, 4/1/2018, Call Date 3/7/2007 (4)	3,785,000	3,785,000
TSASC INC NY, Revenue Bonds, 3.740%, 6/1/2034, Call Date 6/1/2016 (4)	6,000,000	6,000,000

		51,465,000

North Carolina — 0.4%
Alamance County, North Carolina Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds, 3.820%, 12/1/2014 (4)	610,000	610,000
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.770%, 7/1/2017, Call Date 3/1/2007 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.820%, 12/1/2008 (4)	280,000	280,000

		1,825,000

Ohio — 11.0%
Fairfield, Ohio Waste Water System Improvement, Revenue Notes, 3.850%, 8/30/2007	3,000,000	3,002,872
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.740%, 7/15/2029, Call Date 4/2/2007 (4)	10,000,000	10,000,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.750%, 11/1/2011 (4)	3,100,000	3,100,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.750%, 10/1/2009 (4)	4,700,000	4,700,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.900%, 2/15/2036, Call Date 3/1/2007 (4)	$27,700,000	$ 27,700,000

		48,502,872

Oklahoma — 3.5%
Oklahoma State Industrial Authority, Revenue Bonds, 3.950%, 8/1/2018, Call Date 3/1/2007 (4)	1,690,000	1,690,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.850%, 11/1/2026, Call Date 3/1/2007 (4)	3,500,000	3,500,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.850%, 11/1/2030 (4)	9,000,000	9,000,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.950%, 10/1/2032, Call Date 3/1/2007 (4)	1,305,000	1,305,000

		15,495,000

Pennsylvania — 5.5%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.750%, 7/1/2010 (4)	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.770%, 9/1/2019, Call Date 3/1/2007 (4)	2,030,000	2,030,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.570%, 4/1/2017, Call Date 3/1/2007 (4)	1,190,000	1,190,000
Delaware County, Pennsylvania Industrial Development Authority Pollution Controls, Revenue Bonds, 3.670%, 4/1/2021, Call Date 3/1/2007 (4)	1,400,000	1,400,000
Montgomery County, Pennsylvania Higher Education & Health Authority, Revenue Bonds, 3.650%, 5/1/2034, Call Date 3/1/2007 (4)	2,300,000	2,300,000
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.660%, 1/1/2023, Call Date 3/1/2007 (4)	2,400,000	2,400,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.670%, 12/1/2035, Call Date 3/1/2007 (4)	4,700,000	4,700,000

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.720%, 11/1/2021 (4)	$ 3,375,000	$ 3,375,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.770%, 4/1/2021, Call Date 3/1/2007 (4)	4,000,000	4,000,000

		24,495,000

Puerto Rico — 0.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.550%, 3/1/2023, Call Date 3/1/2008 (4)	3,000,000	3,000,000

Tennessee — 4.0%
Dayton, Tennessee Industrial Development Board, Revenue Bonds, 3.720%, 6/1/2011, Call Date 3/1/2007 (4)	4,350,000	4,350,000
Memphis, Tennessee Health, Educational & Housing Facility Board, Revenue Bonds, 3.850%, 8/1/2032, Call Date 3/1/2007 (4)	1,800,000	1,800,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.600%, 12/1/2014 (4)	6,550,000	6,550,000
Municipal Energy Acquisition Corp., Tennessee, Gas Revenue Bonds (Series 1578), 3.710%, 2/1/2013 (4)	4,090,000	4,090,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.750%, 7/1/2010 (4)	1,000,000	1,000,000

		17,790,000

Texas — 9.6%
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.740%, 9/1/2018 (4)	14,195,000	14,195,000
Comal, Texas Independent School District, GO UT, 3.730%, 8/1/2016 (4)	2,260,000	2,260,000
JP Morgan Chase & Co., Putters (Series 1632P), Revenue Bonds, 3.900%, 4/1/2013 (4)	15,500,000	15,500,000
Sam Rayburn, Texas Municipal Power Agency, Revenue Bonds, 3.730%, 10/1/2021, Call Date 10/1/2012 (4)	1,510,000	1,510,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Texas State Authority Central Texas, Revenue Bonds, 3.720%, 8/15/2029 (4)	$ 5,000,000	$ 5,000,000
Texas State Student Housing Authority, Revenue Bonds, 3.740%, 10/1/2033 (4)	4,200,000	4,200,000

		42,665,000

Virginia — 0.3%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.760%, 9/1/2019, Call Date 3/1/2007 (4)	1,505,000	1,505,000

Washington — 3.6%
ABN AMRO Munitops Certificates Trust, Revenue Bonds, 144A, 3.700%, 6/1/2024, Call Date 12/1/2016 (4)(7)	9,450,000	9,450,000
Clark County, Washington School District Number 037, GO UT, 3.720%, 12/1/2020 (4)	1,195,000	1,195,000
King County, Washington, Putters (Series 1184), GO UT, 3.700%, 1/1/2013 (4)	2,000,000	2,000,000
Washington State Putters, GO UT, (Series 333), 3.710%, 12/1/2014 (4)	3,210,000	3,210,000

		15,855,000

Wisconsin — 6.4%
Delavan Darien, Wisconsin School District, Revenue Notes, 3.800%, 8/29/2007	1,500,000	1,500,426
Denmark, Wisconsin School District, Revenue Notes, 3.700%, 8/30/2007	3,750,000	3,750,523
Marinette, Wisconsin School District, Tax & Revenue Antic Promissory Notes, 3.650%, 6/29/2007	5,000,000	5,000,308
Middleton-Cross Plains, Wisconsin Area School District, Revenue Notes, 3.700%, 9/20/2007	5,700,000	5,702,118
Seymour, Wisconsin Community School District, Tax & Revenue Notes, 3.700%, 10/2/2007	1,375,000	1,375,545
Sun Prairie, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.700%, 10/15/2007	5,050,000	5,051,823
Verona, Wisconsin Area School District, Revenue Notes, 3.700%, 8/24/2007	2,925,000	2,926,082

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Dells, Wisconsin School District, Tax & Revenue Promissory Notes, 3.700%, 10/26/2007	$ 3,000,000	$ 3,000,373
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.950%, 5/1/2026, Call Date 3/1/2007 (4)	200,000	200,000

		28,507,198

Wyoming — 1.7%
Sweetwater County, Wyoming, Hospital Revenue Bonds (Series A), 3.540%, 9/1/2026, Call Date 3/1/2007 (4)	1,060,000	1,060,000
Sweetwater County, Wyoming, Hospital Revenue Bonds (Series B), 3.540%, 9/1/2037, Call Date 3/1/2007 (4)	$ 6,460,000	6,460,000

		7,520,000

Total Municipals		425,236,308

Mutual Funds — 0.0%
Federated Tax-Free Obligations Fund	157,486	157,486

Total Mutual Funds (identified cost $157,486)		157,486

Total Investments — 96.0% (at amortized cost)		425,393,794
Other Assets and Liabilities — 4.0%		17,522,358

Total Net Assets — 100.0%		$442,916,152

Portfolio Sector Allocations*
Sector	Fund
Municipals	96.0%
Mutual Funds	0.0%
Other Assets & Liabilities	4.0%

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedule of Investments (Unaudited)

Note:  The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2007.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2007 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2007.
(5)	Designated as cover for dollar roll transactions.
(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.
(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2007, these securities amounted to:

Fund	Amount	% of Total Net Assets
Government Income Fund	$9,882,047	1.53%
Intermediate Bond Fund	36,410,217	5.22
Short-Term Income Fund	2,808,437	2.22
Prime Money Market Fund	2,605,411,666	52.90
Tax-Free Money Market Fund	12,450,000	2.81

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.
(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.
(10)	Securities that are subject to alternative minimum tax represent 7.76% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(11)	Offshore fund.
(12)	Securities have redemption features that may delay redemption beyond seven days.
(13)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	—American Depositary Receipt
AMBAC	—American Municipal Bond Assurance Corporation
CFC	—Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FRN	—Floating Rate Note
GDR	—Global Depository Receipt
GO	—Government Obligation
HFDC	—Health Facility Development Corporation
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LOC	—Letter of Credit
MTN	—Medium Term Note
PCA	—Pollution Control Authority
PLC	—Public Limited Company
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

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February 28, 2007 (Unaudited)

Statements of Assets and Liabilities

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund
Assets:
Investments in securities, at value	$372,087,310	(1)	$270,187,850	(1)	$720,266,196	(1)	$264,686,201	(1)	$312,658,627	(1)
Investments in repurchase agreements	6,415,744		6,350,267		13,975,194		2,761,215		10,125,841
Cash	—		—		—		—		—
Cash denominated in foreign currencies (identified cost, $3,082,813)	—		—		—		—		—
Dividends receivable	841,488		268,949		669,684		85,661		64,007
Interest receivable	945		935		2,057		407		1,491
Receivable for investments sold	—		—		—		4,279,625		2,047,952
Receivable for capital stock sold	3,052,732		3,708,758		580,496		4,564,173		894,365
Receivable for daily variation margin	—		—		—		—		42,000
Prepaid expenses	17,417		15,478		21,004		15,067		15,620

Total assets	382,415,636		280,532,237		735,514,631		276,392,349		325,849,903
Liabilities:
Payable for capital stock redeemed	36,428		23,418		624,061		48,854		66,909
Payable for investments purchased	—		587,121		1,583,903		3,145,633		2,678,661
Payable on collateral due to broker	31,029,957		36,751,173		99,654,300		64,787,008		87,158,824
Payable for daily variation margin	—		—		—		—		—
Payable for foreign tax expense	—		—		—		—		—
Net payable for foreign currency exchange contracts	—		—		—		—		—
Call options written, at value (premium received $52,828)	15,500		—		—		—		—
Payable for income distribution	—		—		—		—		—
Payable to affiliates (Note 5)	306,951		211,002		545,226		177,214		249,497
Payable for portfolio accounting fees	9,348		7,035		14,053		6,241		6,857
Payable for transfer and dividend disbursing agent fees	9,230		8,873		14,134		8,496		8,275
Accrued expenses	12,033		15,617		30,052		10,927		9,207

Total liabilities	31,419,447		37,604,239		102,465,729		68,184,373		90,178,230

Total Net Assets	$350,996,189		$242,927,998		$633,048,902		$208,207,976		$235,671,673

Net Assets Consist of:
Paid-in-capital	$290,097,448		$212,143,928		$491,454,731		$204,757,764		$182,666,542
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	58,497,162		26,591,771		110,786,617		32,194,832		42,767,017
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	1,392,945		4,221,797		30,606,348		(28,084,302)		11,470,618
Undistributed net investment income (distributions in excess of net investment income)	1,008,634		(29,498)		201,206		(660,318)		(1,232,504)

Total Net Assets	$350,996,189		$242,927,998		$633,048,902		$208,207,976		$235,671,673

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$13.74		$12.70		$15.62		$15.79		$17.55
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$13.74		$12.70		$15.62		$15.79		$17.55
Offering Price Per Share	$14.58	(2)	$13.47	(2)	$16.57	(2)	$16.75	(2)	$18.62	(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$—		$—		$—		$—		$—
Net Assets:
Investor Class of Shares	$338,396,238		$233,038,328		$618,707,103		$203,514,798		$227,908,862
Advisor Class of Shares	12,599,951		9,889,670		14,341,799		4,693,178		7,762,811
Institutional Class of Shares	—		—		—		—		—

Total Net Assets	$350,996,189		$242,927,998		$633,048,902		$208,207,976		$235,671,673

Shares Outstanding:
Investor Class of Shares	24,625,683		18,342,523		39,621,364		12,888,626		12,988,771
Advisor Class of Shares	917,105		778,408		918,121		297,183		442,411
Institutional Class of Shares	—		—		—		—		—

Total Shares Outstanding	25,542,788		19,120,931		40,539,485		13,185,809		13,431,182

Investments, at identified cost	$320,042,820		$249,946,346		$623,454,773		$235,252,584		$279,997,455

(1)	Including $30,104,201; $35,654,725; $96,681,173; $62,854,131; $84,558,497; $144,815,581; $118,847,508; $208,233,762 and $14,818,921, respectively, of securities on loan.
(2)	Computation of offering price per share 100/94.25 of net asset value.
(3)	Computation of offering price per share 100/96.25 of net asset value.
(4)	Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund		Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund	Prime Money Market Fund	Tax-Free Money Market Fund

$637,057,070	(1)	$983,249,074	(1)	$968,305,466	(1)	$79,517,174	$115,568,570 (1)	$55,658,249	$4,734,117,898	$425,393,794
6,821,866		104,135,297		99,695,517		—	25,581,043	259,619,971	157,065,496	—
—		—		2,694		—	—	—	—	1,000
3,060,610		—		—		—	—	—	—	—
766,858		—		—		5,925	56,871	—	—	—
23,848		4,373,580		5,647,774		940,623	554,221	531,781	24,756,561	2,260,742
13,461,707		—		5,212,522		—	—	—	—	18,407,490
3,949,614		1,551,679		3,668,658		383,900	143,538	14	25,417,035	—
—		—		—		—	—	—	—	—
20,888		140,141		56,132		5,429	27,309	21,305	47,634	73,767

665,162,461		1,093,449,771		1,082,588,763		80,853,051	141,931,552	315,831,320	4,941,404,624	446,136,793

—		8,925,508		6,845,571		142	56,589	—	—	—
16,714,525		314,543,444		125,541,102		—	—	—	—	2,165,000
149,268,927		122,502,284		214,637,331		—	15,274,632	—	—	—
—		—		—		—	42,186	—	—	—
20,169		—		—		—	—	—	—	—
7,260		—		—		—	—	—	—	—
—		—		—		—	—	—	—	—
—		590,243		960,571		192,229	222,450	457,699	14,816,364	947,797
434,723		383,840		371,687		28,428	38,549	56,496	1,263,192	92,664
34,689		14,072		15,196		1,837	4,399	5,257	39,718	7,702
8,665		—		—		1,233	3,577	2,113	149,648	5,594
40,198		3,295		4,024		2,753	5,254	984	379	1,884

166,529,156		446,962,686		348,375,482		226,622	15,647,636	522,549	16,269,301	3,220,641

$498,633,305		$646,487,085		$734,213,281		$80,626,429	$126,283,916	$315,308,771	$4,925,135,323	$442,916,152

$399,431,596		$644,532,692		$754,354,980		$79,491,607	$136,102,244	$315,308,771	$4,925,528,440	$442,916,099
81,170,280		(92,796)		889,846		1,286,667	(629,391)	—	—	—
17,095,062		802,283		(21,741,310)		(151,386)	(9,063,904)	—	(402,293)	—
936,367		1,244,906		709,765		(459)	(125,033)	—	9,176	53

$498,633,305		$646,487,085		$734,213,281		$80,626,429	$126,283,916	$315,308,771	$4,925,135,323	$442,916,152

$16.35		$9.51		$9.26		$10.06	$9.05	$1.00	$1.00	$1.00

$16.35		$9.51		$9.26		$—	$9.05	$—	$1.00	$—
$17.35	(2)	$9.88	(3)	$9.62	(3)	$—	$9.23 (4)	$—	$—	$—

$16.56		$—		$—		$—	$—	$1.00	$1.00	$1.00

$266,679,724		$639,996,082		$727,719,415		$80,626,429	$123,580,352	$190,985,749	$2,594,397,904	$262,355,196
7,720,004		6,491,003		6,493,866		—	2,703,564	—	103,432,778	—
224,233,577		—		—		—	—	124,323,022	2,227,304,641	180,560,956

$498,633,305		$646,487,085		$734,213,281		$80,626,429	$126,283,916	$315,308,771	$4,925,135,323	$442,916,152

16,309,935		67,267,465		78,584,669		8,013,711	13,652,456	190,985,749	2,594,636,306	262,354,874
472,035		682,254		701,218		—	298,705	—	103,464,891	—
13,542,852		—		—		—	—	124,323,022	2,227,427,245	180,561,225

30,324,822		67,949,719		79,285,887		8,013,711	13,951,161	315,308,771	4,925,528,442	442,916,099

$562,676,626		$1,087,477,167		$1,067,111,137		$78,230,507	$141,927,925	$315,278,220	$4,891,183,394	$425,393,794

Six Months Ended February 28, 2007 (Unaudited)

Statements of Operations

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund
Investment Income:
Dividend income	$4,433,625	$1,404,751	$4,390,649	$457,612	$199,088
Interest income	157,500	127,964	564,119	168,658	245,476
Security lending income	15,462	15,445	101,730	89,137	206,091

Total income	4,606,587	1,548,160	5,056,498	715,407	650,655
Expenses:
Investment adviser fee (Note 5)	1,317,561	889,812	2,345,291	701,500	1,082,764
Shareholder services fees (Note 5)—
Investor Class of Shares	423,321	284,182	764,473	228,114	261,344
Advisor Class of Shares	15,867	12,422	17,290	5,719	9,347
Administrative fees (Note 5)	173,090	118,642	293,555	93,533	108,276
Portfolio accounting fees (Note 5)	59,163	44,335	89,458	37,556	41,639
Transfer and dividend disbursing agent fees (Note 5)	71,549	75,376	128,943	32,602	70,080
Custodian fees (Note 5)	29,965	23,728	43,668	18,707	21,655
Registration fees	7,517	11,442	67,371	19,395	35,237
Auditing fees	15,258	15,258	15,258	15,258	15,258
Legal fees	2,941	2,941	2,941	2,941	2,941
Printing and postage	11,076	13,668	32,055	9,653	9,585
Directors’ fees	9,155	9,155	9,155	9,155	9,155
Insurance premiums	2,780	1,952	4,397	1,477	1,384
Distribution services fees (Note 5)—
Advisor Class of Shares	—	—	—	—	—
Miscellaneous	6,413	5,788	5,667	4,713	3,830

Total expenses	2,145,656	1,508,701	3,819,522	1,180,323	1,672,495

Deduct (Note 5):
Expense waivers	(11,369)	(5,932)	(18,596)	(4,676)	(5,414)

Net expenses	2,134,287	1,502,769	3,800,926	1,175,647	1,667,081

Net investment income (loss)	2,472,300	45,391	1,255,572	(460,240)	(1,016,426)
Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions	2,039,991	4,952,882	50,329,736	7,939,617	16,044,906
Net realized gain (loss) on written options	136,985	—	—	—	—
Net realized gain (loss) on futures contracts	—	120,338	(68,228)	517,040	525,388
Net realized gain (loss) on foreign currency contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	21,787,238	12,768,183	28,040,223	8,365,487	14,857,976

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	23,964,214	17,841,403	78,301,731	16,822,144	31,428,270

Change in net assets resulting from operations	$26,436,514	$17,886,794	$79,557,303	$16,361,904	$30,411,844

(1)	Net of foreign taxes withheld of $200,064.
(2)	Net of foreign taxes withheld of $21,246.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund		Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund	Prime Money Market Fund	Tax-Free Money Market Fund

$3,701,192	(1)	$—	$—	$26,106	$371,499	$—	$—	$—
174,985		16,301,282	18,629,850	1,645,443	2,648,942	6,175,473	122,172,835	7,063,747
91,372		91,607	242,929	—	5,033	—	—	—

3,967,549		16,392,889	18,872,779	1,671,549	3,025,474	6,175,473	122,172,835	7,063,747

2,313,801		2,315,762	2,145,219	239,837	380,129	231,123	3,386,904	383,998
311,424		763,792	885,706	99,932	155,074	187,476	3,100,990	286,348
9,868		8,129	8,136	—	3,313	—	119,155	—
225,830		290,405	329,420	39,973	63,355	39,595	773,603	65,621
35,876		88,770	97,080	11,992	28,527	31,919	242,290	44,100
33,195		222,679	79,227	10,571	30,012	16,581	218,554	44,893
91,829		43,274	48,151	7,995	12,671	22,761	238,191	31,597
5,409		23,451	16,502	6,089	14,579	7,738	20,069	23,528
15,258		15,258	15,258	15,258	15,258	15,258	15,258	15,258
2,941		2,941	2,941	2,941	2,941	2,941	2,941	2,941
9,047		61,654	15,496	1,026	2,663	1,805	21,633	1,367
9,155		9,155	9,155	9,155	9,155	9,155	9,155	9,155
3,659		3,272	5,333	719	1,136	1,292	31,432	1,696

—		—	—	—	—	—	142,987	—
14,657		8,735	10,780	5,095	8,887	5,823	32,625	4,115

3,081,949		3,857,277	3,668,404	450,583	727,700	573,467	8,355,787	914,617

(51,603)		(1,030,052)	(1,047,967)	(201,863)	(361,242)	(154,869)	(434,224)	(244,271)

3,030,346		2,827,255	2,620,437	248,720	366,458	418,598	7,921,563	670,346

937,203		13,565,664	16,252,342	1,422,829	2,659,016	5,756,875	114,251,272	6,393,401

22,788,856	(2)	4,483,176	2,587	(27,988)	19,526	—	—	32,327
—		—	—	—	—	—	—	—
—		—	—	—	94,118	—	—	—
(503,663)		—	—	—	—	—	—	—
28,092,337		1,452,452	2,472,238	236,397	836,363	—	—	—

50,377,530		5,935,628	2,474,825	208,409	950,007	—	—	32,327

$51,314,733		$19,501,292	$18,727,167	$1,631,238	$3,609,023	$5,756,875	$114,251,272	$6,425,728

Statements of Changes in Net Assets

	Large-Cap Value Fund		Large-Cap Growth Fund
	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$2,472,300	$4,912,461	$45,391	$(7,115)
Net realized gain (loss) on investments and options transactions	2,176,976	49,513,239	4,952,882	30,206,808
Net realized gain (loss) on futures contracts	—	—	120,338	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	21,787,238	(16,422,774)	12,768,183	(23,239,021)

Change in net assets resulting from operations	26,436,514	38,002,926	17,886,794	6,960,672

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(2,241,091)	(4,631,658)	(71,728)	(274,806)
Advisor Class of Shares	(84,055)	(172,165)	(3,161)	(10,486)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(27,773,899)	(41,137,284)	(7,489,417)	(31,496,880)
Advisor Class of Shares	(1,033,767)	(1,526,596)	(331,327)	(1,201,505)
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(31,132,812)	(47,467,703)	(7,895,633)	(32,983,677)

Capital Stock Transactions—
Proceeds from sale of shares	25,789,148	27,373,258	16,070,324	18,647,995
Net asset value of shares issued to shareholders in payment of distributions declared	28,412,279	44,613,652	7,504,190	32,278,092
Cost of shares redeemed	(30,453,633)	(71,344,184)	(18,062,971)	(43,568,145)
Redemption fees	117	382	222	349

Change in net assets resulting from capital stock transactions	23,747,911	643,108	5,511,765	7,358,291

Change in net assets	19,051,613	(8,821,669)	15,502,926	(18,664,714)
Net Assets:
Beginning of period	331,944,576	340,766,245	227,425,072	246,089,786

End of period	$350,996,189	$331,944,576	$242,927,998	$227,425,072

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$1,008,634	$861,480	$(29,498)	$—

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Period Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006

$1,255,572	$3,119,233	$(460,240)	$(1,159,283)	$(1,016,426)	$(1,714,209)	$937,203	$3,338,717
50,329,736	47,292,056	7,939,617	8,508,507	16,044,906	16,456,336	22,788,856	83,119,689
(68,228)	296,359	517,040	288,387	525,388	732,084	—	—
—	—	—	—	—	—	(503,663)	(1,598,745)
28,040,223	(17,150,087)	8,365,487	2,367,621	14,857,976	1,491,010	28,092,337	(2,868,139)

79,557,303	33,557,561	16,361,904	10,005,232	30,411,844	16,965,221	51,314,733	81,991,522

(2,760,010)	(2,131,338)	—	—	—	—	(551,295)	(1,630,652)
(63,118)	(42,247)	—	—	—	—	(17,618)	(45,793)
—	—	—	—	—	—	(887,517)	(1,583,456)

(52,414,422)	(60,368,022)	—	—	(15,633,272)	(12,952,105)	(27,023,552)	—
(1,190,565)	(1,209,642)	—	—	(558,156)	(527,828)	(863,610)	—
—	—	—	—	—	—	(21,952,876)	—

(56,428,115)	(63,751,249)	—	—	(16,191,428)	(13,479,933)	(51,296,468)	(3,259,901)

35,000,646	97,203,466	28,185,231	26,696,965	25,165,730	55,255,852	49,115,064	90,990,850
53,623,537	62,159,923	—	—	15,589,777	13,131,471	49,857,214	2,476,313
(87,588,898)	(170,088,292)	(16,264,066)	(33,697,624)	(19,451,595)	(33,239,988)	(29,909,398)	(107,499,411)
2,766	10,434	48	121	1,406	13,636	142	1,831

1,038,051	(10,714,469)	11,921,213	(7,000,538)	21,305,318	35,160,971	69,063,022	(14,030,417)

24,167,239	(40,908,157)	28,283,117	3,004,694	35,525,734	38,646,259	69,081,287	64,701,204

608,881,663	649,789,820	179,924,859	176,920,165	200,145,939	161,499,680	429,552,018	364,850,814

$633,048,902	$608,881,663	$208,207,976	$179,924,859	$235,671,673	$200,145,939	$498,633,305	$429,552,018

$201,206	$1,768,762	$(660,318)	$(200,078)	$(1,232,504)	$(216,078)	$936,367	$1,455,594

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund
	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$13,565,664	$23,998,064	$16,252,342	$29,280,596
Net realized gain (loss) on investments and options transactions	4,483,176	(2,900,552)	2,587	(6,301,662)
Net realized gain (loss) on futures contracts	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	1,452,452	(6,158,308)	2,472,238	(5,869,544)

Change in net assets resulting from operations	19,501,292	14,939,204	18,727,167	17,109,390

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(13,296,489)	(23,432,419)	(16,069,240)	(28,812,978)
Advisor Class of Shares	(133,905)	(271,143)	(139,953)	(279,757)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—
Advisor Class of Shares	—	—	—	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(13,430,394)	(23,703,562)	(16,209,193)	(29,092,735)

Capital Stock Transactions—
Proceeds from sale of shares	108,221,352	190,804,605	70,723,488	121,879,824
Net asset value of shares issued to shareholders in payment of distributions declared	9,871,081	16,687,380	10,514,796	17,988,291
Cost of shares redeemed	(66,573,776)	(92,302,350)	(46,539,907)	(84,978,626)
Redemption fees	6,885	26,437	548	6,901

Change in net assets resulting from capital stock transactions	51,525,542	115,216,072	34,698,925	54,896,390

Change in net assets	57,596,440	106,451,714	37,216,899	42,913,045
Net Assets:
Beginning of period	588,890,645	482,438,931	696,996,382	654,083,337

End of period	$646,487,085	$588,890,645	$734,213,281	$696,996,382

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$1,244,906	$1,109,636	$709,765	$666,616

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund		Short-Term Income Fund		Government Money Market Fund		Prime Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006

$1,422,829	$2,928,493	$2,659,016	$4,414,927	$5,756,875	$8,059,533	$114,251,272	$171,950,178	$6,393,401	$7,458,974
(27,988)	468,009	19,526	189,780	—	—	—	46,430	32,327	14,760
—	—	94,118	208,441	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
236,397	(1,737,643)	836,363	(4,415)	—	—	—	—	—	—

1,631,238	1,658,859	3,609,023	4,808,733	5,756,875	8,059,533	114,251,272	171,996,608	6,425,728	7,473,734

(1,422,762)	(2,898,514)	(2,759,700)	(5,251,043)	(3,665,026)	(4,407,319)	(61,578,296)	(92,986,740)	(3,688,359)	(5,147,192)
—	—	(55,971)	(108,369)	—	—	(2,225,411)	(3,181,870)	—	—
—	—	—	—	(2,091,849)	(3,652,214)	(50,447,565)	(75,781,568)	(2,705,042)	(2,311,783)

—	(2,148,867)	—	—	—	—	—	—	(21,126)	(9,217)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	(13,830)	(2,914)

(1,422,762)	(5,047,381)	(2,815,671)	(5,359,412)	(5,756,875)	(8,059,533)	(114,251,272)	(171,950,178)	(6,428,357)	(7,471,106)

6,689,638	21,205,377	7,785,906	22,274,961	1,374,729,359	3,174,696,516	8,608,691,516	16,118,755,050	533,220,059	844,036,088
292,631	2,657,087	1,388,501	2,285,193	3,587,495	5,691,199	27,707,414	41,016,286	1,192,882	1,437,614
(6,781,972)	(30,875,857)	(13,135,771)	(33,243,519)	(1,220,963,705)	(3,181,516,323)	(7,908,869,126)	(15,667,324,489)	(400,506,221)	(703,501,188)
228	93	101	146	—	—	—	—	—	—

200,525	(7,013,300)	(3,961,263)	(8,683,219)	157,353,149	(1,128,608)	727,529,804	492,446,847	133,906,720	141,972,514

409,001	(10,401,822)	(3,167,911)	(9,233,898)	157,353,149	(1,128,608)	727,529,804	492,493,277	133,904,091	141,975,142

80,217,428	90,619,250	129,451,827	138,685,725	157,955,622	159,084,230	4,197,605,519	3,705,112,242	309,012,061	167,036,919

$80,626,429	$80,217,428	$126,283,916	$129,451,827	$315,308,771	$157,955,622	$4,925,135,323	$4,197,605,519	$442,916,152	$309,012,061

$(459)	$(526)	$(125,033)	$31,622	$—	$—	$9,176	$9,176	$53	$53

Financial Highlights—Investor Class Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(12)	Ratios to Average Net Assets(13)			Net assets, end of period (000 omitted)	Portfolio turnover rate(12)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2002(3)	$14.70	$0.14	$(1.99)	$(1.85)	$(0.18)	$(0.55)	$(0.73)	$12.12	(13.16)%	1.20%	—%	1.28%	$338,512	50%
2003(3)	12.12	0.24	0.42	0.66	(0.20)	—	(0.20)	12.58	5.56	1.23	—	2.04	343,475	62
2004(3)	12.58	0.30	1.62	1.92	(0.30)	—	(0.30)	14.20	15.39	1.22	—	2.27	358,354	103
2005(3)	14.20	0.33	1.00	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	—	2.30	328,848	103
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.01	1.47	319,834	121
2007(11)	13.94	0.10	0.98	1.08	(0.09)	(1.19)	(1.28)	13.74	7.78	1.22	0.01	1.41	338,396	15
Large-Cap Growth Fund
2002(3)	13.75	0.01	(3.16)	(3.15)	(0.01)	—	(0.01)	10.59	(22.94)	1.21	—	0.01	274,960	62
2003(3)	10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	11.32	7.11	1.28	—	0.38	254,286	73
2004(3)	11.32	0.02	0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	—	0.20	257,684	129
2005(3)	12.10	0.09	1.54	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	—	0.63	237,294	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00	218,109	134
2007(11)	12.16	0.00	0.97	0.97	(0.00)	(0.43)	(0.43)	12.70	7.93	1.27	0.01	0.04	233,038	18
Mid-Cap Value Fund
2002(3)	12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	10.65	(4.25)	1.26	—	0.13	196,254	44
2003(3)	10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	12.51	17.63	1.27	—	0.13	267,309	39
2004(3)	12.51	0.05	2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	—	0.44	463,104	33
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	—	0.25	637,293	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47	595,968	63
2007(11)	15.08	0.03	1.96	1.99	(0.07)	(1.38)	(1.45)	15.62	13.45	1.22	0.01	0.40	618,707	30
Mid-Cap Growth Fund
2002(3)	13.73	(0.09)	(4.29)	(4.38)	—	(0.04)	(0.04)	9.31	(32.01)	1.24	—	(0.72)	203,010	167
2003(3)	9.31	(0.08)	2.34	2.26	—	—	—	11.57	24.27	1.28	—	(0.78)	236,981	121
2004(3)	11.57	(0.10)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	—	(0.85)	184,632	240
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.01	(0.72)	172,137	188
2006(3)	13.65	(0.09)	0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)	175,529	134
2007(11)	14.43	(0.03)	1.39	1.36	—	—	—	15.79	9.42	1.26	0.01	(0.49)	203,515	75
Small-Cap Growth Fund
2002(3)	12.59	(0.14)	(3.12)	(3.26)	—	(0.58)	(0.58)	8.75	(27.23)	1.63	—	(1.20)	77,713	292
2003(3)	8.75	(0.07)	3.15	3.08	—	—	—	11.83	35.20	1.72	—	(0.82)	90,126	248
2004(3)	11.83	(0.17)	0.94	0.77	—	—	—	12.60	6.51	1.58	—	(1.28)	129,875	267
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.01	(1.21)	155,327	195
2006(3)	16.02	(0.14)	1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)	193,170	148
2007(11)	16.44	(0.08)	2.52	2.44	—	(1.33)	(1.33)	17.55	15.15	1.54	—	(0.94)	227,909	81
International Stock Fund
2002(3)	10.73	0.03	(1.45)	(1.42)	—	—	—	9.31	(13.23)	1.49	0.02	0.32	195,496	83
2003(3)	9.31	0.06	0.65	0.71	—	—	—	10.02	7.63	1.54	0.02	0.65	204,477	171
2004(3)	10.02	0.00	1.02	1.02	(0.04)	—	(0.04)	11.00	10.20	1.50	0.02	0.00(5)	216,082	137
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.02	0.70	191,274	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75	233,098	146
2007(11)	16.41	0.02	1.84	1.86	(0.04)	(1.88)	(1.92)	16.35	11.61	1.42	0.02	0.29	266,680	41
Government Income Fund
2002(3)	9.53	0.49 (6)	0.20 (6)	0.69	(0.50)	—	(0.50)	9.72	7.50	0.87	0.33	5.16(6)	377,594	76
2003(3)	9.72	0.32	(0.08)	0.24	(0.36)	—	(0.36)	9.60	2.45	0.87	0.33	3.30	382,287	539
2004(3)	9.60	0.43	0.09	0.52	(0.48)	—	(0.48)	9.64	5.50	0.87	0.33	4.49	344,253	113
2005(3)	9.64	0.37	(0.03)	0.34	(0.38)	—	(0.38)	9.60	3.61	0.88	0.33	3.75	475,920	561
2006(3)	9.60	0.42	(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86	0.34	4.50	582,466	760
2007(11)	9.42	0.20	0.09	0.29	(0.20)	—	(0.20)	9.51	3.15	0.91	0.34	4.39	639,996	350

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(12)	Ratios to Average Net Assets(13)					Net assets, end of period (000 omitted)	Portfolio turnover rate(12)
												Net Expenses		Expense waiver(2)		Net investment income (loss)(2)
Intermediate Bond Fund
2002(3)	$9.51	$0.47	(6)	$(0.04	)(6)	$0.43	$(0.50)	$—	$(0.50)	$9.44	4.70%	0.72%		0.29%		5.00%(6)	$631,518	187%
2003(3)	9.44	0.41		0.07		0.48	(0.45)	—	(0.45)	9.47	5.10	0.72		0.29		4.30	629,664	317
2004(3)	9.47	0.38		0.06		0.44	(0.41)	—	(0.41)	9.50	4.68	0.72		0.29		3.98	625,908	278
2005(3)	9.50	0.35		(0.08)		0.27	(0.37)	—	(0.37)	9.40	2.90	0.73		0.30		3.70	646,961	357
2006(3)	9.40	0.40		(0.17)		0.23	(0.40)	—	(0.40)	9.23	2.56	0.73		0.30		4.39	690,447	430
2007(11)	9.23	0.21		0.03		0.24	(0.21)	—	(0.21)	9.26	2.60	0.73		0.30		4.55	727,719	240
Intermediate Tax-Free Fund
2002(3)	10.35	0.40	(6)	0.22	(6)	0.62	(0.40)	—	(0.40)	10.57	6.12	0.62		0.50		3.84(6)	109,693	27
2003(3)	10.57	0.38		(0.07)		0.31	(0.38)	—	(0.38)	10.50	2.95	0.60		0.50		3.57	102,717	17
2004(3)	10.50	0.37		0.13		0.50	(0.37)	(0.02)	(0.39)	10.61	4.88	0.62		0.50		3.51	96,952	8
2005(3)	10.61	0.37		(0.18)		0.19	(0.36)	(0.01)	(0.37)	10.43	1.83	0.61		0.50		3.48	90,619	57
2006(3)	10.43	0.35		(0.14)		0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65		0.51		3.48	80,217	31
2007(11)	10.03	0.18		0.03		0.21	(0.18)	—	(0.18)	10.06	2.08	0.62		0.51		3.56	80,626	13
Short-Term Income Fund
2002(3)	9.54	0.42	(6)	(0.07	)(6)	0.35	(0.47)	—	(0.47)	9.42	3.77	0.56		0.57		4.51(6)	114,320	54
2003(3)	9.42	0.33		(0.03)		0.30	(0.40)	—	(0.40)	9.32	3.22	0.58		0.57		3.47	150,302	43
2004(3)	9.32	0.27		(0.02)		0.25	(0.36)	—	(0.36)	9.21	2.75	0.54		0.57		2.94	148,735	40
2005(3)	9.21	0.26		(0.10)		0.16	(0.34)	—	(0.34)	9.03	1.74	0.54		0.57		2.95	135,894	52
2006(3)	9.03	0.31		0.04		0.35	(0.38)	—	(0.38)	9.00	3.92	0.58		0.58		3.45	126,788	19
2007(11)	9.00	0.19		0.06		0.25	(0.20)	—	(0.20)	9.05	2.79	0.57		0.58		4.20	123,580	19
Government Money Market Fund
2004(7)	1.00	0.00		—		0.00	0.00	—	0.00	1.00	0.23(8)	0.45	(9)	0.17	(9)	0.96(9)	118,401	—
2005	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	2.11	0.45		0.18		2.09	121,712	—
2006	1.00	0.04		—		0.04	(0.04)	—	(0.04)	1.00	4.16	0.45		0.17		4.09	92,339	—
2007(11)	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	2.45	0.45		0.13		4.89	190,986	—
Prime Money Market Fund
2002	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	1.99	0.45		0.04		1.95	1,857,948	—
2003	1.00	0.01		—		0.01	(0.01)	—	(0.01)	1.00	1.05	0.45		0.03		1.04	1,889,427	—
2004	1.00	0.01		—		0.01	(0.01)	—	(0.01)	1.00	0.76	0.45		0.04		0.76	2,123,605	—
2005	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	2.22	0.45		0.04		2.20	2,078,992	—
2006	1.00	0.04		—		0.04	(0.04)	—	(0.04)	1.00	4.25	0.45		0.04		4.19	2,453,274	—
2007(11)	1.00	0.03		—		0.03	(0.03)	—	(0.03)	1.00	2.48	0.45		0.02		4.95	2,594,398	—
Tax-Free Money Market Fund
2005(10)	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	1.60(8)	0.45	(9)	0.14	(9)	1.76(9)	142,826	—
2006	1.00	0.03		—		0.03	(0.03)	—	(0.03)	1.00	2.84	0.45		0.13		2.85	192,603	—
2007(11)	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	1.61	0.45		0.13		3.22	262,355	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class shares (For a share outstanding throughout each period) (continued)

(3)	Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006	2007(11)
International Stock Fund	$0.01	$0.01	$0.00	$0.00	$0.00	$0.00
Intermediate Tax-Free Fund	0.01	0.01	0.00	0.00	0.00	0.00

Funds not shown had redemption fees of less than $0.01.

(4)	Per share information is based on average shares outstanding.
(5)	Represents less than 0.005%.
(6)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	0.00	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

(7)	Reflects operations for the period from May 17, 2004 (start of performance) to August 31, 2004.
(8)	Not annualized for periods less than a year.
(9)	Computed on an annualized basis.
(10)	Reflects operations for the period from September 22, 2004 (start of performance) to August 31, 2005.
(11)	For the six months ended February 28, 2007 (unaudited).
(12)	Not annualized for semi-annual period.
(13)	Annualized for semi-annual period.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(7)	Ratios to Average Net Assets(8)			Net assets, end of period (000 omitted)	Portfolio turnover rate(7)
										Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2002(3)	$14.70	$0.14	$(1.99)	$(1.85)	$(0.18)	$(0.55)	$(0.73)	$12.12	(13.16)%	1.20%	0.25%	1.30%	$4,360	50%
2003(3)	12.12	0.24	0.42	0.66	(0.20)	—	(0.20)	12.58	5.56	1.23	0.25	2.03	5,757	62
2004(3)	12.58	0.30	1.62	1.92	(0.30)	—	(0.30)	14.20	15.39	1.22	0.25	2.30	10,255	103
2005(3)	14.20	0.32	1.01	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	0.25	2.30	11,918	103
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.05	1.47	12,110	121
2007(6)	13.94	0.10	0.98	1.08	(0.09)	(1.19)	(1.28)	13.74	7.78	1.22	0.01	1.41	12,600	15
Large-Cap Growth Fund
2002(3)	13.75	0.01	(3.16)	(3.15)	(0.01)	—	(0.01)	10.59	(22.94)	1.21	0.25	0.01	4,964	62
2003(3)	10.59	0.04	0.71	0.75	(0.02)	—	(0.02)	11.32	7.11	1.28	0.25	0.37	6,349	73
2004(3)	11.32	0.02	0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	0.25	0.20	8,126	129
2005(3)	12.10	0.08	1.55	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	0.25	0.63	8,796	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.05	0.00	9,316	134
2007(6)	12.16	0.00	0.97	0.97	(0.00)	(0.43)	(0.43)	12.70	7.93	1.27	0.00	0.04	9,890	18
Mid-Cap Value Fund
2002(3)	12.72	0.02	(0.40)	(0.38)	(0.01)	(1.68)	(1.69)	10.65	(4.25)	1.26	0.25	0.13	3,956	44
2003(3)	10.65	0.01	1.86	1.87	(0.01)	—	(0.01)	12.51	17.63	1.27	0.25	0.13	5,428	39
2004(3)	12.51	0.05	2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	0.25	0.42	8,456	33
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	0.25	0.25	12,497	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.05	0.47	12,914	63
2007(6)	15.08	0.03	1.96	1.99	(0.07)	(1.38)	(1.45)	15.62	13.45	1.22	0.01	0.40	14,342	30
Mid-Cap Growth Fund
2002(3)	13.73	(0.09)	(4.29)	(4.38)	—	(0.04)	(0.04)	9.31	(32.01)	1.24	0.25	(0.73)	2,596	167
2003(3)	9.31	(0.08)	2.34	2.26	—	—	—	11.57	24.27	1.28	0.25	(0.79)	3,663	121
2004(3)	11.57	(0.10)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	0.25	(0.84)	4,209	240
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.26	(0.72)	4,784	188
2006(3)	13.65	(0.10)	0.88	0.78	—	—	—	14.43	5.71	1.30	0.05	(0.64)	4,396	134
2007(6)	14.43	(0.04)	1.40	1.36	—	—	—	15.79	9.42	1.26	0.00	(0.49)	4,693	75
Small-Cap Growth Fund
2002(3)	12.59	(0.14)	(3.12)	(3.26)	—	(0.58)	(0.58)	8.75	(27.23)	1.63	0.25	(1.21)	2,440	292
2003(3)	8.75	(0.07)	3.15	3.08	—	—	—	11.83	35.20	1.72	0.25	(0.76)	3,763	248
2004(3)	11.83	(0.17)	0.94	0.77	—	—	—	12.60	6.51	1.58	0.25	(1.29)	4,857	267
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.26	(1.21)	6,173	195
2006(3)	16.02	(0.15)	1.94	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	0.04	(0.93)	6,976	148
2007(6)	16.44	(0.08)	2.52	2.44	—	(1.33)	(1.33)	17.55	15.15	1.54	0.00	(0.94)	7,763	81
International Stock Fund
2002(3)	10.73	0.03	(1.46)	(1.43)	—	—	—	9.30	(13.33)	1.49	0.27	0.30	4,183	83
2003(3)	9.30	0.05	0.66	0.71	—	—	—	10.01	7.63	1.54	0.27	0.59	3,735	171
2004(3)	10.01	0.00	1.03	1.03	(0.04)	—	(0.04)	11.00	10.28	1.50	0.27	0.03	4,455	137
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.27	0.70	5,449	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.05	0.75	7,739	146
2007(6)	16.41	0.03	1.83	1.86	(0.04)	(1.88)	(1.92)	16.35	11.61	1.42	0.02	0.29	7,720	41
Government Income Fund
2002(3)	9.53	0.47 (5)	0.20 (5)	0.67	(0.48)	—	(0.48)	9.72	7.25	1.10	0.35	4.90(5)	3,839	76
2003(3)	9.72	0.30	(0.09)	0.21	(0.33)	—	(0.33)	9.60	2.22	1.10	0.35	3.06	4,615	539
2004(3)	9.60	0.41	0.08	0.49	(0.45)	—	(0.45)	9.64	5.26	1.10	0.35	4.30	5,579	113
2005(3)	9.64	0.34	(0.02)	0.32	(0.36)	—	(0.36)	9.60	3.37	1.11	0.35	3.52	6,519	561
2006(3)	9.60	0.40	(0.18)	0.22	(0.40)	—	(0.40)	9.42	2.34	1.09	0.15	4.27	6,425	760
2007(6)	9.42	0.19	0.09	0.28	(0.19)	—	(0.19)	9.51	3.03	1.14	0.11	4.16	6,491	350

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(4)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency(4)		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(7)	Ratios to Average Net Assets(8)			Net assets, end of period (000 omitted)	Portfolio turnover rate(7)
												Net Expenses	Expense waiver(2)	Net investment income (loss)(2)
Intermediate Bond Fund
2002(3)	$9.51	$0.45	(5)	$(0.04	)(5)	$0.41	$(0.48)	$—	$(0.48)	$9.44	4.46%	0.95%	0.31%	4.77%(5)	$4,255	187%
2003(3)	9.44	0.39		0.06		0.45	(0.42)	—	(0.42)	9.47	4.86	0.95	0.31	4.05	5,403	317
2004(3)	9.47	0.39		0.02		0.41	(0.38)	—	(0.38)	9.50	4.44	0.95	0.31	4.06	6,865	279
2005(3)	9.50	0.33		(0.08)		0.25	(0.35)	—	(0.35)	9.40	2.66	0.96	0.32	3.47	7,123	357
2006(3)	9.40	0.38		(0.17)		0.21	(0.38)	—	(0.38)	9.23	2.33	0.96	0.11	4.16	6,549	430
2007(6)	9.23	0.20		0.03		0.23	(0.20)	—	(0.20)	9.26	2.48	0.96	0.07	4.32	6,494	240
Short-Term Income Fund
2002(3)	9.54	0.39	(5)	(0.06	)(5)	0.33	(0.45)	—	(0.45)	9.42	3.53	0.79	0.59	4.21(5)	824	54
2003(3)	9.42	0.30		(0.02)		0.28	(0.38)	—	(0.38)	9.32	2.99	0.81	0.59	3.19	2,207	43
2004(3)	9.32	0.25		(0.02)		0.23	(0.34)	—	(0.34)	9.21	2.51	0.77	0.59	2.70	2,914	40
2005(3)	9.21	0.25		(0.11)		0.14	(0.32)	—	(0.32)	9.03	1.51	0.77	0.59	2.72	2,792	52
2006(3)	9.03	0.29		0.04		0.33	(0.36)	—	(0.36)	9.00	3.69	0.81	0.39	3.22	2,664	19
2007(6)	9.00	0.18		0.06		0.24	(0.19)	—	(0.19)	9.05	2.68	0.80	0.35	3.97	2,704	19
Prime Money Market Fund
2002	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	1.69	0.75	0.04	1.69	113,662	—
2003	1.00	0.01		—		0.01	(0.01)	—	(0.01)	1.00	0.75	0.75	0.03	0.74	93,059	—
2004	1.00	0.01		—		0.01	(0.01)	—	(0.01)	1.00	0.46	0.75	0.04	0.45	84,397	—
2005	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	1.91	0.75	0.04	1.90	75,993	—
2006	1.00	0.04		—		0.04	(0.04)	—	(0.04)	1.00	3.94	0.75	0.03	3.89	90,776	—
2007(6)	1.00	0.02		—		0.02	(0.02)	—	(0.02)	1.00	2.33	0.75	0.02	4.65	103,433	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006	2007(6)
International Stock Fund	$0.01	$0.01	$0.01	$0.00	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01.

(4)	Per share information is based on average shares outstanding.
(5)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

(6)	For the six months ended February 28, 2007 (unaudited).
(7)	Not annualized for semi-annual period.
(8)	Annualized for semi-annual period.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)(3)	Net realized and unrealized gain (loss) on investments and foreign currency(3)	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(10)	Ratios to Average Net Assets(11)					Net assets, end of period (000 omitted)	Portfolio turnover rate(10)
										Net Expenses		Expense waiver(2)		Net investment income (loss)(2)
International Stock Fund
2002(4)	$10.77	$0.06	$(1.46)	$(1.40)	$—	$—	$—	$9.37	(13.00)%	1.24%		0.02%		0.59%	$102,233	83%
2003(4)	9.37	0.08	0.66	0.74	—	—	—	10.11	7.90	1.29		0.02		0.90	116,761	171
2004(4)	10.11	0.04	1.02	1.06	(0.06)	—	(0.06)	11.11	10.52	1.25		0.02		0.36	242,089	137
2005(4)	11.11	0.16	2.32	2.48	(0.07)	—	(0.07)	13.52	22.38	1.23		0.02		0.95	168,128	150
2006(4)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24		0.02		1.00	188,715	146
2007(9)	16.61	0.04	1.86	1.90	(0.07)	(1.88)	(1.95)	16.56	11.76	1.17		0.02		0.54	224,234	41
Government Money Market Fund
2004(6)	1.00	—	—	—	—	—	—	1.00	0.28(7)	0.20	(5)	0.17	(5)	1.18(5)	64,212	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.37	0.20		0.18		2.34	37,372	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20		0.17		4.34	65,616	—
2007(9)	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.57	0.20		0.13		5.14	124,323	—
Prime Money Market Fund
2002	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.25	0.20		0.04		2.24	910,196	—
2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30	0.20		0.03		1.26	1,302,242	—
2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01	0.20		0.04		1.01	1,532,640	—
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.47	0.20		0.04		2.45	1,550,128	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20		0.03		4.44	1,653,556	—
2007(9)	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.61	0.20		0.02		5.20	2,227,305	—
Tax-Free Money Market Fund
2005(8)	1.00	—	—	—	—	—	—	1.00	0.39(7)	0.20	(5)	0.06	(5)	0.78(5)	24,211	—
2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.09	0.20		0.13		3.10	116,409	—
2007(9)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.74	0.20		0.13		3.47	180,561	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Per share information is based on average shares outstanding.
(4)	Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004	2005	2006	2007(9)
International Stock Fund	$0.01	$0.01	$0.00	$0.00	$0.00	$0.00

Funds not shown had redemption fees of less than $0.01.

(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 28, 2004 (start of performance) to August 31, 2004.
(7)	Not annualized for periods less than a year.
(8)	Reflects operations for the period from June 29, 2005 (start of performance) to August 31, 2005.
(9)	For the six months ended February 28, 2007 (unaudited).
(10)	Not annualized for semi-annual period.
(11)	Annualized for semi-annual period.

(See Notes which are an integral part of the Financial Statements)

February 28, 2007 (Unaudited)

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of thirteen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), with multiple classes of shares as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund (“Large-Cap Value Fund”)	X	X		To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund (“Large-Cap Growth Fund”)	X	X		To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X		To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X		To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X		To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Government Income Fund (“Government Income Fund”)	X	X		To provide current income.
Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	X	X		To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)		X		To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X		To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)		X	X	To provide current income consistent with stability of principal.
Marshall Prime Money Market Fund (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)		X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Securities listed on a foreign exchange are valued at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at “fair value” as discussed below. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it

Marshall Funds

deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Marshall International Stock Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of February 28, 2007, 99.1% of the total long-term investments of the International Stock Fund were fair valued; none of the securities held in the other Funds were fair valued.

Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund) which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are recorded.

Withholding taxes on foreign dividends have been provided in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notes to Financial Statements (continued)

At February 28, 2007 the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation/ (Depreciation)
Small-Cap Growth Fund	March 2007	56	Russell 2000	Long	$(19,996)
Short-Term Income Fund	June 2007	300	U.S. 5 Year Note	Long	148,921

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the period ended February 28, 2007, the Large-Cap Value Fund had $136,985 in realized gains on written options.

The following is a summary of the Large-Cap Value Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/06	745	$61,113
Options written	1,581	184,122
Options expired	(1,286)	(117,919)
Options exercised	(247)	(31,113)
Options closed	(423)	(43,775)

Outstanding @ 2/28/07	370	$52,428

At February 28, 2007, the Large-Cap Value Fund had the following outstanding written options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation
AutoDesk, Inc.	Call	April 2007	$50	170	$—	$20,739
J.C. Penney Co., Inc.	Call	August 2007	95	100	14,500	4,399
Lehman Brothers Holdings, Inc.	Call	April 2007	90	100	1,000	11,790

Total				370		$36,928

Marshall Funds

Foreign Exchange Contracts—The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions—The Funds, except for the money market funds, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term arrangements which will not exceed twelve months. The Funds use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Securities Lending—Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Notes to Financial Statements (continued)

Cash collateral was jointly pooled and invested in the following securities as of February 28, 2007 (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC, 5.330%, 3/8/2007	$756,022	$895,413	$2,427,997	$1,578,484	$2,123,555	$3,636,818	$2,984,670	$5,229,467	$372,154	$20,004,580
Allstate Life Global Fd II, 5.410%, 3/16/2007	755,771	895,118	2,427,199	1,577,965	2,122,857	3,635,622	2,983,689	5,227,747	372,032	19,998,000
American Express Credit, 5.420%, 3/5/2007	756,808	896,346	2,430,527	1,580,128	2,125,767	3,640,607	2,987,780	5,234,915	372,542	20,025,420
Aust. & N.Z. Banking Group, 5.320%, 3/23/2007	756,296	895,739	2,428,881	1,579,058	2,124,328	3,638,142	2,985,757	5,231,371	372,290	20,011,862
Banco Santander Totta SA, 5.320%, 3/16/2007	566,855	671,370	1,820,485	1,183,529	1,592,217	2,726,845	2,237,872	3,920,995	279,037	14,999,205
Bank of America Corp., 5.315%, 4/26/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
Barclays Capital Repo, 5.300%, 3/1/2007	4,610,668	5,460,769	14,807,393	9,626,547	12,950,721	22,179,512	18,202,322	31,892,447	2,269,621	122,000,000
Bayerische Landesbank NY, 5.370%, 3/24/2007	755,697	895,029	2,426,956	1,577,807	2,122,644	3,635,258	2,983,390	5,227,224	371,995	19,996,000
Bear Stearns Co., 5.400%, 3/5/2007	567,337	671,943	1,822,038	1,184,539	1,593,576	2,729,171	2,239,781	3,924,340	279,275	15,012,000
Bear Stearns Co., 5.380%, 3/28/2007	226,800	268,616	728,378	473,531	637,048	1,091,014	895,375	1,568,795	111,643	6,001,200
BMW US Capital LLC, 5.320%, 3/15/2007	831,598	984,926	2,670,720	1,736,282	2,335,843	4,000,384	3,283,042	5,752,247	409,358	22,004,400
Canadian Imperial Bank, 5.400%, 3/15/2007	566,885	671,406	1,820,581	1,183,592	1,592,302	2,726,989	2,237,990	3,921,203	279,052	15,000,000
Comerica Bank, 5.320%, 3/14/2007	755,873	895,238	2,427,524	1,578,176	2,123,141	3,636,109	2,984,089	5,228,448	372,082	20,000,680
DNB NOR Bank ASA, 5.310%, 3/25/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
GE Capital Corp., 5.445%, 3/17/2007	567,492	672,126	1,822,533	1,184,861	1,594,009	2,729,913	2,240,389	3,925,406	279,351	15,016,080
GE Capital Master Note, 5.360%, 3/1/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
Goldman Sachs Group, 5.445%, 3/16/2007	756,603	896,103	2,429,869	1,579,701	2,125,192	3,639,622	2,986,971	5,233,498	372,441	20,020,000
Greenwich Capital Holdings, 5.463%, 3/1/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
HBOS Treasury Services PLC, 5.390%, 3/1/2007	755,855	895,217	2,427,466	1,578,138	2,123,090	3,636,022	2,984,017	5,228,322	372,073	20,000,200
HSBC Finance Corp., 5.350%, 3/24/2007	567,119	671,685	1,821,337	1,184,083	1,592,963	2,728,121	2,238,919	3,922,830	279,168	15,006,225
HSH Nordbank NY, 5.350%, 3/23/2007	756,376	895,835	2,429,141	1,579,227	2,124,555	3,638,531	2,986,076	5,231,930	372,329	20,014,000
IBM Corp., 5.330%, 3/8/2007	756,187	895,611	2,428,534	1,578,833	2,124,024	3,637,622	2,985,330	5,230,623	372,236	20,009,000
ING USA Annuity and Life, 5.360%, 3/26/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
Irish Life & Permanent, 5.340%, 3/22/2007	755,946	895,324	2,427,757	1,578,328	2,123,345	3,636,458	2,984,375	5,228,950	372,117	20,002,600
J P Morgan Chase Repo, 5.313%, 3/1/2007	2,796,634	3,312,270	8,981,534	5,839,053	7,855,356	13,453,147	11,040,752	19,344,599	1,376,655	74,000,000
Liquid Funding LTD, 5.300%, 3/28/2007	755,809	895,163	2,427,320	1,578,044	2,122,963	3,635,804	2,983,838	5,228,009	372,050	19,999,000
Merrill Lynch & Co., 5.570%, 3/11/2007	756,830	896,372	2,430,597	1,580,174	2,125,829	3,640,712	2,987,866	5,235,067	372,553	20,026,000
Metlife Insurance FA, 5.380%, 3/1/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
Morgan Stanley CP, 5.383%, 3/16/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
National Rural Utilities Coop., 5.310%, 3/1/2007	377,923	447,604	1,213,721	789,061	1,061,535	1,817,993	1,491,994	2,614,135	186,034	10,000,000
Northern Rock PLC, 5.380%, 3/3/2007	756,452	895,924	2,429,383	1,579,385	2,124,768	3,638,894	2,986,374	5,232,453	372,367	20,016,000
Provident Money Market Fund, 5.233%, 3/1/2007	70,933	84,011	227,805	148,100	199,241	341,222	280,034	490,651	34,917	1,876,914
Prudential Funding, 5.345%, 3/15/2007	755,847	895,208	2,427,442	1,578,122	2,123,069	3,635,986	2,983,987	5,228,270	372,069	20,000,000
SLM Corp., 5.330%, 3/20/2007	756,008	895,400	2,427,961	1,578,460	2,123,523	3,636,764	2,984,626	5,229,389	372,149	20,004,280
Wachovia Securities LLP, 5.420%, 3/1/2007	566,885	671,406	1,820,581	1,183,592	1,592,302	2,726,989	2,237,990	3,921,203	279,052	15,000,000
Wells Fargo & Co., 5.380%, 3/2/2007	378,227	447,962	1,214,692	789,692	1,062,384	1,819,447	1,493,187	2,616,226	186,183	10,008,000
Westlb AG NY FRN, 5.380%, 3/10/2007	567,112	671,675	1,821,309	1,184,065	1,592,939	2,728,080	2,238,886	3,922,771	279,163	15,006,000
Westpac Bank NY, 5.393%, 3/11/2007	378,180	447,908	1,214,545	789,597	1,062,255	1,819,227	1,493,007	2,615,910	186,161	10,006,790

Payable on Collateral Due to Brokers	$31,029,957	$36,751,173	$99,654,300	$64,787,008	$87,158,824	$149,268,927	$122,502,284	$214,637,331	$15,274,632	$821,064,436

Market Value of Securities Loaned	$30,104,201	$35,654,725	$96,681,173	$62,854,131	$84,558,497	$144,815,581	$118,847,508	$208,233,762	$14,818,921	$796,568,499

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

Marshall Funds

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2007 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Prime Money Market Fund	Genworth Life Insurance Co.	4/20/2004	$75,000,000	$75,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	5/3/2004	65,000,000	65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	1/30/2004	50,000,000	50,000,000

Redemption Fees—The Funds (other than the Government Money Market Fund, Prime Money Market Fund, and Tax-Free Money Market Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,766,227	$24,952,417	1,906,790	$26,019,893
Shares issued to shareholders in payment of distributions declared	1,979,736	27,343,042	3,302,613	42,963,132
Shares redeemed	(2,061,739)	(29,204,530)	(5,012,609)	(68,871,921)

Net change resulting from Investor Class share transactions	1,684,224	$23,090,929	196,794	$111,104
LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	58,654	$836,731	97,738	$1,353,365
Shares issued to shareholders in payment of distributions declared	77,377	1,069,237	126,598	1,650,520
Shares redeemed	(87,540)	(1,249,103)	(180,012)	(2,472,263)

Net change resulting from Advisor Class share transactions	48,491	$656,865	44,324	$531,622

Net change resulting from Fund Share transactions	1,732,715	$23,747,794	241,118	$642,726

Notes to Financial Statements (continued)

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	1,181,020	$15,222,263	1,371,617	$16,957,471
Shares issued to shareholders in payment of distributions declared	554,491	7,179,880	2,539,454	31,081,965
Shares redeemed	(1,325,744)	(17,046,103)	(3,375,953)	(42,171,262)

Net change resulting from Investor Class share transactions	409,767	$5,356,040	535,118	$5,868,174
LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	66,054	$848,061	136,362	$1,690,524
Shares issued to shareholders in payment of distributions declared	25,046	324,310	97,727	1,196,127
Shares redeemed	(78,612)	(1,016,868)	(112,998)	(1,396,883)

Net change resulting from Advisor Class share transactions	12,488	$155,503	121,091	$1,489,768

Net change resulting from Fund Share transactions	422,255	$5,511,543	656,209	$7,357,942

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	2,165,062	$33,555,025	6,251,944	$94,736,031
Shares issued to shareholders in payment of distributions declared	3,441,995	52,448,707	4,145,962	60,977,713
Shares redeemed	(5,515,519)	(85,890,523)	(11,061,377)	(167,452,145)

Net change resulting from Investor Class share transactions	91,538	$113,209	(663,471)	$(11,738,401)
MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	93,379	$1,445,621	162,127	$2,467,435
Shares issued to shareholders in payment of distributions declared	77,101	1,174,830	80,382	1,182,210
Shares redeemed	(108,600)	(1,698,375)	(174,155)	(2,636,147)

Net change resulting from Advisor Class share transactions	61,880	$922,076	68,354	$1,013,498

Net change resulting from Fund Share transactions	153,418	$1,035,285	(595,117)	$(10,724,903)

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	1,770,462	$27,932,265	1,808,256	$26,308,273
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,042,070)	(15,896,803)	(2,257,250)	(32,642,238)

Net change resulting from Investor Class share transactions	728,392	$12,035,462	(448,994)	$(6,333,965)

Marshall Funds

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	16,542	$252,966	26,373	$388,692
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(23,877)	(367,263)	(72,219)	(1,055,386)

Net change resulting from Advisor Class share transactions	(7,335)	$(114,297)	(45,846)	$(666,694)

Net change resulting from Fund Share transactions	721,057	$11,921,165	(494,840)	$(7,000,659)

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	1,403,660	$24,159,152	3,181,009	$54,030,959
Shares issued to shareholders in payment of distributions declared	887,422	15,050,676	786,510	12,615,614
Shares redeemed	(1,050,139)	(18,196,254)	(1,915,382)	(32,150,421)

Net change resulting from Investor Class share transactions	1,240,943	$21,013,574	2,052,137	$34,496,152
SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	58,676	$1,006,578	71,340	$1,224,893
Shares issued to shareholders in payment of distributions declared	31,787	539,101	32,161	515,857
Shares redeemed	(72,485)	(1,255,341)	(64,483)	(1,089,567)

Net change resulting from Advisor Class share transactions	17,978	$290,338	39,018	$651,183

Net change resulting from Fund Share transactions	1,258,921	$21,303,912	2,091,155	$35,147,335

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	1,409,279	$23,338,174	2,605,872	$39,880,809
Shares issued to shareholders in payment of distributions declared	1,648,897	26,283,427	59,750	865,186
Shares redeemed	(948,845)	(15,932,493)	(2,790,464)	(42,090,619)

Net change resulting from Investor Class share transactions	2,109,331	$33,689,108	(124,842)	$(1,344,624)
INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	29,939	$501,328	119,771	$1,895,676
Shares issued to shareholders in payment of distributions declared	49,373	787,005	3,028	43,841
Shares redeemed	(78,781)	(1,307,960)	(59,387)	(913,080)

Net change resulting from Advisor Class share transactions	531	$(19,627)	63,412	$1,026,437

Notes to Financial Statements (continued)

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	1,518,664	$25,275,562	3,202,751	$49,214,365
Shares issued to shareholders in payment of distributions declared	1,411,820	22,786,780	107,128	1,567,286
Shares redeemed	(745,802)	(12,668,945)	(4,392,535)	(64,495,712)

Net change resulting from Institutional Class share transactions	2,184,682	$35,393,397	(1,082,656)	$(13,714,061)

Net change resulting from Fund Share transactions	4,294,544	$69,062,878	(1,144,086)	$(14,032,248)

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	11,352,597	$107,489,657	20,143,722	$189,309,426
Shares issued to shareholders in payment of distributions declared	1,028,517	9,756,760	1,752,203	16,445,432
Shares redeemed	(6,933,915)	(65,731,138)	(9,650,145)	(90,593,898)

Net change resulting from Investor Class share transactions	5,447,199	$51,515,279	12,245,780	$115,160,960
GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	77,222	$731,695	159,127	$1,495,179
Shares issued to shareholders in payment of distributions declared	12,051	114,321	25,760	241,948
Shares redeemed	(88,890)	(842,638)	(182,065)	(1,708,452)

Net change resulting from Advisor Class share transactions	383	$3,378	2,822	$28,675

Net change resulting from Fund Share transactions	5,447,583	$51,518,657	12,248,602	$115,189,635

INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	7,597,699	$70,159,434	13,163,549	$121,248,410
Shares issued to shareholders in payment of distributions declared	1,123,294	10,382,449	1,924,789	17,723,792
Shares redeemed	(4,952,764)	(45,765,407)	(9,087,949)	(83,641,998)

Net change resulting from Investor Class share transactions	3,768,229	$34,776,476	6,000,389	$55,330,204
INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	61,142	$564,054	68,523	$631,414
Shares issued to shareholders in payment of distributions declared	14,318	132,347	28,718	264,499
Shares redeemed	(83,836)	(774,500)	(145,256)	(1,336,628)

Net change resulting from Advisor Class share transactions	(8,376)	$(78,099)	(48,015)	$(440,715)

Net change resulting from Fund Share transactions	3,759,853	$34,698,377	5,952,374	$54,889,489

Marshall Funds

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	665,315	$6,689,638	2,116,260	$21,205,377
Shares issued to shareholders in payment of distributions declared	29,109	292,631	265,742	2,657,087
Shares redeemed	(674,907)	(6,781,972)	(3,075,376)	(30,875,764)

Net change resulting from Fund Share transactions	19,517	$200,297	(693,374)	$(7,013,300)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	836,387	$7,541,059	2,464,733	$22,054,651
Shares issued to shareholders in payment of distributions declared	148,080	1,336,144	243,568	2,183,563
Shares redeemed	(1,425,796)	(12,861,466)	(3,658,669)	(32,805,555)

Net change resulting from Investor Class share transactions	(441,329)	$(3,984,263)	(950,368)	$(8,567,341)
SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	27,176	$244,847	24,560	$220,310
Shares issued to shareholders in payment of distributions declared	5,804	52,357	11,339	101,630
Shares redeemed	(30,445)	(274,305)	(48,895)	(437,964)

Net change resulting from Advisor Class share transactions	2,535	$22,899	(12,996)	$(116,024)

Net change resulting from Fund Share transactions	(438,794)	$(3,961,364)	(963,364)	$(8,683,365)

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	935,468,129	$935,468,129	1,748,822,328	$1,748,663,920
Shares issued to shareholders in payment of distributions declared	2,962,671	2,962,671	3,877,362	4,035,770
Shares redeemed	(839,784,436)	(839,784,436)	(1,782,072,501)	(1,782,072,501)

Net change resulting from Investor Class share transactions	98,646,364	$98,646,364	(29,372,811)	$(29,372,811)
GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	439,261,231	$439,261,231	1,426,032,596	$1,426,032,596
Shares issued to shareholders in payment of distributions declared	624,824	624,824	1,655,429	1,655,429
Shares redeemed	(381,179,270)	(381,179,270)	(1,399,443,822)	(1,399,443,822)

Net change resulting from Institutional Class share transactions	58,706,785	$58,706,785	28,244,203	$28,244,203

Net change resulting from Fund Share transactions	157,353,149	$157,353,149	(1,128,608)	$(1,128,608)

Notes to Financial Statements (continued)

	Period Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	2,552,080,323	$2,552,080,323	5,137,187,193	$5,137,187,193
Shares issued to shareholders in payment of distributions declared	13,589,129	13,589,129	19,084,406	19,084,406
Shares redeemed	(2,424,545,581)	(2,424,545,581)	(4,782,017,645)	(4,782,017,645)

Net change resulting from Investor Class share transactions	141,123,871	$141,123,871	374,253,954	$374,253,954
PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	80,894,080	$80,894,080	266,002,249	$266,002,249
Shares issued to shareholders in payment of distributions declared	2,219,966	2,219,966	3,055,453	3,055,453
Shares redeemed	(70,456,917)	(70,456,917)	(254,276,178)	(254,276,178)

Net change resulting from Advisor Class share transactions	12,657,129	$12,657,129	14,781,524	$14,781,524
PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	5,975,717,112	$5,975,717,112	10,715,565,608	$10,715,565,608
Shares issued to shareholders in payment of distributions declared	11,898,319	11,898,319	18,876,427	18,876,427
Shares redeemed	(5,413,866,627)	(5,413,866,627)	(10,631,030,666)	(10,631,030,666)

Net change resulting from Institutional Class share transactions	573,748,804	$573,748,804	103,411,369	$103,411,369

Net change resulting from Fund Share transactions	727,529,804	$727,529,804	492,446,847	$492,446,847

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	303,863,059	$303,863,059	487,128,790	$487,128,790
Shares issued to shareholders in payment of distributions declared	1,137,064	1,137,064	1,398,471	1,398,471
Shares redeemed	(235,247,128)	(235,247,128)	(438,751,346)	(438,751,346)

Net change resulting from Investor Class share transactions	69,752,995	$69,752,995	49,775,915	$49,775,915
TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	229,357,000	$229,357,000	356,907,298	$356,907,298
Shares issued to shareholders in payment of distributions declared	55,818	55,818	39,143	39,143
Shares redeemed	(165,259,093)	(165,259,093)	(264,749,842)	(264,749,842)

Net change resulting from Institutional Class share transactions	64,153,725	$64,153,725	92,196,599	$92,196,599

Net change resulting from Fund Share transactions	133,906,720	$133,906,720	141,972,514	$141,972,514

Marshall Funds

4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$320,783,411		$61,239,665	$(3,520,022)	$57,719,643
Large-Cap Growth Fund	249,937,040		34,041,538	(7,440,461)	26,601,077
Mid-Cap Value Fund	624,281,712		118,377,205	(8,417,527)	109,959,678
Mid-Cap Growth Fund	235,549,485		34,098,473	(2,200,542)	31,897,931
Small-Cap Growth Fund	280,829,907		44,724,268	(2,769,707)	41,954,561
International Stock Fund	562,948,001		87,140,280	(6,209,345)	80,930,935
Government Income Fund	1,087,352,113		2,112,283	(2,080,025)	32,258
Intermediate Bond Fund	1,066,901,149		3,290,613	(2,190,779)	1,099,834
Intermediate Tax-Free Fund	78,229,643		1,361,082	(73,551)	1,287,531
Short-Term Income Fund	142,651,722		231,650	(1,733,759)	(1,502,109)
Government Money Market Fund	315,278,220	*	—	—	—
Prime Money Market Fund	4,891,183,394	*	—	—	—
Tax-Free Money Market Fund	425,393,794	*	—	—	—

* at amortized cost

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2006 and 2005 was as follows:

	2006			2005
Fund Name	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$11,439,241	$—	$36,028,462	$13,421,810	$—	$13,392,909
Large-Cap Growth Fund	11,361,141	—	21,622,536	1,845,465	—	—
Mid-Cap Value Fund	12,216,179	—	51,535,070	8,203,315	—	26,772,417
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	5,769,643	—	7,710,290	—	—	—
International Stock Fund	3,259,900	—	—	2,624,979	—	—
Government Income Fund	23,703,562	—	—	15,839,943	—	—
Intermediate Bond Fund	29,092,735	—	—	24,879,647	—	—
Intermediate Tax-Free Fund	50,527	2,847,987	2,148,867	—	3,228,761	49,146
Short-Term Income Fund	5,359,412	—	—	5,548,941	—	—
Government Money Market Fund	8,059,533	—	—	3,954,318	—	—
Prime Money Market Fund	171,950,178	—	—	80,150,986	—	—
Tax-Free Money Market Fund	3,920	7,458,975	8,211	—	2,110,257	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

Notes to Financial Statements (continued)

At August 31, 2006, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in
Fund	2007	2008	2009	2010	2011	2012	2013	2014	Total
Mid-Cap Growth Fund	$—	$—	$—	$—	$36,124,416	$—	$—	$—	$36,124,416
Government Income Fund	—	1,467,490	—	—	—	—	—	412,462	1,879,952
Intermediate Bond Fund	—	1,553,692	—	6,283,428	3,131,248	—	—	4,907,527	15,875,895
Short-Term Income Fund	952,637	222,218	928,524	944,182	322,004	1,989,874	797,744	905,168	7,062,351
Prime Money Market Fund	—	—	—	6,964	395,328	—	—	—	402,292

The Short-Term Income Fund had capital loss carryforwards expire during the fiscal year 2006 in the amount of $618,371.

As of August 31, 2006, the Government Income, Intermediate Bond, Intermediate Tax-Free and Short-Term Income Funds had $1,772,139, $5,346,785, $124,492 and $843,872, respectively, of post-October losses, which are deferred until September 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Large-Cap Value Fund	0.75%
Large-Cap Growth Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small-Cap Growth Fund	1.00
International Stock Fund	1.00
Government Income Fund	0.75
Intermediate Bond Fund	0.60
Intermediate Tax-Free Fund	0.60
Short-Term Income Fund	0.60
Government Money Market	0.20
Prime Money Market Fund	0.15
Tax-Free Money Market Fund	0.20

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, Inc. The Adviser compensates each sub-adviser based on the level of average daily net assets of the International Stock Fund managed by each sub-adviser.

Marshall Funds

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Income Funds and the aggregate average daily net assets of all money market Funds as follows:

Maximum Fee	Fund’s ADNA
0.100%	on the first $250 million
0.095	on the next $250 million
0.080	on the next $250 million
0.060	on the next $250 million
0.040	on the next $500 million
0.020	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—Prior to November 1, 2005, the Funds were subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Effective November 1, 2005, the Funds’ Board of Directors approved the elimination of the Plan with respect to all of the Funds other than the Prime Money Market Fund. The Plan authorizes payments by the Prime Money Market Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Fund’s Advisor Class shares.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund pays MIS up to 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund for which Investors Bank & Trust maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets for the period.

Securities Lending—The Funds pay a portion of net revenue to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the period ended February 28, 2007:

Fund	Fees Paid
Large-Cap Value Fund	$6,625
Large-Cap Growth Fund	6,617
Mid-Cap Value Fund	43,594
Mid-Cap Growth Fund	35,529
Small-Cap Growth Fund	88,312
International Stock Fund	39,157
Government Income Fund	39,259
Intermediate Bond Fund	104,111
Short-Term Income Fund	2,157

General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of one or more of the above companies. None of the Fund officers or interested directors receive any compensation from the Funds.

6.	Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 28, 2007 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Value Fund	$52,009,783	$59,539,446	$—	$—
Large-Cap Growth Fund	40,879,713	50,667,998	—	—
Mid-Cap Value Fund	179,551,235	216,508,921	—	—
Mid-Cap Growth Fund	146,876,881	136,495,459	—	—
Small-Cap Growth Fund	172,773,541	170,251,314	—	—
International Stock Fund	204,024,296	188,291,539	—	—
Government Income Fund	75,317,169	23,949,256	2,307,370,463	2,326,327,836
Intermediate Bond Fund	203,900,698	154,619,425	1,553,416,760	1,561,780,583
Intermediate Tax-Free Fund	10,199,431	10,721,144	—	—
Short-Term Income Fund	15,215,683	22,530,652	3,894,514	1,208,438

Notes to Financial Statements (continued)

7.	Line of Credit/Interfund Borrowing and Lending

The Corporation, on behalf of the respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds rate. The LOC includes a commitment fee of 0.09% per annum on the daily unused portion. The Small-Cap Growth Fund utilized the LOC during the period ended February 28, 2007. The weighted-average borrowings outstanding during the period was $1,381, the maximum amount outstanding was $250,000, and the interest expense incurred was $40. No borrowings were outstanding under the LOC at February 28, 2007.

The Funds are permitted to participate in an interfund lending program, which allows the Funds to lend money to, and borrow money from, each other for temporary purposes. The money market funds will not participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a money market fund and (ii) more favorable than the lowest interest rate at which bank short-term loans would be available to the Funds.

8.	Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to all tax positions upon initial adoption. In a December 22, 2006 letter, the U.S. Securities and Exchange Commission indicated that they would not object to mutual funds implementing FIN 48 no later than the last day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. Mutual funds with fiscal year-ends of August 31, would implement Interpretation 48 no later than February 29, 2008, the last day of the semi-annual reporting period and the funds’ first required financial statement reporting period for their first fiscal year beginning after December 15, 2006. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Funds’ financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning November 15, 2007. SFAS 157 defines fair value, establishes framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the effect, if any, resulting from the adoption of this Interpretation on the Funds’ financial statements.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Marshall Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-236-FUND(3863)

414-287-8555

TDD: Speech and Hearing Impaired Services

1-800-209-3520

http://www.marshallfunds.com

Grand Distribution Services, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2007 Marshall Funds, Inc.	06-321-074 (04/07)

Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1)    Not applicable to semi-annual reports.

(a) (2)    Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)    Not applicable to open end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
April 20, 2007

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 20, 2007